Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AIM Counselor Series Trust (Invesco Counselor Series Trust)
Entity Central Index Key	0001112996
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
C000188888 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage U.S. Fund
Class Name	Class R6
Trading Symbol	SLESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Advantage U.S. Fund (Class R6)	$80	0.74%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.74%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, US large-cap equities delivered strong gains supported by resilient corporate earnings growth, continued enthusiasm around artificial intelligence-related investment themes and improving investor sentiment. Despite periodic volatility tied to interest rate and economic growth expectations, the asset class remained a primary driver of global equity market performance.
• For the fiscal year ended August 31, 2026, Class R6 shares of the Fund returned 16.42%. For the same time period, the S&P 500® Index (the "Benchmark") returned 20.38%.
What contributed to performance?
Diversified US Stock Portfolio | The Fund's exposure to a diversified portfolio of US stocks, designed to have low tracking error to the Benchmark, provided growth during the fiscal year and performed in-line with the Benchmark.
What detracted from performance?
Equity-Linked Notes | The defensive and income-producing options component of the Fund's investments in equity-linked notes (ELNs), helped mitigate heightened market volatility, particularly in early 2026 amid April's escalation of the Iran conflict and the volatility that followed. However, the defensive nature of the Fund's ELNs (which are comprised primarily of returns attributable to premiums received from selling embedded options and returns attributable to price changes in referenced equities, and cash or cash equivalents) detracted from overall portfolio performance when markets generally trended upwards during the fiscal year. Note that although ELNs detracted from overall Fund performance, the options component of the ELNs investments increased the Fund's yield during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Advantage U.S. Fund (Class R6)	16.42%	9.93%	8.38%
S&P 500® Index	20.38%	12.79%	15.37%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 217,434,836
Holdings Count | Holding	339
Advisory Fees Paid, Amount	$ 1,207,382
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$217,434,836
Total number of portfolio holdings	339
Total advisory fees paid	$1,207,382
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	6.27%
Apple, Inc.	5.67%
Microsoft Corp.	4.53%
Alphabet, Inc., Class A	4.49%
Amazon.com, Inc.	3.11%
Broadcom, Inc.	2.10%
Meta Platforms, Inc., Class A	1.53%
Micron Technology, Inc.	1.32%
Tesla, Inc.	1.31%
Eli Lilly and Co.	1.20%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	6.27%
Apple, Inc.	5.67%
Microsoft Corp.	4.53%
Alphabet, Inc., Class A	4.49%
Amazon.com, Inc.	3.11%
Broadcom, Inc.	2.10%
Meta Platforms, Inc., Class A	1.53%
Micron Technology, Inc.	1.32%
Tesla, Inc.	1.31%
Eli Lilly and Co.	1.20%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added indexing risk to its principal risks to reflect that certain portions of the Fund's assets are managed pursuant to an indexing approach and, therefore, the adverse performance of a particular security included in the index necessarily will not result in the elimination of the security from the Fund.

Material Fund Change Risks Change [Text Block]
The Fund added indexing risk to its principal risks to reflect that certain portions of the Fund's assets are managed pursuant to an indexing approach and, therefore, the adverse performance of a particular security included in the index necessarily will not result in the elimination of the security from the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000021883 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage U.S. Fund
Class Name	Class R5
Trading Symbol	SCIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Advantage U.S. Fund (Class R5)	$88	0.81%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.81%	[2]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, US large-cap equities delivered strong gains supported by resilient corporate earnings growth, continued enthusiasm around artificial intelligence-related investment themes and improving investor sentiment. Despite periodic volatility tied to interest rate and economic growth expectations, the asset class remained a primary driver of global equity market performance.
• For the fiscal year ended August 31, 2026, Class R5 shares of the Fund returned 16.08%. For the same time period, the S&P 500® Index (the "Benchmark") returned 20.38%.
What contributed to performance?
Diversified US Stock Portfolio | The Fund's exposure to a diversified portfolio of US stocks, designed to have low tracking error to the Benchmark, provided growth during the fiscal year and performed in-line with the Benchmark.
What detracted from performance?
Equity-Linked Notes | The defensive and income-producing options component of the Fund's investments in equity-linked notes (ELNs), helped mitigate heightened market volatility, particularly in early 2026 amid April's escalation of the Iran conflict and the volatility that followed. However, the defensive nature of the Fund's ELNs (which are comprised primarily of returns attributable to premiums received from selling embedded options and returns attributable to price changes in referenced equities, and cash or cash equivalents) detracted from overall portfolio performance when markets generally trended upwards during the fiscal year. Note that although ELNs detracted from overall Fund performance, the options component of the ELNs investments increased the Fund's yield during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Advantage U.S. Fund (Class R5)	16.08%	9.88%	8.38%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 217,434,836
Holdings Count | Holding	339
Advisory Fees Paid, Amount	$ 1,207,382
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$217,434,836
Total number of portfolio holdings	339
Total advisory fees paid	$1,207,382
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	6.27%
Apple, Inc.	5.67%
Microsoft Corp.	4.53%
Alphabet, Inc., Class A	4.49%
Amazon.com, Inc.	3.11%
Broadcom, Inc.	2.10%
Meta Platforms, Inc., Class A	1.53%
Micron Technology, Inc.	1.32%
Tesla, Inc.	1.31%
Eli Lilly and Co.	1.20%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	6.27%
Apple, Inc.	5.67%
Microsoft Corp.	4.53%
Alphabet, Inc., Class A	4.49%
Amazon.com, Inc.	3.11%
Broadcom, Inc.	2.10%
Meta Platforms, Inc., Class A	1.53%
Micron Technology, Inc.	1.32%
Tesla, Inc.	1.31%
Eli Lilly and Co.	1.20%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added indexing risk to its principal risks to reflect that certain portions of the Fund's assets are managed pursuant to an indexing approach and, therefore, the adverse performance of a particular security included in the index necessarily will not result in the elimination of the security from the Fund.

Material Fund Change Risks Change [Text Block]
The Fund added indexing risk to its principal risks to reflect that certain portions of the Fund's assets are managed pursuant to an indexing approach and, therefore, the adverse performance of a particular security included in the index necessarily will not result in the elimination of the security from the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000057286 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage U.S. Fund
Class Name	Investor Class
Trading Symbol	SCNUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Advantage U.S. Fund (Investor Class)	$117	1.08%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.08%	[3]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, US large-cap equities delivered strong gains supported by resilient corporate earnings growth, continued enthusiasm around artificial intelligence-related investment themes and improving investor sentiment. Despite periodic volatility tied to interest rate and economic growth expectations, the asset class remained a primary driver of global equity market performance.
• For the fiscal year ended August 31, 2026, Investor Class shares of the Fund returned 15.93%. For the same time period, the S&P 500® Index (the "Benchmark") returned 20.38%.
What contributed to performance?
Diversified US Stock Portfolio | The Fund's exposure to a diversified portfolio of US stocks, designed to have low tracking error to the Benchmark, provided growth during the fiscal year and performed in-line with the Benchmark.
What detracted from performance?
Equity-Linked Notes | The defensive and income-producing options component of the Fund's investments in equity-linked notes (ELNs), helped mitigate heightened market volatility, particularly in early 2026 amid April's escalation of the Iran conflict and the volatility that followed. However, the defensive nature of the Fund's ELNs (which are comprised primarily of returns attributable to premiums received from selling embedded options and returns attributable to price changes in referenced equities, and cash or cash equivalents) detracted from overall portfolio performance when markets generally trended upwards during the fiscal year. Note that although ELNs detracted from overall Fund performance, the options component of the ELNs investments increased the Fund's yield during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Advantage U.S. Fund (Investor Class)	15.93%	9.61%	8.01%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 217,434,836
Holdings Count | Holding	339
Advisory Fees Paid, Amount	$ 1,207,382
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$217,434,836
Total number of portfolio holdings	339
Total advisory fees paid	$1,207,382
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	6.27%
Apple, Inc.	5.67%
Microsoft Corp.	4.53%
Alphabet, Inc., Class A	4.49%
Amazon.com, Inc.	3.11%
Broadcom, Inc.	2.10%
Meta Platforms, Inc., Class A	1.53%
Micron Technology, Inc.	1.32%
Tesla, Inc.	1.31%
Eli Lilly and Co.	1.20%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	6.27%
Apple, Inc.	5.67%
Microsoft Corp.	4.53%
Alphabet, Inc., Class A	4.49%
Amazon.com, Inc.	3.11%
Broadcom, Inc.	2.10%
Meta Platforms, Inc., Class A	1.53%
Micron Technology, Inc.	1.32%
Tesla, Inc.	1.31%
Eli Lilly and Co.	1.20%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added indexing risk to its principal risks to reflect that certain portions of the Fund's assets are managed pursuant to an indexing approach and, therefore, the adverse performance of a particular security included in the index necessarily will not result in the elimination of the security from the Fund.

Material Fund Change Risks Change [Text Block]
The Fund added indexing risk to its principal risks to reflect that certain portions of the Fund's assets are managed pursuant to an indexing approach and, therefore, the adverse performance of a particular security included in the index necessarily will not result in the elimination of the security from the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000071346 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage U.S. Fund
Class Name	Class Y
Trading Symbol	SCAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Advantage U.S. Fund (Class Y)	$90	0.83%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.83%	[4]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, US large-cap equities delivered strong gains supported by resilient corporate earnings growth, continued enthusiasm around artificial intelligence-related investment themes and improving investor sentiment. Despite periodic volatility tied to interest rate and economic growth expectations, the asset class remained a primary driver of global equity market performance.
• For the fiscal year ended August 31, 2026, Class Y shares of the Fund returned 16.22%. For the same time period, the S&P 500® Index (the "Benchmark") returned 20.38%.
What contributed to performance?
Diversified US Stock Portfolio | The Fund's exposure to a diversified portfolio of US stocks, designed to have low tracking error to the Benchmark, provided growth during the fiscal year and performed in-line with the Benchmark.
What detracted from performance?
Equity-Linked Notes | The defensive and income-producing options component of the Fund's investments in equity-linked notes (ELNs), helped mitigate heightened market volatility, particularly in early 2026 amid April's escalation of the Iran conflict and the volatility that followed. However, the defensive nature of the Fund's ELNs (which are comprised primarily of returns attributable to premiums received from selling embedded options and returns attributable to price changes in referenced equities, and cash or cash equivalents) detracted from overall portfolio performance when markets generally trended upwards during the fiscal year. Note that although ELNs detracted from overall Fund performance, the options component of the ELNs investments increased the Fund's yield during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Advantage U.S. Fund (Class Y)	16.22%	9.85%	8.27%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 217,434,836
Holdings Count | Holding	339
Advisory Fees Paid, Amount	$ 1,207,382
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$217,434,836
Total number of portfolio holdings	339
Total advisory fees paid	$1,207,382
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	6.27%
Apple, Inc.	5.67%
Microsoft Corp.	4.53%
Alphabet, Inc., Class A	4.49%
Amazon.com, Inc.	3.11%
Broadcom, Inc.	2.10%
Meta Platforms, Inc., Class A	1.53%
Micron Technology, Inc.	1.32%
Tesla, Inc.	1.31%
Eli Lilly and Co.	1.20%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	6.27%
Apple, Inc.	5.67%
Microsoft Corp.	4.53%
Alphabet, Inc., Class A	4.49%
Amazon.com, Inc.	3.11%
Broadcom, Inc.	2.10%
Meta Platforms, Inc., Class A	1.53%
Micron Technology, Inc.	1.32%
Tesla, Inc.	1.31%
Eli Lilly and Co.	1.20%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added indexing risk to its principal risks to reflect that certain portions of the Fund's assets are managed pursuant to an indexing approach and, therefore, the adverse performance of a particular security included in the index necessarily will not result in the elimination of the security from the Fund.

Material Fund Change Risks Change [Text Block]
The Fund added indexing risk to its principal risks to reflect that certain portions of the Fund's assets are managed pursuant to an indexing approach and, therefore, the adverse performance of a particular security included in the index necessarily will not result in the elimination of the security from the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000021882 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage U.S. Fund
Class Name	Class R
Trading Symbol	SCRUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Advantage U.S. Fund (Class R)	$143	1.33%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.33%	[5]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, US large-cap equities delivered strong gains supported by resilient corporate earnings growth, continued enthusiasm around artificial intelligence-related investment themes and improving investor sentiment. Despite periodic volatility tied to interest rate and economic growth expectations, the asset class remained a primary driver of global equity market performance.
• For the fiscal year ended August 31, 2026, Class R shares of the Fund returned 15.64%. For the same time period, the S&P 500® Index (the "Benchmark") returned 20.38%.
What contributed to performance?
Diversified US Stock Portfolio | The Fund's exposure to a diversified portfolio of US stocks, designed to have low tracking error to the Benchmark, provided growth during the fiscal year and performed in-line with the Benchmark.
What detracted from performance?
Equity-Linked Notes | The defensive and income-producing options component of the Fund's investments in equity-linked notes (ELNs), helped mitigate heightened market volatility, particularly in early 2026 amid April's escalation of the Iran conflict and the volatility that followed. However, the defensive nature of the Fund's ELNs (which are comprised primarily of returns attributable to premiums received from selling embedded options and returns attributable to price changes in referenced equities, and cash or cash equivalents) detracted from overall portfolio performance when markets generally trended upwards during the fiscal year. Note that although ELNs detracted from overall Fund performance, the options component of the ELNs investments increased the Fund's yield during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Advantage U.S. Fund (Class R)	15.64%	9.32%	7.73%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 217,434,836
Holdings Count | Holding	339
Advisory Fees Paid, Amount	$ 1,207,382
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$217,434,836
Total number of portfolio holdings	339
Total advisory fees paid	$1,207,382
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	6.27%
Apple, Inc.	5.67%
Microsoft Corp.	4.53%
Alphabet, Inc., Class A	4.49%
Amazon.com, Inc.	3.11%
Broadcom, Inc.	2.10%
Meta Platforms, Inc., Class A	1.53%
Micron Technology, Inc.	1.32%
Tesla, Inc.	1.31%
Eli Lilly and Co.	1.20%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	6.27%
Apple, Inc.	5.67%
Microsoft Corp.	4.53%
Alphabet, Inc., Class A	4.49%
Amazon.com, Inc.	3.11%
Broadcom, Inc.	2.10%
Meta Platforms, Inc., Class A	1.53%
Micron Technology, Inc.	1.32%
Tesla, Inc.	1.31%
Eli Lilly and Co.	1.20%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added indexing risk to its principal risks to reflect that certain portions of the Fund's assets are managed pursuant to an indexing approach and, therefore, the adverse performance of a particular security included in the index necessarily will not result in the elimination of the security from the Fund.

Material Fund Change Risks Change [Text Block]
The Fund added indexing risk to its principal risks to reflect that certain portions of the Fund's assets are managed pursuant to an indexing approach and, therefore, the adverse performance of a particular security included in the index necessarily will not result in the elimination of the security from the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000021881 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage U.S. Fund
Class Name	Class C
Trading Symbol	SCCUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Advantage U.S. Fund (Class C)	$197	1.83%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.83%	[6]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, US large-cap equities delivered strong gains supported by resilient corporate earnings growth, continued enthusiasm around artificial intelligence-related investment themes and improving investor sentiment. Despite periodic volatility tied to interest rate and economic growth expectations, the asset class remained a primary driver of global equity market performance.
• For the fiscal year ended August 31, 2026, Class C shares of the Fund, excluding sales charge, returned 15.00%. For the same time period, the S&P 500® Index (the "Benchmark") returned 20.38%.
What contributed to performance?
Diversified US Stock Portfolio | The Fund's exposure to a diversified portfolio of US stocks, designed to have low tracking error to the Benchmark, provided growth during the fiscal year and performed in-line with the Benchmark.
What detracted from performance?
Equity-Linked Notes | The defensive and income-producing options component of the Fund's investments in equity-linked notes (ELNs), helped mitigate heightened market volatility, particularly in early 2026 amid April's escalation of the Iran conflict and the volatility that followed. However, the defensive nature of the Fund's ELNs (which are comprised primarily of returns attributable to premiums received from selling embedded options and returns attributable to price changes in referenced equities, and cash or cash equivalents) detracted from overall portfolio performance when markets generally trended upwards during the fiscal year. Note that although ELNs detracted from overall Fund performance, the options component of the ELNs investments increased the Fund's yield during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Advantage U.S. Fund (Class C) —including sales charge	14.00%	8.77%	7.35%
Invesco Income Advantage U.S. Fund (Class C) —excluding sales charge	15.00%	8.77%	7.35%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 217,434,836
Holdings Count | Holding	339
Advisory Fees Paid, Amount	$ 1,207,382
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$217,434,836
Total number of portfolio holdings	339
Total advisory fees paid	$1,207,382
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	6.27%
Apple, Inc.	5.67%
Microsoft Corp.	4.53%
Alphabet, Inc., Class A	4.49%
Amazon.com, Inc.	3.11%
Broadcom, Inc.	2.10%
Meta Platforms, Inc., Class A	1.53%
Micron Technology, Inc.	1.32%
Tesla, Inc.	1.31%
Eli Lilly and Co.	1.20%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	6.27%
Apple, Inc.	5.67%
Microsoft Corp.	4.53%
Alphabet, Inc., Class A	4.49%
Amazon.com, Inc.	3.11%
Broadcom, Inc.	2.10%
Meta Platforms, Inc., Class A	1.53%
Micron Technology, Inc.	1.32%
Tesla, Inc.	1.31%
Eli Lilly and Co.	1.20%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added indexing risk to its principal risks to reflect that certain portions of the Fund's assets are managed pursuant to an indexing approach and, therefore, the adverse performance of a particular security included in the index necessarily will not result in the elimination of the security from the Fund.

Material Fund Change Risks Change [Text Block]
The Fund added indexing risk to its principal risks to reflect that certain portions of the Fund's assets are managed pursuant to an indexing approach and, therefore, the adverse performance of a particular security included in the index necessarily will not result in the elimination of the security from the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000021879 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage U.S. Fund
Class Name	Class A
Trading Symbol	SCAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Advantage U.S. Fund (Class A)	$117	1.08%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.08%	[7]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, US large-cap equities delivered strong gains supported by resilient corporate earnings growth, continued enthusiasm around artificial intelligence-related investment themes and improving investor sentiment. Despite periodic volatility tied to interest rate and economic growth expectations, the asset class remained a primary driver of global equity market performance.
• For the fiscal year ended August 31, 2026, Class A shares of the Fund, excluding sales charge, returned 15.98%. For the same time period, the S&P 500® Index (the "Benchmark") returned 20.38%.
What contributed to performance?
Diversified US Stock Portfolio | The Fund's exposure to a diversified portfolio of US stocks, designed to have low tracking error to the Benchmark, provided growth during the fiscal year and performed in-line with the Benchmark.
What detracted from performance?
Equity-Linked Notes | The defensive and income-producing options component of the Fund's investments in equity-linked notes (ELNs), helped mitigate heightened market volatility, particularly in early 2026 amid April's escalation of the Iran conflict and the volatility that followed. However, the defensive nature of the Fund's ELNs (which are comprised primarily of returns attributable to premiums received from selling embedded options and returns attributable to price changes in referenced equities, and cash or cash equivalents) detracted from overall portfolio performance when markets generally trended upwards during the fiscal year. Note that although ELNs detracted from overall Fund performance, the options component of the ELNs investments increased the Fund's yield during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Advantage U.S. Fund (Class A) —including sales charge	9.62%	8.36%	7.40%
Invesco Income Advantage U.S. Fund (Class A) —excluding sales charge	15.98%	9.60%	8.01%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 217,434,836
Holdings Count | Holding	339
Advisory Fees Paid, Amount	$ 1,207,382
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$217,434,836
Total number of portfolio holdings	339
Total advisory fees paid	$1,207,382
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	6.27%
Apple, Inc.	5.67%
Microsoft Corp.	4.53%
Alphabet, Inc., Class A	4.49%
Amazon.com, Inc.	3.11%
Broadcom, Inc.	2.10%
Meta Platforms, Inc., Class A	1.53%
Micron Technology, Inc.	1.32%
Tesla, Inc.	1.31%
Eli Lilly and Co.	1.20%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	6.27%
Apple, Inc.	5.67%
Microsoft Corp.	4.53%
Alphabet, Inc., Class A	4.49%
Amazon.com, Inc.	3.11%
Broadcom, Inc.	2.10%
Meta Platforms, Inc., Class A	1.53%
Micron Technology, Inc.	1.32%
Tesla, Inc.	1.31%
Eli Lilly and Co.	1.20%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added indexing risk to its principal risks to reflect that certain portions of the Fund's assets are managed pursuant to an indexing approach and, therefore, the adverse performance of a particular security included in the index necessarily will not result in the elimination of the security from the Fund.

Material Fund Change Risks Change [Text Block]
The Fund added indexing risk to its principal risks to reflect that certain portions of the Fund's assets are managed pursuant to an indexing approach and, therefore, the adverse performance of a particular security included in the index necessarily will not result in the elimination of the security from the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000032264 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Floating Rate ESG Fund
Class Name	Class A
Trading Symbol	AFRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Floating Rate ESG Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Floating Rate ESG Fund (Class A)	$111	1.10%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, senior loans benefited from elevated income levels, generally resilient credit fundamentals, relatively low default activity, and favorable supply-demand dynamics within the leveraged loan market. The Fund holds the vast majority of its portfolio in senior loans and benefited from this broader market environment.
• For the fiscal year ended August 31, 2026, Class A shares of the Fund, excluding sales charge, returned 2.54%. For the same time period, the S&P UBS Leveraged Loan Index (the “Benchmark”) returned 4.87%.
What contributed to relative performance?
• Relative to the Benchmark, on a credit rating basis, the Non Rated (NR) credit ratings‡ category (those issues that do not have a rating for a number of reasons) acted as the largest contributor, while on a sector basis, the transportation, energy and food and drug sectors acted as the largest contributors.
• Relative to the Benchmark, on an individual issuer basis, Monitronics International, Inc., McDermott International, Ltd. and MLN US HoldCo LLC (dba Mitel) were the largest contributors.
What detracted from relative performance?
• Relative to the Benchmark, on a credit rating basis, individual credit selections within the B credit ratings‡ category acted as the largest detractor, while on a sector basis, the chemicals, healthcare and forest products sectors acted as the largest detractors.
• Relative to the Benchmark, on an individual issuer basis, NewLife Forest Restoration LLC, Trinseo Materials Operating S.C.A. and MedAssets Software Intermediate Holdings, Inc. were the largest detractors. Trinseo Materials Operating S.C.A. and MedAssets Software Intermediate Holdings, Inc. were no longer held by the Fund as of the fiscal year ended August 31, 2026.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), such as Standard & Poor’s, Fitch Ratings, or Moody’s Ratings, of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated (NR)” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Floating Rate ESG Fund (Class A) —including sales charge	-0.04%	4.16%	4.21%
Invesco Floating Rate ESG Fund (Class A) —excluding sales charge	2.54%	4.70%	4.47%
S&P UBS Leveraged Loan Index	4.87%	6.20%	5.44%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,809,477,392
Holdings Count | Holding	540
Advisory Fees Paid, Amount	$ 12,355,016
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,809,477,392
Total number of portfolio holdings	540
Total advisory fees paid	$12,355,016
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Monitronics International, Inc.	1.28%
V Global Holdings LLC, Term Loan, 9.63%, 01/02/2029	1.16%
Spin Holdco Inc., Term Loan, 8.01%, 09/04/2030	1.06%
My Alarm Center LLC, Class A	1.03%
Monitronics International, Inc., DIP Term Loan A, 11.49%, 06/30/2028	0.98%
Empire Today LLC	0.89%
MLN US HoldCo LLC (dba Mitel), Term Loan A-2, 11.69%, 06/20/2030	0.87%
MLN US HoldCo. LLC (dba Mitel)	0.80%
Crown Finance US, Inc., First Lien Term Loan, 8.15%, 12/02/2031	0.77%
Libbey Glass LLC, Term Loan B, 10.49%, 11/22/2027	0.75%
* Excluding money market fund holdings, if any.
Credit quality ratings breakdown**
(% of total investments)
BBB-	2.1%
BB+	3.5%
BB	4.5%
BB-	7.7%
B+	16.0%
B	25.7%
B-	12.2%
CCC+	5.9%
CCC	2.0%
CCC-	1.1%
NR	11.2%
Equity	8.1%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Monitronics International, Inc.	1.28%
V Global Holdings LLC, Term Loan, 9.63%, 01/02/2029	1.16%
Spin Holdco Inc., Term Loan, 8.01%, 09/04/2030	1.06%
My Alarm Center LLC, Class A	1.03%
Monitronics International, Inc., DIP Term Loan A, 11.49%, 06/30/2028	0.98%
Empire Today LLC	0.89%
MLN US HoldCo LLC (dba Mitel), Term Loan A-2, 11.69%, 06/20/2030	0.87%
MLN US HoldCo. LLC (dba Mitel)	0.80%
Crown Finance US, Inc., First Lien Term Loan, 8.15%, 12/02/2031	0.77%
Libbey Glass LLC, Term Loan B, 10.49%, 11/22/2027	0.75%
* Excluding money market fund holdings, if any.

C000032266 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Floating Rate ESG Fund
Class Name	Class C
Trading Symbol	AFRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Floating Rate ESG Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Floating Rate ESG Fund (Class C)	$162	1.60%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, senior loans benefited from elevated income levels, generally resilient credit fundamentals, relatively low default activity, and favorable supply-demand dynamics within the leveraged loan market. The Fund holds the vast majority of its portfolio in senior loans and benefited from this broader market environment.
• For the fiscal year ended August 31, 2026, Class C shares of the Fund, excluding sales charge, returned 2.01%. For the same time period, the S&P UBS Leveraged Loan Index (the “Benchmark”) returned 4.87%.
What contributed to relative performance?
• Relative to the Benchmark, on a credit rating basis, the Non Rated (NR) credit ratings‡ category (those issues that do not have a rating for a number of reasons) acted as the largest contributor, while on a sector basis, the transportation, energy and food and drug sectors acted as the largest contributors.
• Relative to the Benchmark, on an individual issuer basis, Monitronics International, Inc., McDermott International, Ltd. and MLN US HoldCo LLC (dba Mitel) were the largest contributors.
What detracted from relative performance?
• Relative to the Benchmark, on a credit rating basis, individual credit selections within the B credit ratings‡ category acted as the largest detractor, while on a sector basis, the chemicals, healthcare and forest products sectors acted as the largest detractors.
• Relative to the Benchmark, on an individual issuer basis, NewLife Forest Restoration LLC, Trinseo Materials Operating S.C.A. and MedAssets Software Intermediate Holdings, Inc. were the largest detractors. Trinseo Materials Operating S.C.A. and MedAssets Software Intermediate Holdings, Inc. were no longer held by the Fund as of the fiscal year ended August 31, 2026.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), such as Standard & Poor’s, Fitch Ratings, or Moody’s Ratings, of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated (NR)” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Floating Rate ESG Fund (Class C) —including sales charge	1.05%	4.16%	4.05%
Invesco Floating Rate ESG Fund (Class C) —excluding sales charge	2.01%	4.16%	4.05%
S&P UBS Leveraged Loan Index	4.87%	6.20%	5.44%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,809,477,392
Holdings Count | Holding	540
Advisory Fees Paid, Amount	$ 12,355,016
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,809,477,392
Total number of portfolio holdings	540
Total advisory fees paid	$12,355,016
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Monitronics International, Inc.	1.28%
V Global Holdings LLC, Term Loan, 9.63%, 01/02/2029	1.16%
Spin Holdco Inc., Term Loan, 8.01%, 09/04/2030	1.06%
My Alarm Center LLC, Class A	1.03%
Monitronics International, Inc., DIP Term Loan A, 11.49%, 06/30/2028	0.98%
Empire Today LLC	0.89%
MLN US HoldCo LLC (dba Mitel), Term Loan A-2, 11.69%, 06/20/2030	0.87%
MLN US HoldCo. LLC (dba Mitel)	0.80%
Crown Finance US, Inc., First Lien Term Loan, 8.15%, 12/02/2031	0.77%
Libbey Glass LLC, Term Loan B, 10.49%, 11/22/2027	0.75%
* Excluding money market fund holdings, if any.
Credit quality ratings breakdown**
(% of total investments)
BBB-	2.1%
BB+	3.5%
BB	4.5%
BB-	7.7%
B+	16.0%
B	25.7%
B-	12.2%
CCC+	5.9%
CCC	2.0%
CCC-	1.1%
NR	11.2%
Equity	8.1%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Monitronics International, Inc.	1.28%
V Global Holdings LLC, Term Loan, 9.63%, 01/02/2029	1.16%
Spin Holdco Inc., Term Loan, 8.01%, 09/04/2030	1.06%
My Alarm Center LLC, Class A	1.03%
Monitronics International, Inc., DIP Term Loan A, 11.49%, 06/30/2028	0.98%
Empire Today LLC	0.89%
MLN US HoldCo LLC (dba Mitel), Term Loan A-2, 11.69%, 06/20/2030	0.87%
MLN US HoldCo. LLC (dba Mitel)	0.80%
Crown Finance US, Inc., First Lien Term Loan, 8.15%, 12/02/2031	0.77%
Libbey Glass LLC, Term Loan B, 10.49%, 11/22/2027	0.75%
* Excluding money market fund holdings, if any.

C000032267 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Floating Rate ESG Fund
Class Name	Class R
Trading Symbol	AFRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Floating Rate ESG Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Floating Rate ESG Fund (Class R)	$137	1.35%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, senior loans benefited from elevated income levels, generally resilient credit fundamentals, relatively low default activity, and favorable supply-demand dynamics within the leveraged loan market. The Fund holds the vast majority of its portfolio in senior loans and benefited from this broader market environment.
• For the fiscal year ended August 31, 2026, Class R shares of the Fund returned 2.30%. For the same time period, the S&P UBS Leveraged Loan Index (the “Benchmark”) returned 4.87%.
What contributed to relative performance?
• Relative to the Benchmark, on a credit rating basis, the Non Rated (NR) credit ratings‡ category (those issues that do not have a rating for a number of reasons) acted as the largest contributor, while on a sector basis, the transportation, energy and food and drug sectors acted as the largest contributors.
• Relative to the Benchmark, on an individual issuer basis, Monitronics International, Inc., McDermott International, Ltd. and MLN US HoldCo LLC (dba Mitel) were the largest contributors.
What detracted from relative performance?
• Relative to the Benchmark, on a credit rating basis, individual credit selections within the B credit ratings‡ category acted as the largest detractor, while on a sector basis, the chemicals, healthcare and forest products sectors acted as the largest detractors.
• Relative to the Benchmark, on an individual issuer basis, NewLife Forest Restoration LLC, Trinseo Materials Operating S.C.A. and MedAssets Software Intermediate Holdings, Inc. were the largest detractors. Trinseo Materials Operating S.C.A. and MedAssets Software Intermediate Holdings, Inc. were no longer held by the Fund as of the fiscal year ended August 31, 2026.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), such as Standard & Poor’s, Fitch Ratings, or Moody’s Ratings, of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated (NR)” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Floating Rate ESG Fund (Class R)	2.30%	4.47%	4.21%
S&P UBS Leveraged Loan Index	4.87%	6.20%	5.44%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,809,477,392
Holdings Count | Holding	540
Advisory Fees Paid, Amount	$ 12,355,016
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,809,477,392
Total number of portfolio holdings	540
Total advisory fees paid	$12,355,016
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Monitronics International, Inc.	1.28%
V Global Holdings LLC, Term Loan, 9.63%, 01/02/2029	1.16%
Spin Holdco Inc., Term Loan, 8.01%, 09/04/2030	1.06%
My Alarm Center LLC, Class A	1.03%
Monitronics International, Inc., DIP Term Loan A, 11.49%, 06/30/2028	0.98%
Empire Today LLC	0.89%
MLN US HoldCo LLC (dba Mitel), Term Loan A-2, 11.69%, 06/20/2030	0.87%
MLN US HoldCo. LLC (dba Mitel)	0.80%
Crown Finance US, Inc., First Lien Term Loan, 8.15%, 12/02/2031	0.77%
Libbey Glass LLC, Term Loan B, 10.49%, 11/22/2027	0.75%
* Excluding money market fund holdings, if any.
Credit quality ratings breakdown**
(% of total investments)
BBB-	2.1%
BB+	3.5%
BB	4.5%
BB-	7.7%
B+	16.0%
B	25.7%
B-	12.2%
CCC+	5.9%
CCC	2.0%
CCC-	1.1%
NR	11.2%
Equity	8.1%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Monitronics International, Inc.	1.28%
V Global Holdings LLC, Term Loan, 9.63%, 01/02/2029	1.16%
Spin Holdco Inc., Term Loan, 8.01%, 09/04/2030	1.06%
My Alarm Center LLC, Class A	1.03%
Monitronics International, Inc., DIP Term Loan A, 11.49%, 06/30/2028	0.98%
Empire Today LLC	0.89%
MLN US HoldCo LLC (dba Mitel), Term Loan A-2, 11.69%, 06/20/2030	0.87%
MLN US HoldCo. LLC (dba Mitel)	0.80%
Crown Finance US, Inc., First Lien Term Loan, 8.15%, 12/02/2031	0.77%
Libbey Glass LLC, Term Loan B, 10.49%, 11/22/2027	0.75%
* Excluding money market fund holdings, if any.

C000071348 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Floating Rate ESG Fund
Class Name	Class Y
Trading Symbol	AFRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Floating Rate ESG Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Floating Rate ESG Fund (Class Y)	$86	0.85%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, senior loans benefited from elevated income levels, generally resilient credit fundamentals, relatively low default activity, and favorable supply-demand dynamics within the leveraged loan market. The Fund holds the vast majority of its portfolio in senior loans and benefited from this broader market environment.
• For the fiscal year ended August 31, 2026, Class Y shares of the Fund returned 2.80%. For the same time period, the S&P UBS Leveraged Loan Index (the “Benchmark”) returned 4.87%.
What contributed to relative performance?
• Relative to the Benchmark, on a credit rating basis, the Non Rated (NR) credit ratings‡ category (those issues that do not have a rating for a number of reasons) acted as the largest contributor, while on a sector basis, the transportation, energy and food and drug sectors acted as the largest contributors.
• Relative to the Benchmark, on an individual issuer basis, Monitronics International, Inc., McDermott International, Ltd. and MLN US HoldCo LLC (dba Mitel) were the largest contributors.
What detracted from relative performance?
• Relative to the Benchmark, on a credit rating basis, individual credit selections within the B credit ratings‡ category acted as the largest detractor, while on a sector basis, the chemicals, healthcare and forest products sectors acted as the largest detractors.
• Relative to the Benchmark, on an individual issuer basis, NewLife Forest Restoration LLC, Trinseo Materials Operating S.C.A. and MedAssets Software Intermediate Holdings, Inc. were the largest detractors. Trinseo Materials Operating S.C.A. and MedAssets Software Intermediate Holdings, Inc. were no longer held by the Fund as of the fiscal year ended August 31, 2026.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), such as Standard & Poor’s, Fitch Ratings, or Moody’s Ratings, of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated (NR)” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Floating Rate ESG Fund (Class Y)	2.80%	4.95%	4.73%
S&P UBS Leveraged Loan Index	4.87%	6.20%	5.44%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,809,477,392
Holdings Count | Holding	540
Advisory Fees Paid, Amount	$ 12,355,016
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,809,477,392
Total number of portfolio holdings	540
Total advisory fees paid	$12,355,016
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Monitronics International, Inc.	1.28%
V Global Holdings LLC, Term Loan, 9.63%, 01/02/2029	1.16%
Spin Holdco Inc., Term Loan, 8.01%, 09/04/2030	1.06%
My Alarm Center LLC, Class A	1.03%
Monitronics International, Inc., DIP Term Loan A, 11.49%, 06/30/2028	0.98%
Empire Today LLC	0.89%
MLN US HoldCo LLC (dba Mitel), Term Loan A-2, 11.69%, 06/20/2030	0.87%
MLN US HoldCo. LLC (dba Mitel)	0.80%
Crown Finance US, Inc., First Lien Term Loan, 8.15%, 12/02/2031	0.77%
Libbey Glass LLC, Term Loan B, 10.49%, 11/22/2027	0.75%
* Excluding money market fund holdings, if any.
Credit quality ratings breakdown**
(% of total investments)
BBB-	2.1%
BB+	3.5%
BB	4.5%
BB-	7.7%
B+	16.0%
B	25.7%
B-	12.2%
CCC+	5.9%
CCC	2.0%
CCC-	1.1%
NR	11.2%
Equity	8.1%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Monitronics International, Inc.	1.28%
V Global Holdings LLC, Term Loan, 9.63%, 01/02/2029	1.16%
Spin Holdco Inc., Term Loan, 8.01%, 09/04/2030	1.06%
My Alarm Center LLC, Class A	1.03%
Monitronics International, Inc., DIP Term Loan A, 11.49%, 06/30/2028	0.98%
Empire Today LLC	0.89%
MLN US HoldCo LLC (dba Mitel), Term Loan A-2, 11.69%, 06/20/2030	0.87%
MLN US HoldCo. LLC (dba Mitel)	0.80%
Crown Finance US, Inc., First Lien Term Loan, 8.15%, 12/02/2031	0.77%
Libbey Glass LLC, Term Loan B, 10.49%, 11/22/2027	0.75%
* Excluding money market fund holdings, if any.

C000032268 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Floating Rate ESG Fund
Class Name	Class R5
Trading Symbol	AFRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Floating Rate ESG Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Floating Rate ESG Fund (Class R5)	$84	0.83%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, senior loans benefited from elevated income levels, generally resilient credit fundamentals, relatively low default activity, and favorable supply-demand dynamics within the leveraged loan market. The Fund holds the vast majority of its portfolio in senior loans and benefited from this broader market environment.
• For the fiscal year ended August 31, 2026, Class R5 shares of the Fund returned 2.81%. For the same time period, the S&P UBS Leveraged Loan Index (the “Benchmark”) returned 4.87%.
What contributed to relative performance?
• Relative to the Benchmark, on a credit rating basis, the Non Rated (NR) credit ratings‡ category (those issues that do not have a rating for a number of reasons) acted as the largest contributor, while on a sector basis, the transportation, energy and food and drug sectors acted as the largest contributors.
• Relative to the Benchmark, on an individual issuer basis, Monitronics International, Inc., McDermott International, Ltd. and MLN US HoldCo LLC (dba Mitel) were the largest contributors.
What detracted from relative performance?
• Relative to the Benchmark, on a credit rating basis, individual credit selections within the B credit ratings‡ category acted as the largest detractor, while on a sector basis, the chemicals, healthcare and forest products sectors acted as the largest detractors.
• Relative to the Benchmark, on an individual issuer basis, NewLife Forest Restoration LLC, Trinseo Materials Operating S.C.A. and MedAssets Software Intermediate Holdings, Inc. were the largest detractors. Trinseo Materials Operating S.C.A. and MedAssets Software Intermediate Holdings, Inc. were no longer held by the Fund as of the fiscal year ended August 31, 2026.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), such as Standard & Poor’s, Fitch Ratings, or Moody’s Ratings, of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated (NR)” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Floating Rate ESG Fund (Class R5)	2.81%	4.97%	4.74%
S&P UBS Leveraged Loan Index	4.87%	6.20%	5.44%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,809,477,392
Holdings Count | Holding	540
Advisory Fees Paid, Amount	$ 12,355,016
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,809,477,392
Total number of portfolio holdings	540
Total advisory fees paid	$12,355,016
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Monitronics International, Inc.	1.28%
V Global Holdings LLC, Term Loan, 9.63%, 01/02/2029	1.16%
Spin Holdco Inc., Term Loan, 8.01%, 09/04/2030	1.06%
My Alarm Center LLC, Class A	1.03%
Monitronics International, Inc., DIP Term Loan A, 11.49%, 06/30/2028	0.98%
Empire Today LLC	0.89%
MLN US HoldCo LLC (dba Mitel), Term Loan A-2, 11.69%, 06/20/2030	0.87%
MLN US HoldCo. LLC (dba Mitel)	0.80%
Crown Finance US, Inc., First Lien Term Loan, 8.15%, 12/02/2031	0.77%
Libbey Glass LLC, Term Loan B, 10.49%, 11/22/2027	0.75%
* Excluding money market fund holdings, if any.
Credit quality ratings breakdown**
(% of total investments)
BBB-	2.1%
BB+	3.5%
BB	4.5%
BB-	7.7%
B+	16.0%
B	25.7%
B-	12.2%
CCC+	5.9%
CCC	2.0%
CCC-	1.1%
NR	11.2%
Equity	8.1%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Monitronics International, Inc.	1.28%
V Global Holdings LLC, Term Loan, 9.63%, 01/02/2029	1.16%
Spin Holdco Inc., Term Loan, 8.01%, 09/04/2030	1.06%
My Alarm Center LLC, Class A	1.03%
Monitronics International, Inc., DIP Term Loan A, 11.49%, 06/30/2028	0.98%
Empire Today LLC	0.89%
MLN US HoldCo LLC (dba Mitel), Term Loan A-2, 11.69%, 06/20/2030	0.87%
MLN US HoldCo. LLC (dba Mitel)	0.80%
Crown Finance US, Inc., First Lien Term Loan, 8.15%, 12/02/2031	0.77%
Libbey Glass LLC, Term Loan B, 10.49%, 11/22/2027	0.75%
* Excluding money market fund holdings, if any.

C000120775 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Floating Rate ESG Fund
Class Name	Class R6
Trading Symbol	AFRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Floating Rate ESG Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Floating Rate ESG Fund (Class R6)	$77	0.76%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, senior loans benefited from elevated income levels, generally resilient credit fundamentals, relatively low default activity, and favorable supply-demand dynamics within the leveraged loan market. The Fund holds the vast majority of its portfolio in senior loans and benefited from this broader market environment.
• For the fiscal year ended August 31, 2026, Class R6 shares of the Fund returned 2.88%. For the same time period, the S&P UBS Leveraged Loan Index (the “Benchmark”) returned 4.87%.
What contributed to relative performance?
• Relative to the Benchmark, on a credit rating basis, the Non Rated (NR) credit ratings‡ category (those issues that do not have a rating for a number of reasons) acted as the largest contributor, while on a sector basis, the transportation, energy and food and drug sectors acted as the largest contributors.
• Relative to the Benchmark, on an individual issuer basis, Monitronics International, Inc., McDermott International, Ltd. and MLN US HoldCo LLC (dba Mitel) were the largest contributors.
What detracted from relative performance?
• Relative to the Benchmark, on a credit rating basis, individual credit selections within the B credit ratings‡ category acted as the largest detractor, while on a sector basis, the chemicals, healthcare and forest products sectors acted as the largest detractors.
• Relative to the Benchmark, on an individual issuer basis, NewLife Forest Restoration LLC, Trinseo Materials Operating S.C.A. and MedAssets Software Intermediate Holdings, Inc. were the largest detractors. Trinseo Materials Operating S.C.A. and MedAssets Software Intermediate Holdings, Inc. were no longer held by the Fund as of the fiscal year ended August 31, 2026.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), such as Standard & Poor’s, Fitch Ratings, or Moody’s Ratings, of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated (NR)” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Floating Rate ESG Fund (Class R6)	2.88%	5.07%	4.82%
S&P UBS Leveraged Loan Index	4.87%	6.20%	5.44%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,809,477,392
Holdings Count | Holding	540
Advisory Fees Paid, Amount	$ 12,355,016
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,809,477,392
Total number of portfolio holdings	540
Total advisory fees paid	$12,355,016
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Monitronics International, Inc.	1.28%
V Global Holdings LLC, Term Loan, 9.63%, 01/02/2029	1.16%
Spin Holdco Inc., Term Loan, 8.01%, 09/04/2030	1.06%
My Alarm Center LLC, Class A	1.03%
Monitronics International, Inc., DIP Term Loan A, 11.49%, 06/30/2028	0.98%
Empire Today LLC	0.89%
MLN US HoldCo LLC (dba Mitel), Term Loan A-2, 11.69%, 06/20/2030	0.87%
MLN US HoldCo. LLC (dba Mitel)	0.80%
Crown Finance US, Inc., First Lien Term Loan, 8.15%, 12/02/2031	0.77%
Libbey Glass LLC, Term Loan B, 10.49%, 11/22/2027	0.75%
* Excluding money market fund holdings, if any.
Credit quality ratings breakdown**
(% of total investments)
BBB-	2.1%
BB+	3.5%
BB	4.5%
BB-	7.7%
B+	16.0%
B	25.7%
B-	12.2%
CCC+	5.9%
CCC	2.0%
CCC-	1.1%
NR	11.2%
Equity	8.1%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Monitronics International, Inc.	1.28%
V Global Holdings LLC, Term Loan, 9.63%, 01/02/2029	1.16%
Spin Holdco Inc., Term Loan, 8.01%, 09/04/2030	1.06%
My Alarm Center LLC, Class A	1.03%
Monitronics International, Inc., DIP Term Loan A, 11.49%, 06/30/2028	0.98%
Empire Today LLC	0.89%
MLN US HoldCo LLC (dba Mitel), Term Loan A-2, 11.69%, 06/20/2030	0.87%
MLN US HoldCo. LLC (dba Mitel)	0.80%
Crown Finance US, Inc., First Lien Term Loan, 8.15%, 12/02/2031	0.77%
Libbey Glass LLC, Term Loan B, 10.49%, 11/22/2027	0.75%
* Excluding money market fund holdings, if any.

C000120776 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Income Fund
Class Name	Class R6
Trading Symbol	ASRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Real Estate Income Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Real Estate Income Fund (Class R6)	$91	0.87%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the global real estate market was shaped by a dynamic macroeconomic environment characterized by evolving monetary policy expectations, persistent inflationary pressures and geopolitical uncertainty. Long-term government bond yields remained volatile as investors assessed the path of interest rates across major economies, while economic growth generally proved more resilient than expected. Performance across global listed real estate markets varied considerably by region and property type, reflecting differences in property fundamentals, financing conditions and investor sentiment. Sectors supported by structural growth drivers and resilient operating fundamentals generally performed well, while more interest rate-sensitive segments faced periods of weakness as capital costs remained elevated.
• For the fiscal year ended August 31, 2026, Class R6 shares of the Fund returned 9.75%. For the same time period, the FTSE EPRA/NAREIT Developed Index (Net) returned 9.28%.
What contributed to performance?
Healthcare REITs | The Fund's allocation to Healthcare REITs was one of the largest contributors to returns. The sector benefited from resilient operating fundamentals, supported by demographic trends and continued demand for senior housing and healthcare-related properties. Investors also favored the sector's stable cash flow characteristics during periods of market uncertainty.
Data Centers REITs | The Fund's allocation to Data Center REITs was a significant contributor to returns. Data centers continued to benefit from robust demand related to artificial intelligence, cloud computing, and digital infrastructure investment, supporting leasing activity and long-term growth expectations.
What detracted from performance?
Residential REITs | The Fund's Residential REITs exposure was one of the largest detractors from returns. The sector faced headwinds from elevated financing costs, affordability pressures and sensitivity to changing interest rate expectations. Rising bond yields periodically weighed on investor sentiment toward residential real estate despite generally stable underlying property fundamentals.
Office REITs | The Fund's Office REITs exposure detracted from returns. The sector continued to face challenges from uncertain space demand, evolving workplace trends and pressure on property valuations resulting from higher financing costs and elevated discount rates.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Real Estate Income Fund (Class R6)	9.75%	1.08%	3.54%
FTSE EPRA/NAREIT Developed Index (Net)	9.28%	0.57%	3.04%
MSCI World Index℠ (Net)	20.37%	11.21%	13.01%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 347,280,534
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 2,653,388
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$347,280,534
Total number of portfolio holdings	97
Total advisory fees paid	$2,653,388
Portfolio turnover rate	75%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.82%
Prologis, Inc.	6.71%
Equinix, Inc.	5.77%
Digital Realty Trust, Inc.	3.81%
Public Storage	3.45%
Equity LifeStyle Properties, Inc.	2.64%
UDR, Inc.	2.53%
Mitsui Fudosan Co. Ltd.	2.47%
Terreno Realty Corp.	2.36%
American Healthcare REIT, Inc.	2.35%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.82%
Prologis, Inc.	6.71%
Equinix, Inc.	5.77%
Digital Realty Trust, Inc.	3.81%
Public Storage	3.45%
Equity LifeStyle Properties, Inc.	2.64%
UDR, Inc.	2.53%
Mitsui Fudosan Co. Ltd.	2.47%
Terreno Realty Corp.	2.36%
American Healthcare REIT, Inc.	2.35%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000039693 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Income Fund
Class Name	Class R5
Trading Symbol	ASRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Real Estate Income Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Real Estate Income Fund (Class R5)	$97	0.93%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the global real estate market was shaped by a dynamic macroeconomic environment characterized by evolving monetary policy expectations, persistent inflationary pressures and geopolitical uncertainty. Long-term government bond yields remained volatile as investors assessed the path of interest rates across major economies, while economic growth generally proved more resilient than expected. Performance across global listed real estate markets varied considerably by region and property type, reflecting differences in property fundamentals, financing conditions and investor sentiment. Sectors supported by structural growth drivers and resilient operating fundamentals generally performed well, while more interest rate-sensitive segments faced periods of weakness as capital costs remained elevated.
• For the fiscal year ended August 31, 2026, Class R5 shares of the Fund returned 9.55%. For the same time period, the FTSE EPRA/NAREIT Developed Index (Net) returned 9.28%.
What contributed to performance?
Healthcare REITs | The Fund's allocation to Healthcare REITs was one of the largest contributors to returns. The sector benefited from resilient operating fundamentals, supported by demographic trends and continued demand for senior housing and healthcare-related properties. Investors also favored the sector's stable cash flow characteristics during periods of market uncertainty.
Data Centers REITs | The Fund's allocation to Data Center REITs was a significant contributor to returns. Data centers continued to benefit from robust demand related to artificial intelligence, cloud computing, and digital infrastructure investment, supporting leasing activity and long-term growth expectations.
What detracted from performance?
Residential REITs | The Fund's Residential REITs exposure was one of the largest detractors from returns. The sector faced headwinds from elevated financing costs, affordability pressures and sensitivity to changing interest rate expectations. Rising bond yields periodically weighed on investor sentiment toward residential real estate despite generally stable underlying property fundamentals.
Office REITs | The Fund's Office REITs exposure detracted from returns. The sector continued to face challenges from uncertain space demand, evolving workplace trends and pressure on property valuations resulting from higher financing costs and elevated discount rates.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Real Estate Income Fund (Class R5)	9.55%	0.96%	3.43%
FTSE EPRA/NAREIT Developed Index (Net)	9.28%	0.57%	3.04%
MSCI World Index℠ (Net)	20.37%	11.21%	13.01%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 347,280,534
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 2,653,388
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$347,280,534
Total number of portfolio holdings	97
Total advisory fees paid	$2,653,388
Portfolio turnover rate	75%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.82%
Prologis, Inc.	6.71%
Equinix, Inc.	5.77%
Digital Realty Trust, Inc.	3.81%
Public Storage	3.45%
Equity LifeStyle Properties, Inc.	2.64%
UDR, Inc.	2.53%
Mitsui Fudosan Co. Ltd.	2.47%
Terreno Realty Corp.	2.36%
American Healthcare REIT, Inc.	2.35%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.82%
Prologis, Inc.	6.71%
Equinix, Inc.	5.77%
Digital Realty Trust, Inc.	3.81%
Public Storage	3.45%
Equity LifeStyle Properties, Inc.	2.64%
UDR, Inc.	2.53%
Mitsui Fudosan Co. Ltd.	2.47%
Terreno Realty Corp.	2.36%
American Healthcare REIT, Inc.	2.35%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000071349 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Income Fund
Class Name	Class Y
Trading Symbol	ASRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Real Estate Income Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Real Estate Income Fund (Class Y)	$107	1.02%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the global real estate market was shaped by a dynamic macroeconomic environment characterized by evolving monetary policy expectations, persistent inflationary pressures and geopolitical uncertainty. Long-term government bond yields remained volatile as investors assessed the path of interest rates across major economies, while economic growth generally proved more resilient than expected. Performance across global listed real estate markets varied considerably by region and property type, reflecting differences in property fundamentals, financing conditions and investor sentiment. Sectors supported by structural growth drivers and resilient operating fundamentals generally performed well, while more interest rate-sensitive segments faced periods of weakness as capital costs remained elevated.
• For the fiscal year ended August 31, 2026, Class Y shares of the Fund returned 9.55%. For the same time period, the FTSE EPRA/NAREIT Developed Index (Net) returned 9.28%.
What contributed to performance?
Healthcare REITs | The Fund's allocation to Healthcare REITs was one of the largest contributors to returns. The sector benefited from resilient operating fundamentals, supported by demographic trends and continued demand for senior housing and healthcare-related properties. Investors also favored the sector's stable cash flow characteristics during periods of market uncertainty.
Data Centers REITs | The Fund's allocation to Data Center REITs was a significant contributor to returns. Data centers continued to benefit from robust demand related to artificial intelligence, cloud computing, and digital infrastructure investment, supporting leasing activity and long-term growth expectations.
What detracted from performance?
Residential REITs | The Fund's Residential REITs exposure was one of the largest detractors from returns. The sector faced headwinds from elevated financing costs, affordability pressures and sensitivity to changing interest rate expectations. Rising bond yields periodically weighed on investor sentiment toward residential real estate despite generally stable underlying property fundamentals.
Office REITs | The Fund's Office REITs exposure detracted from returns. The sector continued to face challenges from uncertain space demand, evolving workplace trends and pressure on property valuations resulting from higher financing costs and elevated discount rates.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Real Estate Income Fund (Class Y)	9.55%	0.94%	3.37%
FTSE EPRA/NAREIT Developed Index (Net)	9.28%	0.57%	3.04%
MSCI World Index℠ (Net)	20.37%	11.21%	13.01%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 347,280,534
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 2,653,388
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$347,280,534
Total number of portfolio holdings	97
Total advisory fees paid	$2,653,388
Portfolio turnover rate	75%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.82%
Prologis, Inc.	6.71%
Equinix, Inc.	5.77%
Digital Realty Trust, Inc.	3.81%
Public Storage	3.45%
Equity LifeStyle Properties, Inc.	2.64%
UDR, Inc.	2.53%
Mitsui Fudosan Co. Ltd.	2.47%
Terreno Realty Corp.	2.36%
American Healthcare REIT, Inc.	2.35%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.82%
Prologis, Inc.	6.71%
Equinix, Inc.	5.77%
Digital Realty Trust, Inc.	3.81%
Public Storage	3.45%
Equity LifeStyle Properties, Inc.	2.64%
UDR, Inc.	2.53%
Mitsui Fudosan Co. Ltd.	2.47%
Terreno Realty Corp.	2.36%
American Healthcare REIT, Inc.	2.35%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000272210 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Income Fund
Class Name	Class R
Trading Symbol	ASREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Real Estate Income Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Real Estate Income Fund (Class R)	$153	1.52%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the global real estate market was shaped by a dynamic macroeconomic environment characterized by evolving monetary policy expectations, persistent inflationary pressures and geopolitical uncertainty. Long-term government bond yields remained volatile as investors assessed the path of interest rates across major economies, while economic growth generally proved more resilient than expected. Performance across global listed real estate markets varied considerably by region and property type, reflecting differences in property fundamentals, financing conditions and investor sentiment. Sectors supported by structural growth drivers and resilient operating fundamentals generally performed well, while more interest rate-sensitive segments faced periods of weakness as capital costs remained elevated.
• For the fiscal year ended August 31, 2026, Class R shares of the Fund returned 8.99%. For the same time period, the FTSE EPRA/NAREIT Developed Index (Net) returned 9.28%.
What contributed to performance?
Healthcare REITs | The Fund's allocation to Healthcare REITs was one of the largest contributors to returns. The sector benefited from resilient operating fundamentals, supported by demographic trends and continued demand for senior housing and healthcare-related properties. Investors also favored the sector's stable cash flow characteristics during periods of market uncertainty.
Data Centers REITs | The Fund's allocation to Data Center REITs was a significant contributor to returns. Data centers continued to benefit from robust demand related to artificial intelligence, cloud computing, and digital infrastructure investment, supporting leasing activity and long-term growth expectations.
What detracted from performance?
Residential REITs | The Fund's Residential REITs exposure was one of the largest detractors from returns. The sector faced headwinds from elevated financing costs, affordability pressures and sensitivity to changing interest rate expectations. Rising bond yields periodically weighed on investor sentiment toward residential real estate despite generally stable underlying property fundamentals.
Office REITs | The Fund's Office REITs exposure detracted from returns. The sector continued to face challenges from uncertain space demand, evolving workplace trends and pressure on property valuations resulting from higher financing costs and elevated discount rates.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Real Estate Income Fund (Class R)	8.99%	0.42%	2.85%
FTSE EPRA/NAREIT Developed Index (Net)	9.28%	0.57%	3.04%
MSCI World Index℠ (Net)	20.37%	11.21%	13.01%

Performance Inception Date	Jun. 05, 2026
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 347,280,534
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 2,653,388
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$347,280,534
Total number of portfolio holdings	97
Total advisory fees paid	$2,653,388
Portfolio turnover rate	75%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.82%
Prologis, Inc.	6.71%
Equinix, Inc.	5.77%
Digital Realty Trust, Inc.	3.81%
Public Storage	3.45%
Equity LifeStyle Properties, Inc.	2.64%
UDR, Inc.	2.53%
Mitsui Fudosan Co. Ltd.	2.47%
Terreno Realty Corp.	2.36%
American Healthcare REIT, Inc.	2.35%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.82%
Prologis, Inc.	6.71%
Equinix, Inc.	5.77%
Digital Realty Trust, Inc.	3.81%
Public Storage	3.45%
Equity LifeStyle Properties, Inc.	2.64%
UDR, Inc.	2.53%
Mitsui Fudosan Co. Ltd.	2.47%
Terreno Realty Corp.	2.36%
American Healthcare REIT, Inc.	2.35%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000039692 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Income Fund
Class Name	Class C
Trading Symbol	ASRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Real Estate Income Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Real Estate Income Fund (Class C)	$210	2.02%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the global real estate market was shaped by a dynamic macroeconomic environment characterized by evolving monetary policy expectations, persistent inflationary pressures and geopolitical uncertainty. Long-term government bond yields remained volatile as investors assessed the path of interest rates across major economies, while economic growth generally proved more resilient than expected. Performance across global listed real estate markets varied considerably by region and property type, reflecting differences in property fundamentals, financing conditions and investor sentiment. Sectors supported by structural growth drivers and resilient operating fundamentals generally performed well, while more interest rate-sensitive segments faced periods of weakness as capital costs remained elevated.
• For the fiscal year ended August 31, 2026, Class C shares of the Fund, excluding sales charge, returned 8.29%. For the same time period, the FTSE EPRA/NAREIT Developed Index (Net) returned 9.28%.
What contributed to performance?
Healthcare REITs | The Fund's allocation to Healthcare REITs was one of the largest contributors to returns. The sector benefited from resilient operating fundamentals, supported by demographic trends and continued demand for senior housing and healthcare-related properties. Investors also favored the sector's stable cash flow characteristics during periods of market uncertainty.
Data Centers REITs | The Fund's allocation to Data Center REITs was a significant contributor to returns. Data centers continued to benefit from robust demand related to artificial intelligence, cloud computing, and digital infrastructure investment, supporting leasing activity and long-term growth expectations.
What detracted from performance?
Residential REITs | The Fund's Residential REITs exposure was one of the largest detractors from returns. The sector faced headwinds from elevated financing costs, affordability pressures and sensitivity to changing interest rate expectations. Rising bond yields periodically weighed on investor sentiment toward residential real estate despite generally stable underlying property fundamentals.
Office REITs | The Fund's Office REITs exposure detracted from returns. The sector continued to face challenges from uncertain space demand, evolving workplace trends and pressure on property valuations resulting from higher financing costs and elevated discount rates.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Real Estate Income Fund (Class C) —including sales charge	7.29%	-0.10%	2.49%
Invesco Global Real Estate Income Fund (Class C) —excluding sales charge	8.29%	-0.10%	2.49%
FTSE EPRA/NAREIT Developed Index (Net)	9.28%	0.57%	3.04%
MSCI World Index℠ (Net)	20.37%	11.21%	13.01%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 347,280,534
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 2,653,388
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$347,280,534
Total number of portfolio holdings	97
Total advisory fees paid	$2,653,388
Portfolio turnover rate	75%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.82%
Prologis, Inc.	6.71%
Equinix, Inc.	5.77%
Digital Realty Trust, Inc.	3.81%
Public Storage	3.45%
Equity LifeStyle Properties, Inc.	2.64%
UDR, Inc.	2.53%
Mitsui Fudosan Co. Ltd.	2.47%
Terreno Realty Corp.	2.36%
American Healthcare REIT, Inc.	2.35%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.82%
Prologis, Inc.	6.71%
Equinix, Inc.	5.77%
Digital Realty Trust, Inc.	3.81%
Public Storage	3.45%
Equity LifeStyle Properties, Inc.	2.64%
UDR, Inc.	2.53%
Mitsui Fudosan Co. Ltd.	2.47%
Terreno Realty Corp.	2.36%
American Healthcare REIT, Inc.	2.35%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000039690 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Real Estate Income Fund
Class Name	Class A
Trading Symbol	ASRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Real Estate Income Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Real Estate Income Fund (Class A)	$133	1.27%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the global real estate market was shaped by a dynamic macroeconomic environment characterized by evolving monetary policy expectations, persistent inflationary pressures and geopolitical uncertainty. Long-term government bond yields remained volatile as investors assessed the path of interest rates across major economies, while economic growth generally proved more resilient than expected. Performance across global listed real estate markets varied considerably by region and property type, reflecting differences in property fundamentals, financing conditions and investor sentiment. Sectors supported by structural growth drivers and resilient operating fundamentals generally performed well, while more interest rate-sensitive segments faced periods of weakness as capital costs remained elevated.
• For the fiscal year ended August 31, 2026, Class A shares of the Fund, excluding sales charge, returned 9.38%. For the same time period, the FTSE EPRA/NAREIT Developed Index (Net) returned 9.28%.
What contributed to performance?
Healthcare REITs | The Fund's allocation to Healthcare REITs was one of the largest contributors to returns. The sector benefited from resilient operating fundamentals, supported by demographic trends and continued demand for senior housing and healthcare-related properties. Investors also favored the sector's stable cash flow characteristics during periods of market uncertainty.
Data Centers REITs | The Fund's allocation to Data Center REITs was a significant contributor to returns. Data centers continued to benefit from robust demand related to artificial intelligence, cloud computing, and digital infrastructure investment, supporting leasing activity and long-term growth expectations.
What detracted from performance?
Residential REITs | The Fund's Residential REITs exposure was one of the largest detractors from returns. The sector faced headwinds from elevated financing costs, affordability pressures and sensitivity to changing interest rate expectations. Rising bond yields periodically weighed on investor sentiment toward residential real estate despite generally stable underlying property fundamentals.
Office REITs | The Fund's Office REITs exposure detracted from returns. The sector continued to face challenges from uncertain space demand, evolving workplace trends and pressure on property valuations resulting from higher financing costs and elevated discount rates.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Real Estate Income Fund (Class A) —including sales charge	3.30%	-0.46%	2.53%
Invesco Global Real Estate Income Fund (Class A) —excluding sales charge	9.38%	0.67%	3.11%
FTSE EPRA/NAREIT Developed Index (Net)	9.28%	0.57%	3.04%
MSCI World Index℠ (Net)	20.37%	11.21%	13.01%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 347,280,534
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 2,653,388
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$347,280,534
Total number of portfolio holdings	97
Total advisory fees paid	$2,653,388
Portfolio turnover rate	75%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.82%
Prologis, Inc.	6.71%
Equinix, Inc.	5.77%
Digital Realty Trust, Inc.	3.81%
Public Storage	3.45%
Equity LifeStyle Properties, Inc.	2.64%
UDR, Inc.	2.53%
Mitsui Fudosan Co. Ltd.	2.47%
Terreno Realty Corp.	2.36%
American Healthcare REIT, Inc.	2.35%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.82%
Prologis, Inc.	6.71%
Equinix, Inc.	5.77%
Digital Realty Trust, Inc.	3.81%
Public Storage	3.45%
Equity LifeStyle Properties, Inc.	2.64%
UDR, Inc.	2.53%
Mitsui Fudosan Co. Ltd.	2.47%
Terreno Realty Corp.	2.36%
American Healthcare REIT, Inc.	2.35%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000076854 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Plus Bond Fund
Class Name	Class A
Trading Symbol	ACPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Core Plus Bond Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Core Plus Bond Fund (Class A)	$78	0.77%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.77%	[8]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ending August 31, 2026, the period opened with a positive outlook with resilient growth and stabilizing inflation, but was subject to elevated market and macroeconomic volatility, spurred by tariff-driven inflation, geopolitical escalations and subsequent oil and energy supply shocks. Despite this volatility, in our view, earnings strength, balance sheet stability and record bond issuance still provide core support for US investment grade bonds as higher yields anchor the market despite tighter credit spreads.
• For the fiscal year ended August 31, 2026, Class A shares of the Fund, excluding sales charge, returned 2.27%. For the same time period, the Bloomberg U.S. Aggregate Bond Index returned 1.89%.
What contributed to performance?
High yield corporates | Sector allocation and security selection in high yield (HY) corporates, particularly HY industrials and HY financials, contributed positively to relative performance. Resilient fundamentals and technicals supported HY markets during the period despite tight credit spread environments. We remain focused on higher-quality bonds within HY, predominately BB-rated.‡
Emerging market corporates & sovereigns | Sector allocation to emerging market corporates and sovereigns contributed to relative performance. Emerging markets benefited from a weakening US dollar by attracting capital flows.
What detracted from performance?
Agency mortgage-backed securities (MBS) | Security selection in Agency MBS, particularly conventional 30-year fixed mortgages, detracted from relative performance. Hawkish rhetoric from the the US Federal Reserve and other macro headwinds dampened returns for the asset class during the period.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. Non-Rated or NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select 'Understanding Credit Ratings' under Rating Resources 'About Ratings' on the homepage; https://ratings.moodys.io/ratings and select 'Understanding Ratings' on the homepage; www.fitchratings.com and select 'Ratings Definitions Criteria' under 'Resources' on the homepage. Then select 'Rating Definitions' under 'Resources' on the 'Contents' menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Core Plus Bond Fund (Class A) —including sales charge	-2.07%	-1.14%	1.51%
Invesco Core Plus Bond Fund (Class A) —excluding sales charge	2.27%	-0.27%	1.95%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,995,707,355
Holdings Count | Holding	2,421
Advisory Fees Paid, Amount	$ 19,050,398
Investment Company Portfolio Turnover	543.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$4,995,707,355
Total number of portfolio holdings	2,421
Total advisory fees paid	$19,050,398
Portfolio turnover rate	543%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 08/15/2036	4.00%
Government National Mortgage Association, TBA, 2.50%, 09/01/2056	3.65%
U.S. Treasury Notes, 4.38%, 08/31/2031	2.71%
Government National Mortgage Association, TBA, 2.00%, 09/01/2056	1.92%
U.S. Treasury Bonds, 5.00%, 05/15/2056	1.83%
Government National Mortgage Association, TBA, 3.00%, 09/01/2056	1.25%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 09/01/2056	1.23%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 09/01/2056	1.23%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2056	1.20%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 09/01/2056	1.05%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 08/15/2036	4.00%
Government National Mortgage Association, TBA, 2.50%, 09/01/2056	3.65%
U.S. Treasury Notes, 4.38%, 08/31/2031	2.71%
Government National Mortgage Association, TBA, 2.00%, 09/01/2056	1.92%
U.S. Treasury Bonds, 5.00%, 05/15/2056	1.83%
Government National Mortgage Association, TBA, 3.00%, 09/01/2056	1.25%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 09/01/2056	1.23%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 09/01/2056	1.23%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2056	1.20%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 09/01/2056	1.05%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective January 1, 2026, the expense limitation for Class A shares changed from 0.75% to 0.78% of the Fund's average daily net assets. Unless Invesco continues the expense limitation agreement, it will terminate on December 31, 2026.

Material Fund Change Expenses [Text Block]
Effective January 1, 2026, the expense limitation for Class A shares changed from 0.75% to 0.78% of the Fund's average daily net assets. Unless Invesco continues the expense limitation agreement, it will terminate on December 31, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000076856 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Plus Bond Fund
Class Name	Class C
Trading Symbol	CPCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Core Plus Bond Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Core Plus Bond Fund (Class C)	$153	1.52%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.52%	[9]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ending August 31, 2026, the period opened with a positive outlook with resilient growth and stabilizing inflation, but was subject to elevated market and macroeconomic volatility, spurred by tariff-driven inflation, geopolitical escalations and subsequent oil and energy supply shocks. Despite this volatility, in our view, earnings strength, balance sheet stability and record bond issuance still provide core support for US investment grade bonds as higher yields anchor the market despite tighter credit spreads.
• For the fiscal year ended August 31, 2026, Class C shares of the Fund, excluding sales charge, returned 1.50%. For the same time period, the Bloomberg U.S. Aggregate Bond Index returned 1.89%.
What contributed to performance?
High yield corporates | Sector allocation and security selection in high yield (HY) corporates, particularly HY industrials and HY financials, contributed positively to relative performance. Resilient fundamentals and technicals supported HY markets during the period despite tight credit spread environments. We remain focused on higher-quality bonds within HY, predominately BB-rated.‡
Emerging market corporates & sovereigns | Sector allocation to emerging market corporates and sovereigns contributed to relative performance. Emerging markets benefited from a weakening US dollar by attracting capital flows.
What detracted from performance?
Agency mortgage-backed securities (MBS) | Security selection in Agency MBS, particularly conventional 30-year fixed mortgages, detracted from relative performance. Hawkish rhetoric from the the US Federal Reserve and other macro headwinds dampened returns for the asset class during the period.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. Non-Rated or NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select 'Understanding Credit Ratings' under Rating Resources 'About Ratings' on the homepage; https://ratings.moodys.io/ratings and select 'Understanding Ratings' on the homepage; www.fitchratings.com and select 'Ratings Definitions Criteria' under 'Resources' on the homepage. Then select 'Rating Definitions' under 'Resources' on the 'Contents' menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Core Plus Bond Fund (Class C) —including sales charge	0.52%	-1.00%	1.34%
Invesco Core Plus Bond Fund (Class C) —excluding sales charge	1.50%	-1.00%	1.34%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,995,707,355
Holdings Count | Holding	2,421
Advisory Fees Paid, Amount	$ 19,050,398
Investment Company Portfolio Turnover	543.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$4,995,707,355
Total number of portfolio holdings	2,421
Total advisory fees paid	$19,050,398
Portfolio turnover rate	543%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 08/15/2036	4.00%
Government National Mortgage Association, TBA, 2.50%, 09/01/2056	3.65%
U.S. Treasury Notes, 4.38%, 08/31/2031	2.71%
Government National Mortgage Association, TBA, 2.00%, 09/01/2056	1.92%
U.S. Treasury Bonds, 5.00%, 05/15/2056	1.83%
Government National Mortgage Association, TBA, 3.00%, 09/01/2056	1.25%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 09/01/2056	1.23%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 09/01/2056	1.23%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2056	1.20%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 09/01/2056	1.05%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 08/15/2036	4.00%
Government National Mortgage Association, TBA, 2.50%, 09/01/2056	3.65%
U.S. Treasury Notes, 4.38%, 08/31/2031	2.71%
Government National Mortgage Association, TBA, 2.00%, 09/01/2056	1.92%
U.S. Treasury Bonds, 5.00%, 05/15/2056	1.83%
Government National Mortgage Association, TBA, 3.00%, 09/01/2056	1.25%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 09/01/2056	1.23%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 09/01/2056	1.23%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2056	1.20%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 09/01/2056	1.05%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective January 1, 2026, the expense limitation for Class C shares changed from 1.50% to 1.53% of the Fund's average daily net assets. Unless Invesco continues the expense limitation agreement, it will terminate on December 31, 2026.

Material Fund Change Expenses [Text Block]
Effective January 1, 2026, the expense limitation for Class C shares changed from 1.50% to 1.53% of the Fund's average daily net assets. Unless Invesco continues the expense limitation agreement, it will terminate on December 31, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000076857 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Plus Bond Fund
Class Name	Class R
Trading Symbol	CPBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Core Plus Bond Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Core Plus Bond Fund (Class R)	$103	1.02%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.02%	[10]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ending August 31, 2026, the period opened with a positive outlook with resilient growth and stabilizing inflation, but was subject to elevated market and macroeconomic volatility, spurred by tariff-driven inflation, geopolitical escalations and subsequent oil and energy supply shocks. Despite this volatility, in our view, earnings strength, balance sheet stability and record bond issuance still provide core support for US investment grade bonds as higher yields anchor the market despite tighter credit spreads.
• For the fiscal year ended August 31, 2026, Class R shares of the Fund returned 2.01%. For the same time period, the Bloomberg U.S. Aggregate Bond Index returned 1.89%.
What contributed to performance?
High yield corporates | Sector allocation and security selection in high yield (HY) corporates, particularly HY industrials and HY financials, contributed positively to relative performance. Resilient fundamentals and technicals supported HY markets during the period despite tight credit spread environments. We remain focused on higher-quality bonds within HY, predominately BB-rated.‡
Emerging market corporates & sovereigns | Sector allocation to emerging market corporates and sovereigns contributed to relative performance. Emerging markets benefited from a weakening US dollar by attracting capital flows.
What detracted from performance?
Agency mortgage-backed securities (MBS) | Security selection in Agency MBS, particularly conventional 30-year fixed mortgages, detracted from relative performance. Hawkish rhetoric from the the US Federal Reserve and other macro headwinds dampened returns for the asset class during the period.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. Non-Rated or NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select 'Understanding Credit Ratings' under Rating Resources 'About Ratings' on the homepage; https://ratings.moodys.io/ratings and select 'Understanding Ratings' on the homepage; www.fitchratings.com and select 'Ratings Definitions Criteria' under 'Resources' on the homepage. Then select 'Rating Definitions' under 'Resources' on the 'Contents' menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Core Plus Bond Fund (Class R)	2.01%	-0.50%	1.69%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,995,707,355
Holdings Count | Holding	2,421
Advisory Fees Paid, Amount	$ 19,050,398
Investment Company Portfolio Turnover	543.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$4,995,707,355
Total number of portfolio holdings	2,421
Total advisory fees paid	$19,050,398
Portfolio turnover rate	543%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 08/15/2036	4.00%
Government National Mortgage Association, TBA, 2.50%, 09/01/2056	3.65%
U.S. Treasury Notes, 4.38%, 08/31/2031	2.71%
Government National Mortgage Association, TBA, 2.00%, 09/01/2056	1.92%
U.S. Treasury Bonds, 5.00%, 05/15/2056	1.83%
Government National Mortgage Association, TBA, 3.00%, 09/01/2056	1.25%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 09/01/2056	1.23%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 09/01/2056	1.23%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2056	1.20%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 09/01/2056	1.05%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 08/15/2036	4.00%
Government National Mortgage Association, TBA, 2.50%, 09/01/2056	3.65%
U.S. Treasury Notes, 4.38%, 08/31/2031	2.71%
Government National Mortgage Association, TBA, 2.00%, 09/01/2056	1.92%
U.S. Treasury Bonds, 5.00%, 05/15/2056	1.83%
Government National Mortgage Association, TBA, 3.00%, 09/01/2056	1.25%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 09/01/2056	1.23%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 09/01/2056	1.23%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2056	1.20%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 09/01/2056	1.05%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective January 1, 2026, the expense limitation for Class R shares changed from 1.00% to 1.03% of the Fund's average daily net assets. Unless Invesco continues the expense limitation agreement, it will terminate on December 31, 2026.

Material Fund Change Expenses [Text Block]
Effective January 1, 2026, the expense limitation for Class R shares changed from 1.00% to 1.03% of the Fund's average daily net assets. Unless Invesco continues the expense limitation agreement, it will terminate on December 31, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000076858 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Plus Bond Fund
Class Name	Class Y
Trading Symbol	CPBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Core Plus Bond Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Core Plus Bond Fund (Class Y)	$53	0.52%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%	[11]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ending August 31, 2026, the period opened with a positive outlook with resilient growth and stabilizing inflation, but was subject to elevated market and macroeconomic volatility, spurred by tariff-driven inflation, geopolitical escalations and subsequent oil and energy supply shocks. Despite this volatility, in our view, earnings strength, balance sheet stability and record bond issuance still provide core support for US investment grade bonds as higher yields anchor the market despite tighter credit spreads.
• For the fiscal year ended August 31, 2026, Class Y shares of the Fund returned 2.53%. For the same time period, the Bloomberg U.S. Aggregate Bond Index returned 1.89%.
What contributed to performance?
High yield corporates | Sector allocation and security selection in high yield (HY) corporates, particularly HY industrials and HY financials, contributed positively to relative performance. Resilient fundamentals and technicals supported HY markets during the period despite tight credit spread environments. We remain focused on higher-quality bonds within HY, predominately BB-rated.‡
Emerging market corporates & sovereigns | Sector allocation to emerging market corporates and sovereigns contributed to relative performance. Emerging markets benefited from a weakening US dollar by attracting capital flows.
What detracted from performance?
Agency mortgage-backed securities (MBS) | Security selection in Agency MBS, particularly conventional 30-year fixed mortgages, detracted from relative performance. Hawkish rhetoric from the the US Federal Reserve and other macro headwinds dampened returns for the asset class during the period.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. Non-Rated or NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select 'Understanding Credit Ratings' under Rating Resources 'About Ratings' on the homepage; https://ratings.moodys.io/ratings and select 'Understanding Ratings' on the homepage; www.fitchratings.com and select 'Ratings Definitions Criteria' under 'Resources' on the homepage. Then select 'Rating Definitions' under 'Resources' on the 'Contents' menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Core Plus Bond Fund (Class Y)	2.53%	-0.01%	2.20%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,995,707,355
Holdings Count | Holding	2,421
Advisory Fees Paid, Amount	$ 19,050,398
Investment Company Portfolio Turnover	543.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$4,995,707,355
Total number of portfolio holdings	2,421
Total advisory fees paid	$19,050,398
Portfolio turnover rate	543%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 08/15/2036	4.00%
Government National Mortgage Association, TBA, 2.50%, 09/01/2056	3.65%
U.S. Treasury Notes, 4.38%, 08/31/2031	2.71%
Government National Mortgage Association, TBA, 2.00%, 09/01/2056	1.92%
U.S. Treasury Bonds, 5.00%, 05/15/2056	1.83%
Government National Mortgage Association, TBA, 3.00%, 09/01/2056	1.25%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 09/01/2056	1.23%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 09/01/2056	1.23%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2056	1.20%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 09/01/2056	1.05%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 08/15/2036	4.00%
Government National Mortgage Association, TBA, 2.50%, 09/01/2056	3.65%
U.S. Treasury Notes, 4.38%, 08/31/2031	2.71%
Government National Mortgage Association, TBA, 2.00%, 09/01/2056	1.92%
U.S. Treasury Bonds, 5.00%, 05/15/2056	1.83%
Government National Mortgage Association, TBA, 3.00%, 09/01/2056	1.25%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 09/01/2056	1.23%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 09/01/2056	1.23%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2056	1.20%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 09/01/2056	1.05%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective January 1, 2026, the expense limitation for Class Y shares changed from 0.50% to 0.53% of the Fund's average daily net assets. Unless Invesco continues the expense limitation agreement, it will terminate on December 31, 2026.

Material Fund Change Expenses [Text Block]
Effective January 1, 2026, the expense limitation for Class Y shares changed from 0.50% to 0.53% of the Fund's average daily net assets. Unless Invesco continues the expense limitation agreement, it will terminate on December 31, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000076859 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Plus Bond Fund
Class Name	Class R5
Trading Symbol	CPIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Core Plus Bond Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Core Plus Bond Fund (Class R5)	$50	0.49%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%	[12]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ending August 31, 2026, the period opened with a positive outlook with resilient growth and stabilizing inflation, but was subject to elevated market and macroeconomic volatility, spurred by tariff-driven inflation, geopolitical escalations and subsequent oil and energy supply shocks. Despite this volatility, in our view, earnings strength, balance sheet stability and record bond issuance still provide core support for US investment grade bonds as higher yields anchor the market despite tighter credit spreads.
• For the fiscal year ended August 31, 2026, Class R5 shares of the Fund returned 2.54%. For the same time period, the Bloomberg U.S. Aggregate Bond Index returned 1.89%.
What contributed to performance?
High yield corporates | Sector allocation and security selection in high yield (HY) corporates, particularly HY industrials and HY financials, contributed positively to relative performance. Resilient fundamentals and technicals supported HY markets during the period despite tight credit spread environments. We remain focused on higher-quality bonds within HY, predominately BB-rated.‡
Emerging market corporates & sovereigns | Sector allocation to emerging market corporates and sovereigns contributed to relative performance. Emerging markets benefited from a weakening US dollar by attracting capital flows.
What detracted from performance?
Agency mortgage-backed securities (MBS) | Security selection in Agency MBS, particularly conventional 30-year fixed mortgages, detracted from relative performance. Hawkish rhetoric from the the US Federal Reserve and other macro headwinds dampened returns for the asset class during the period.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. Non-Rated or NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select 'Understanding Credit Ratings' under Rating Resources 'About Ratings' on the homepage; https://ratings.moodys.io/ratings and select 'Understanding Ratings' on the homepage; www.fitchratings.com and select 'Ratings Definitions Criteria' under 'Resources' on the homepage. Then select 'Rating Definitions' under 'Resources' on the 'Contents' menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Core Plus Bond Fund (Class R5)	2.54%	-0.02%	2.20%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,995,707,355
Holdings Count | Holding	2,421
Advisory Fees Paid, Amount	$ 19,050,398
Investment Company Portfolio Turnover	543.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$4,995,707,355
Total number of portfolio holdings	2,421
Total advisory fees paid	$19,050,398
Portfolio turnover rate	543%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 08/15/2036	4.00%
Government National Mortgage Association, TBA, 2.50%, 09/01/2056	3.65%
U.S. Treasury Notes, 4.38%, 08/31/2031	2.71%
Government National Mortgage Association, TBA, 2.00%, 09/01/2056	1.92%
U.S. Treasury Bonds, 5.00%, 05/15/2056	1.83%
Government National Mortgage Association, TBA, 3.00%, 09/01/2056	1.25%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 09/01/2056	1.23%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 09/01/2056	1.23%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2056	1.20%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 09/01/2056	1.05%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 08/15/2036	4.00%
Government National Mortgage Association, TBA, 2.50%, 09/01/2056	3.65%
U.S. Treasury Notes, 4.38%, 08/31/2031	2.71%
Government National Mortgage Association, TBA, 2.00%, 09/01/2056	1.92%
U.S. Treasury Bonds, 5.00%, 05/15/2056	1.83%
Government National Mortgage Association, TBA, 3.00%, 09/01/2056	1.25%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 09/01/2056	1.23%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 09/01/2056	1.23%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2056	1.20%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 09/01/2056	1.05%
* Excluding money market fund holdings, if any.

C000120777 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Plus Bond Fund
Class Name	Class R6
Trading Symbol	CPBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Core Plus Bond Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Core Plus Bond Fund (Class R6)	$44	0.43%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%	[13]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ending August 31, 2026, the period opened with a positive outlook with resilient growth and stabilizing inflation, but was subject to elevated market and macroeconomic volatility, spurred by tariff-driven inflation, geopolitical escalations and subsequent oil and energy supply shocks. Despite this volatility, in our view, earnings strength, balance sheet stability and record bond issuance still provide core support for US investment grade bonds as higher yields anchor the market despite tighter credit spreads.
• For the fiscal year ended August 31, 2026, Class R6 shares of the Fund returned 2.60%. For the same time period, the Bloomberg U.S. Aggregate Bond Index returned 1.89%.
What contributed to performance?
High yield corporates | Sector allocation and security selection in high yield (HY) corporates, particularly HY industrials and HY financials, contributed positively to relative performance. Resilient fundamentals and technicals supported HY markets during the period despite tight credit spread environments. We remain focused on higher-quality bonds within HY, predominately BB-rated.‡
Emerging market corporates & sovereigns | Sector allocation to emerging market corporates and sovereigns contributed to relative performance. Emerging markets benefited from a weakening US dollar by attracting capital flows.
What detracted from performance?
Agency mortgage-backed securities (MBS) | Security selection in Agency MBS, particularly conventional 30-year fixed mortgages, detracted from relative performance. Hawkish rhetoric from the the US Federal Reserve and other macro headwinds dampened returns for the asset class during the period.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. Non-Rated or NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select 'Understanding Credit Ratings' under Rating Resources 'About Ratings' on the homepage; https://ratings.moodys.io/ratings and select 'Understanding Ratings' on the homepage; www.fitchratings.com and select 'Ratings Definitions Criteria' under 'Resources' on the homepage. Then select 'Rating Definitions' under 'Resources' on the 'Contents' menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Core Plus Bond Fund (Class R6)	2.60%	0.03%	2.25%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,995,707,355
Holdings Count | Holding	2,421
Advisory Fees Paid, Amount	$ 19,050,398
Investment Company Portfolio Turnover	543.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$4,995,707,355
Total number of portfolio holdings	2,421
Total advisory fees paid	$19,050,398
Portfolio turnover rate	543%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 08/15/2036	4.00%
Government National Mortgage Association, TBA, 2.50%, 09/01/2056	3.65%
U.S. Treasury Notes, 4.38%, 08/31/2031	2.71%
Government National Mortgage Association, TBA, 2.00%, 09/01/2056	1.92%
U.S. Treasury Bonds, 5.00%, 05/15/2056	1.83%
Government National Mortgage Association, TBA, 3.00%, 09/01/2056	1.25%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 09/01/2056	1.23%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 09/01/2056	1.23%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2056	1.20%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 09/01/2056	1.05%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 08/15/2036	4.00%
Government National Mortgage Association, TBA, 2.50%, 09/01/2056	3.65%
U.S. Treasury Notes, 4.38%, 08/31/2031	2.71%
Government National Mortgage Association, TBA, 2.00%, 09/01/2056	1.92%
U.S. Treasury Bonds, 5.00%, 05/15/2056	1.83%
Government National Mortgage Association, TBA, 3.00%, 09/01/2056	1.25%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 09/01/2056	1.23%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 09/01/2056	1.23%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 09/01/2056	1.20%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 09/01/2056	1.05%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective January 1, 2026, the expense limitation for Class R6 shares changed from 0.50% to 0.43% of the Fund's average daily net assets. Unless Invesco continues the expense limitation agreement, it will terminate on December 31, 2026.

Material Fund Change Expenses [Text Block]
Effective January 1, 2026, the expense limitation for Class R6 shares changed from 0.50% to 0.43% of the Fund's average daily net assets. Unless Invesco continues the expense limitation agreement, it will terminate on December 31, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000120778 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equity and Income Fund
Class Name	Class R6
Trading Symbol	IEIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Equity and Income Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Equity and Income Fund (Class R6)	$43	0.40%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%	[14]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, US equity markets generated positive returns . Equities were supported by continued investment in artificial intelligence (AI), generally resilient economic growth, solid corporate earnings and a stable labor market. However, market volatility increased as the period progressed, as investors became more discerning about the long-term return potential of large-scale AI-related capital spending. Persistent inflation, elevated interest rates, trade-related uncertainty, geopolitical tensions in the Middle East and the prospect of higher energy prices also weighed on investor sentiment.
• For the fiscal year ended August 31, 2026, Class R6 shares of the Fund returned 14.51%. For the same time period, the Russell 1000® Value Index (the “Benchmark”) returned 29.72%. From an equity perspective, stock selection in the information technology sector was the largest detractor from the Fund's relative return. An underweight in energy also detracted from relative results. The Fund's exposure to convertible securities and high-grade fixed income also detracted from performance relative to the Benchmark. Stock selection in the consumer discretionary, health care, consumer staples and industrials sectors aided relative performance during the period.
What contributed to performance?
Coherent Corp. | Coherent, a leading provider of optoelectronic components and devices for communications, electronics and industrial applications, delivered strong revenue and earnings growth during the period. Results were driven by robust demand for optical networking products supporting AI-related data center expansion and communications infrastructure investment.
Lam Research Corp. | Lam Research benefited from continued strength in AI-driven semiconductor spending, which supported demand for advanced manufacturing, memory and packaging technologies. Solid operating results and an improving outlook reflected ongoing investment in next-generation chip production capabilities.
Alphabet Inc. | Alphabet shares advanced during the period as strong cloud computing growth, accelerating adoption of AI-enabled products and services and resilient advertising trends reinforced confidence in the company's long-term earnings potential and growth outlook.
What detracted from performance?
Nike, Inc. | Nike shares declined during the period as investors weighed persistent sales softness, ongoing market share pressures and continued weakness in the China market. While management continued to implement turnaround initiatives, progress was slower than anticipated, leading us to exit the position during the period.
Fiserv, Inc. | Fiserv shares fell following weaker-than-expected third-quarter results, as the global fintech and payment company's revenue and earnings growth missed expectations and management reduced its full-year earnings and organic growth outlook. Although the company responded with organizational changes and the launch of its "One Fiserv" initiative, we exited our equity position during the period amid increased uncertainty and as the company no longer aligned with our investment thesis..
Fidelity National Information Services, Inc. | Fidelity National Information Services (FIS), a leading provider of technology solutions for financial institutions and merchants, faced several challenges during the period, including difficult earnings comparisons in its capital markets business, issues related to the Worldpay divestiture and margin pressure from a recent acquisition. Although we saw potential for meaningful free cash flow growth, inconsistent execution and more attractive opportunities elsewhere led us to exit the position.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Equity and Income Fund (Class R6)	14.51%	7.88%	9.27%
Russell 1000® Value Index	29.72%	11.84%	11.76%
Bloomberg U.S. Government/Credit Index	1.51%	-0.51%	1.44%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 13,117,830,481
Holdings Count | Holding	376
Advisory Fees Paid, Amount	$ 44,813,164
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$13,117,830,481
Total number of portfolio holdings	376
Total advisory fees paid	$44,813,164
Portfolio turnover rate	133%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Amazon.com, Inc.	2.54%
Microsoft Corp.	2.50%
U.S. Treasury Notes, 4.38%, 08/31/2031	2.38%
U.S. Treasury Notes, 4.13%, 08/31/2028	2.32%
Wells Fargo & Co.	2.10%
Alphabet, Inc., Class A	2.01%
Philip Morris International, Inc.	1.82%
Bank of America Corp.	1.72%
NVIDIA Corp.	1.53%
Merck & Co., Inc.	1.48%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Amazon.com, Inc.	2.54%
Microsoft Corp.	2.50%
U.S. Treasury Notes, 4.38%, 08/31/2031	2.38%
U.S. Treasury Notes, 4.13%, 08/31/2028	2.32%
Wells Fargo & Co.	2.10%
Alphabet, Inc., Class A	2.01%
Philip Morris International, Inc.	1.82%
Bank of America Corp.	1.72%
NVIDIA Corp.	1.53%
Merck & Co., Inc.	1.48%
* Excluding money market fund holdings, if any.

C000084370 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equity and Income Fund
Class Name	Class R5
Trading Symbol	ACEKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Equity and Income Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Equity and Income Fund (Class R5)	$50	0.47%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.47%	[15]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, US equity markets generated positive returns . Equities were supported by continued investment in artificial intelligence (AI), generally resilient economic growth, solid corporate earnings and a stable labor market. However, market volatility increased as the period progressed, as investors became more discerning about the long-term return potential of large-scale AI-related capital spending. Persistent inflation, elevated interest rates, trade-related uncertainty, geopolitical tensions in the Middle East and the prospect of higher energy prices also weighed on investor sentiment.
• For the fiscal year ended August 31, 2026, Class R5 shares of the Fund returned 14.32%. For the same time period, the Russell 1000® Value Index (the “Benchmark”) returned 29.72%. From an equity perspective, stock selection in the information technology sector was the largest detractor from the Fund's relative return. An underweight in energy also detracted from relative results. The Fund's exposure to convertible securities and high-grade fixed income also detracted from performance relative to the Benchmark. Stock selection in the consumer discretionary, health care, consumer staples and industrials sectors aided relative performance during the period.
What contributed to performance?
Coherent Corp. | Coherent, a leading provider of optoelectronic components and devices for communications, electronics and industrial applications, delivered strong revenue and earnings growth during the period. Results were driven by robust demand for optical networking products supporting AI-related data center expansion and communications infrastructure investment.
Lam Research Corp. | Lam Research benefited from continued strength in AI-driven semiconductor spending, which supported demand for advanced manufacturing, memory and packaging technologies. Solid operating results and an improving outlook reflected ongoing investment in next-generation chip production capabilities.
Alphabet Inc. | Alphabet shares advanced during the period as strong cloud computing growth, accelerating adoption of AI-enabled products and services and resilient advertising trends reinforced confidence in the company's long-term earnings potential and growth outlook.
What detracted from performance?
Nike, Inc. | Nike shares declined during the period as investors weighed persistent sales softness, ongoing market share pressures and continued weakness in the China market. While management continued to implement turnaround initiatives, progress was slower than anticipated, leading us to exit the position during the period.
Fiserv, Inc. | Fiserv shares fell following weaker-than-expected third-quarter results, as the global fintech and payment company's revenue and earnings growth missed expectations and management reduced its full-year earnings and organic growth outlook. Although the company responded with organizational changes and the launch of its "One Fiserv" initiative, we exited our equity position during the period amid increased uncertainty and as the company no longer aligned with our investment thesis..
Fidelity National Information Services, Inc. | Fidelity National Information Services (FIS), a leading provider of technology solutions for financial institutions and merchants, faced several challenges during the period, including difficult earnings comparisons in its capital markets business, issues related to the Worldpay divestiture and margin pressure from a recent acquisition. Although we saw potential for meaningful free cash flow growth, inconsistent execution and more attractive opportunities elsewhere led us to exit the position.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Equity and Income Fund (Class R5)	14.32%	7.80%	9.18%
Russell 1000® Value Index	29.72%	11.84%	11.76%
Bloomberg U.S. Government/Credit Index	1.51%	-0.51%	1.44%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 13,117,830,481
Holdings Count | Holding	376
Advisory Fees Paid, Amount	$ 44,813,164
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$13,117,830,481
Total number of portfolio holdings	376
Total advisory fees paid	$44,813,164
Portfolio turnover rate	133%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Amazon.com, Inc.	2.54%
Microsoft Corp.	2.50%
U.S. Treasury Notes, 4.38%, 08/31/2031	2.38%
U.S. Treasury Notes, 4.13%, 08/31/2028	2.32%
Wells Fargo & Co.	2.10%
Alphabet, Inc., Class A	2.01%
Philip Morris International, Inc.	1.82%
Bank of America Corp.	1.72%
NVIDIA Corp.	1.53%
Merck & Co., Inc.	1.48%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Amazon.com, Inc.	2.54%
Microsoft Corp.	2.50%
U.S. Treasury Notes, 4.38%, 08/31/2031	2.38%
U.S. Treasury Notes, 4.13%, 08/31/2028	2.32%
Wells Fargo & Co.	2.10%
Alphabet, Inc., Class A	2.01%
Philip Morris International, Inc.	1.82%
Bank of America Corp.	1.72%
NVIDIA Corp.	1.53%
Merck & Co., Inc.	1.48%
* Excluding money market fund holdings, if any.

C000084369 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equity and Income Fund
Class Name	Class Y
Trading Symbol	ACETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Equity and Income Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Equity and Income Fund (Class Y)	$54	0.50%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%	[16]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, US equity markets generated positive returns . Equities were supported by continued investment in artificial intelligence (AI), generally resilient economic growth, solid corporate earnings and a stable labor market. However, market volatility increased as the period progressed, as investors became more discerning about the long-term return potential of large-scale AI-related capital spending. Persistent inflation, elevated interest rates, trade-related uncertainty, geopolitical tensions in the Middle East and the prospect of higher energy prices also weighed on investor sentiment.
• For the fiscal year ended August 31, 2026, Class Y shares of the Fund returned 14.30%. For the same time period, the Russell 1000® Value Index (the “Benchmark”) returned 29.72%. From an equity perspective, stock selection in the information technology sector was the largest detractor from the Fund's relative return. An underweight in energy also detracted from relative results. The Fund's exposure to convertible securities and high-grade fixed income also detracted from performance relative to the Benchmark. Stock selection in the consumer discretionary, health care, consumer staples and industrials sectors aided relative performance during the period.
What contributed to performance?
Coherent Corp. | Coherent, a leading provider of optoelectronic components and devices for communications, electronics and industrial applications, delivered strong revenue and earnings growth during the period. Results were driven by robust demand for optical networking products supporting AI-related data center expansion and communications infrastructure investment.
Lam Research Corp. | Lam Research benefited from continued strength in AI-driven semiconductor spending, which supported demand for advanced manufacturing, memory and packaging technologies. Solid operating results and an improving outlook reflected ongoing investment in next-generation chip production capabilities.
Alphabet Inc. | Alphabet shares advanced during the period as strong cloud computing growth, accelerating adoption of AI-enabled products and services and resilient advertising trends reinforced confidence in the company's long-term earnings potential and growth outlook.
What detracted from performance?
Nike, Inc. | Nike shares declined during the period as investors weighed persistent sales softness, ongoing market share pressures and continued weakness in the China market. While management continued to implement turnaround initiatives, progress was slower than anticipated, leading us to exit the position during the period.
Fiserv, Inc. | Fiserv shares fell following weaker-than-expected third-quarter results, as the global fintech and payment company's revenue and earnings growth missed expectations and management reduced its full-year earnings and organic growth outlook. Although the company responded with organizational changes and the launch of its "One Fiserv" initiative, we exited our equity position during the period amid increased uncertainty and as the company no longer aligned with our investment thesis..
Fidelity National Information Services, Inc. | Fidelity National Information Services (FIS), a leading provider of technology solutions for financial institutions and merchants, faced several challenges during the period, including difficult earnings comparisons in its capital markets business, issues related to the Worldpay divestiture and margin pressure from a recent acquisition. Although we saw potential for meaningful free cash flow growth, inconsistent execution and more attractive opportunities elsewhere led us to exit the position.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Equity and Income Fund (Class Y)	14.30%	7.76%	9.13%
Russell 1000® Value Index	29.72%	11.84%	11.76%
Bloomberg U.S. Government/Credit Index	1.51%	-0.51%	1.44%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 13,117,830,481
Holdings Count | Holding	376
Advisory Fees Paid, Amount	$ 44,813,164
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$13,117,830,481
Total number of portfolio holdings	376
Total advisory fees paid	$44,813,164
Portfolio turnover rate	133%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Amazon.com, Inc.	2.54%
Microsoft Corp.	2.50%
U.S. Treasury Notes, 4.38%, 08/31/2031	2.38%
U.S. Treasury Notes, 4.13%, 08/31/2028	2.32%
Wells Fargo & Co.	2.10%
Alphabet, Inc., Class A	2.01%
Philip Morris International, Inc.	1.82%
Bank of America Corp.	1.72%
NVIDIA Corp.	1.53%
Merck & Co., Inc.	1.48%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Amazon.com, Inc.	2.54%
Microsoft Corp.	2.50%
U.S. Treasury Notes, 4.38%, 08/31/2031	2.38%
U.S. Treasury Notes, 4.13%, 08/31/2028	2.32%
Wells Fargo & Co.	2.10%
Alphabet, Inc., Class A	2.01%
Philip Morris International, Inc.	1.82%
Bank of America Corp.	1.72%
NVIDIA Corp.	1.53%
Merck & Co., Inc.	1.48%
* Excluding money market fund holdings, if any.

C000084371 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equity and Income Fund
Class Name	Class R
Trading Symbol	ACESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Equity and Income Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Equity and Income Fund (Class R)	$107	1.00%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%	[17]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, US equity markets generated positive returns . Equities were supported by continued investment in artificial intelligence (AI), generally resilient economic growth, solid corporate earnings and a stable labor market. However, market volatility increased as the period progressed, as investors became more discerning about the long-term return potential of large-scale AI-related capital spending. Persistent inflation, elevated interest rates, trade-related uncertainty, geopolitical tensions in the Middle East and the prospect of higher energy prices also weighed on investor sentiment.
• For the fiscal year ended August 31, 2026, Class R shares of the Fund returned 13.80%. For the same time period, the Russell 1000® Value Index (the “Benchmark”) returned 29.72%. From an equity perspective, stock selection in the information technology sector was the largest detractor from the Fund's relative return. An underweight in energy also detracted from relative results. The Fund's exposure to convertible securities and high-grade fixed income also detracted from performance relative to the Benchmark. Stock selection in the consumer discretionary, health care, consumer staples and industrials sectors aided relative performance during the period.
What contributed to performance?
Coherent Corp. | Coherent, a leading provider of optoelectronic components and devices for communications, electronics and industrial applications, delivered strong revenue and earnings growth during the period. Results were driven by robust demand for optical networking products supporting AI-related data center expansion and communications infrastructure investment.
Lam Research Corp. | Lam Research benefited from continued strength in AI-driven semiconductor spending, which supported demand for advanced manufacturing, memory and packaging technologies. Solid operating results and an improving outlook reflected ongoing investment in next-generation chip production capabilities.
Alphabet Inc. | Alphabet shares advanced during the period as strong cloud computing growth, accelerating adoption of AI-enabled products and services and resilient advertising trends reinforced confidence in the company's long-term earnings potential and growth outlook.
What detracted from performance?
Nike, Inc. | Nike shares declined during the period as investors weighed persistent sales softness, ongoing market share pressures and continued weakness in the China market. While management continued to implement turnaround initiatives, progress was slower than anticipated, leading us to exit the position during the period.
Fiserv, Inc. | Fiserv shares fell following weaker-than-expected third-quarter results, as the global fintech and payment company's revenue and earnings growth missed expectations and management reduced its full-year earnings and organic growth outlook. Although the company responded with organizational changes and the launch of its "One Fiserv" initiative, we exited our equity position during the period amid increased uncertainty and as the company no longer aligned with our investment thesis..
Fidelity National Information Services, Inc. | Fidelity National Information Services (FIS), a leading provider of technology solutions for financial institutions and merchants, faced several challenges during the period, including difficult earnings comparisons in its capital markets business, issues related to the Worldpay divestiture and margin pressure from a recent acquisition. Although we saw potential for meaningful free cash flow growth, inconsistent execution and more attractive opportunities elsewhere led us to exit the position.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Equity and Income Fund (Class R)	13.80%	7.23%	8.59%
Russell 1000® Value Index	29.72%	11.84%	11.76%
Bloomberg U.S. Government/Credit Index	1.51%	-0.51%	1.44%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 13,117,830,481
Holdings Count | Holding	376
Advisory Fees Paid, Amount	$ 44,813,164
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$13,117,830,481
Total number of portfolio holdings	376
Total advisory fees paid	$44,813,164
Portfolio turnover rate	133%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Amazon.com, Inc.	2.54%
Microsoft Corp.	2.50%
U.S. Treasury Notes, 4.38%, 08/31/2031	2.38%
U.S. Treasury Notes, 4.13%, 08/31/2028	2.32%
Wells Fargo & Co.	2.10%
Alphabet, Inc., Class A	2.01%
Philip Morris International, Inc.	1.82%
Bank of America Corp.	1.72%
NVIDIA Corp.	1.53%
Merck & Co., Inc.	1.48%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Amazon.com, Inc.	2.54%
Microsoft Corp.	2.50%
U.S. Treasury Notes, 4.38%, 08/31/2031	2.38%
U.S. Treasury Notes, 4.13%, 08/31/2028	2.32%
Wells Fargo & Co.	2.10%
Alphabet, Inc., Class A	2.01%
Philip Morris International, Inc.	1.82%
Bank of America Corp.	1.72%
NVIDIA Corp.	1.53%
Merck & Co., Inc.	1.48%
* Excluding money market fund holdings, if any.

C000084368 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equity and Income Fund
Class Name	Class C
Trading Symbol	ACERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Equity and Income Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Equity and Income Fund (Class C)	$155	1.45%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.45%	[18]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, US equity markets generated positive returns . Equities were supported by continued investment in artificial intelligence (AI), generally resilient economic growth, solid corporate earnings and a stable labor market. However, market volatility increased as the period progressed, as investors became more discerning about the long-term return potential of large-scale AI-related capital spending. Persistent inflation, elevated interest rates, trade-related uncertainty, geopolitical tensions in the Middle East and the prospect of higher energy prices also weighed on investor sentiment.
• For the fiscal year ended August 31, 2026, Class C shares of the Fund, excluding sales charge, returned 13.22%. For the same time period, the Russell 1000® Value Index (the “Benchmark”) returned 29.72%. From an equity perspective, stock selection in the information technology sector was the largest detractor from the Fund's relative return. An underweight in energy also detracted from relative results. The Fund's exposure to convertible securities and high-grade fixed income also detracted from performance relative to the Benchmark. Stock selection in the consumer discretionary, health care, consumer staples and industrials sectors aided relative performance during the period.
What contributed to performance?
Coherent Corp. | Coherent, a leading provider of optoelectronic components and devices for communications, electronics and industrial applications, delivered strong revenue and earnings growth during the period. Results were driven by robust demand for optical networking products supporting AI-related data center expansion and communications infrastructure investment.
Lam Research Corp. | Lam Research benefited from continued strength in AI-driven semiconductor spending, which supported demand for advanced manufacturing, memory and packaging technologies. Solid operating results and an improving outlook reflected ongoing investment in next-generation chip production capabilities.
Alphabet Inc. | Alphabet shares advanced during the period as strong cloud computing growth, accelerating adoption of AI-enabled products and services and resilient advertising trends reinforced confidence in the company's long-term earnings potential and growth outlook.
What detracted from performance?
Nike, Inc. | Nike shares declined during the period as investors weighed persistent sales softness, ongoing market share pressures and continued weakness in the China market. While management continued to implement turnaround initiatives, progress was slower than anticipated, leading us to exit the position during the period.
Fiserv, Inc. | Fiserv shares fell following weaker-than-expected third-quarter results, as the global fintech and payment company's revenue and earnings growth missed expectations and management reduced its full-year earnings and organic growth outlook. Although the company responded with organizational changes and the launch of its "One Fiserv" initiative, we exited our equity position during the period amid increased uncertainty and as the company no longer aligned with our investment thesis..
Fidelity National Information Services, Inc. | Fidelity National Information Services (FIS), a leading provider of technology solutions for financial institutions and merchants, faced several challenges during the period, including difficult earnings comparisons in its capital markets business, issues related to the Worldpay divestiture and margin pressure from a recent acquisition. Although we saw potential for meaningful free cash flow growth, inconsistent execution and more attractive opportunities elsewhere led us to exit the position.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Equity and Income Fund (Class C) —including sales charge	12.22%	6.70%	8.21%
Invesco Equity and Income Fund (Class C) —excluding sales charge	13.22%	6.70%	8.21%
Russell 1000® Value Index	29.72%	11.84%	11.76%
Bloomberg U.S. Government/Credit Index	1.51%	-0.51%	1.44%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 13,117,830,481
Holdings Count | Holding	376
Advisory Fees Paid, Amount	$ 44,813,164
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$13,117,830,481
Total number of portfolio holdings	376
Total advisory fees paid	$44,813,164
Portfolio turnover rate	133%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Amazon.com, Inc.	2.54%
Microsoft Corp.	2.50%
U.S. Treasury Notes, 4.38%, 08/31/2031	2.38%
U.S. Treasury Notes, 4.13%, 08/31/2028	2.32%
Wells Fargo & Co.	2.10%
Alphabet, Inc., Class A	2.01%
Philip Morris International, Inc.	1.82%
Bank of America Corp.	1.72%
NVIDIA Corp.	1.53%
Merck & Co., Inc.	1.48%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Amazon.com, Inc.	2.54%
Microsoft Corp.	2.50%
U.S. Treasury Notes, 4.38%, 08/31/2031	2.38%
U.S. Treasury Notes, 4.13%, 08/31/2028	2.32%
Wells Fargo & Co.	2.10%
Alphabet, Inc., Class A	2.01%
Philip Morris International, Inc.	1.82%
Bank of America Corp.	1.72%
NVIDIA Corp.	1.53%
Merck & Co., Inc.	1.48%
* Excluding money market fund holdings, if any.

C000084366 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equity and Income Fund
Class Name	Class A
Trading Symbol	ACEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Equity and Income Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Equity and Income Fund (Class A)	$80	0.75%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%	[19]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, US equity markets generated positive returns . Equities were supported by continued investment in artificial intelligence (AI), generally resilient economic growth, solid corporate earnings and a stable labor market. However, market volatility increased as the period progressed, as investors became more discerning about the long-term return potential of large-scale AI-related capital spending. Persistent inflation, elevated interest rates, trade-related uncertainty, geopolitical tensions in the Middle East and the prospect of higher energy prices also weighed on investor sentiment.
• For the fiscal year ended August 31, 2026, Class A shares of the Fund, excluding sales charge, returned 14.00%. For the same time period, the Russell 1000® Value Index (the “Benchmark”) returned 29.72%. From an equity perspective, stock selection in the information technology sector was the largest detractor from the Fund's relative return. An underweight in energy also detracted from relative results. The Fund's exposure to convertible securities and high-grade fixed income also detracted from performance relative to the Benchmark. Stock selection in the consumer discretionary, health care, consumer staples and industrials sectors aided relative performance during the period.
What contributed to performance?
Coherent Corp. | Coherent, a leading provider of optoelectronic components and devices for communications, electronics and industrial applications, delivered strong revenue and earnings growth during the period. Results were driven by robust demand for optical networking products supporting AI-related data center expansion and communications infrastructure investment.
Lam Research Corp. | Lam Research benefited from continued strength in AI-driven semiconductor spending, which supported demand for advanced manufacturing, memory and packaging technologies. Solid operating results and an improving outlook reflected ongoing investment in next-generation chip production capabilities.
Alphabet Inc. | Alphabet shares advanced during the period as strong cloud computing growth, accelerating adoption of AI-enabled products and services and resilient advertising trends reinforced confidence in the company's long-term earnings potential and growth outlook.
What detracted from performance?
Nike, Inc. | Nike shares declined during the period as investors weighed persistent sales softness, ongoing market share pressures and continued weakness in the China market. While management continued to implement turnaround initiatives, progress was slower than anticipated, leading us to exit the position during the period.
Fiserv, Inc. | Fiserv shares fell following weaker-than-expected third-quarter results, as the global fintech and payment company's revenue and earnings growth missed expectations and management reduced its full-year earnings and organic growth outlook. Although the company responded with organizational changes and the launch of its "One Fiserv" initiative, we exited our equity position during the period amid increased uncertainty and as the company no longer aligned with our investment thesis..
Fidelity National Information Services, Inc. | Fidelity National Information Services (FIS), a leading provider of technology solutions for financial institutions and merchants, faced several challenges during the period, including difficult earnings comparisons in its capital markets business, issues related to the Worldpay divestiture and margin pressure from a recent acquisition. Although we saw potential for meaningful free cash flow growth, inconsistent execution and more attractive opportunities elsewhere led us to exit the position.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Equity and Income Fund (Class A) —including sales charge	7.72%	6.27%	8.25%
Invesco Equity and Income Fund (Class A) —excluding sales charge	14.00%	7.48%	8.85%
Russell 1000® Value Index	29.72%	11.84%	11.76%
Bloomberg U.S. Government/Credit Index	1.51%	-0.51%	1.44%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 13,117,830,481
Holdings Count | Holding	376
Advisory Fees Paid, Amount	$ 44,813,164
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$13,117,830,481
Total number of portfolio holdings	376
Total advisory fees paid	$44,813,164
Portfolio turnover rate	133%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Amazon.com, Inc.	2.54%
Microsoft Corp.	2.50%
U.S. Treasury Notes, 4.38%, 08/31/2031	2.38%
U.S. Treasury Notes, 4.13%, 08/31/2028	2.32%
Wells Fargo & Co.	2.10%
Alphabet, Inc., Class A	2.01%
Philip Morris International, Inc.	1.82%
Bank of America Corp.	1.72%
NVIDIA Corp.	1.53%
Merck & Co., Inc.	1.48%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Amazon.com, Inc.	2.54%
Microsoft Corp.	2.50%
U.S. Treasury Notes, 4.38%, 08/31/2031	2.38%
U.S. Treasury Notes, 4.13%, 08/31/2028	2.32%
Wells Fargo & Co.	2.10%
Alphabet, Inc., Class A	2.01%
Philip Morris International, Inc.	1.82%
Bank of America Corp.	1.72%
NVIDIA Corp.	1.53%
Merck & Co., Inc.	1.48%
* Excluding money market fund holdings, if any.

C000084376 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Growth and Income Fund
Class Name	Class A
Trading Symbol	ACGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Growth and Income Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Growth and Income Fund (Class A)	$84	0.77%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, US equity markets generated positive returns. Equities were supported by continued investment in artificial intelligence (AI), generally resilient economic growth, solid corporate earnings and a stable labor market. However, market volatility increased as the period progressed, as investors became more discerning about the long-term return potential of large-scale AI-related capital spending. Persistent inflation, elevated interest rates, trade-related uncertainty, geopolitical tensions in the Middle East and the prospect of higher energy prices also weighed on investor sentiment.
• For the fiscal year ended August 31, 2026, Class A shares of the Fund, excluding sales charge, returned 18.85%. For the same time period, the Russell 1000® Value Index (the “Benchmark”) returned 29.72%. The Fund underperformed the Benchmark primarily due to stock selection in the information technology sector. Stock selection in communication services also detracted from the Fund's relative return. The Fund's cash position, while approximately 2% on average, also tempered relative results. Stock selection in industrials and consumer staples were the largest contributors to the Fund's relative return. Stock selection and an underweight in the consumer discretionary sector also aided relative returns.
What contributed to performance?
Coherent Corp. | Coherent, a leading provider of optoelectronic components and devices for communications, electronics and industrial applications, delivered strong revenue and earnings growth during the period. Results were driven by robust demand for optical networking products supporting AI-related data center expansion and communications infrastructure investment.
Lam Research Corp. | Lam Research benefited from continued strength in AI-driven semiconductor spending, which supported demand for advanced manufacturing, memory and packaging technologies. Solid operating results and an improving outlook reflected ongoing investment in next-generation chip production capabilities.
Alphabet, Inc. | Alphabet shares advanced during the period as strong cloud computing growth, accelerating adoption of AI-enabled products and services and resilient advertising trends reinforced confidence in the company's long-term earnings potential and growth outlook.
What detracted from performance?
Nike, Inc. | Nike shares declined during the period as investors weighed persistent sales softness, ongoing market share pressures and continued weakness in the China market. While management continued to implement turnaround initiatives, progress was slower than anticipated, leading us to exit the position during the period.
Fiserv, Inc. | Fiserv shares fell following weaker-than-expected third-quarter results, as the global fintech and payment company's revenue and earnings growth missed expectations and management reduced its full-year earnings and organic growth outlook. Although the company responded with organizational changes and the launch of its "One Fiserv" initiative, we exited our position during the period amid increased uncertainty and as the company no longer aligned with our investment thesis.
Fidelity National Information Services, Inc. | Fidelity National Information Services (FIS), a leading provider of technology solutions for financial institutions and merchants, faced several challenges during the period, including difficult earnings comparisons in its capital markets business, issues related to the Worldpay divestiture and margin pressure from a recent acquisition. Although we saw potential for meaningful free cash flow growth, inconsistent execution and more attractive opportunities elsewhere led us to exit the position.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Growth and Income Fund (Class A) —including sales charge	12.30%	9.65%	10.62%
Invesco Growth and Income Fund (Class A) —excluding sales charge	18.85%	10.90%	11.25%
Russell 1000® Value Index	29.72%	11.84%	11.76%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,378,022,297
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 15,252,611
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$4,378,022,297
Total number of portfolio holdings	79
Total advisory fees paid	$15,252,611
Portfolio turnover rate	28%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Amazon.com, Inc.	3.74%
Microsoft Corp.	3.69%
Alphabet, Inc., Class A	3.17%
Wells Fargo & Co.	3.17%
Philip Morris International, Inc.	2.68%
Bank of America Corp.	2.54%
NVIDIA Corp.	2.30%
Merck & Co., Inc.	2.23%
Johnson Controls International PLC	2.21%
ConocoPhillips	2.16%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Amazon.com, Inc.	3.74%
Microsoft Corp.	3.69%
Alphabet, Inc., Class A	3.17%
Wells Fargo & Co.	3.17%
Philip Morris International, Inc.	2.68%
Bank of America Corp.	2.54%
NVIDIA Corp.	2.30%
Merck & Co., Inc.	2.23%
Johnson Controls International PLC	2.21%
ConocoPhillips	2.16%
* Excluding money market fund holdings, if any.

C000084378 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Growth and Income Fund
Class Name	Class C
Trading Symbol	ACGKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Growth and Income Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Growth and Income Fund (Class C)	$160	1.47%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, US equity markets generated positive returns. Equities were supported by continued investment in artificial intelligence (AI), generally resilient economic growth, solid corporate earnings and a stable labor market. However, market volatility increased as the period progressed, as investors became more discerning about the long-term return potential of large-scale AI-related capital spending. Persistent inflation, elevated interest rates, trade-related uncertainty, geopolitical tensions in the Middle East and the prospect of higher energy prices also weighed on investor sentiment.
• For the fiscal year ended August 31, 2026, Class C shares of the Fund, excluding sales charge, returned 18.00%. For the same time period, the Russell 1000® Value Index (the “Benchmark”) returned 29.72%. The Fund underperformed the Benchmark primarily due to stock selection in the information technology sector. Stock selection in communication services also detracted from the Fund's relative return. The Fund's cash position, while approximately 2% on average, also tempered relative results. Stock selection in industrials and consumer staples were the largest contributors to the Fund's relative return. Stock selection and an underweight in the consumer discretionary sector also aided relative returns.
What contributed to performance?
Coherent Corp. | Coherent, a leading provider of optoelectronic components and devices for communications, electronics and industrial applications, delivered strong revenue and earnings growth during the period. Results were driven by robust demand for optical networking products supporting AI-related data center expansion and communications infrastructure investment.
Lam Research Corp. | Lam Research benefited from continued strength in AI-driven semiconductor spending, which supported demand for advanced manufacturing, memory and packaging technologies. Solid operating results and an improving outlook reflected ongoing investment in next-generation chip production capabilities.
Alphabet, Inc. | Alphabet shares advanced during the period as strong cloud computing growth, accelerating adoption of AI-enabled products and services and resilient advertising trends reinforced confidence in the company's long-term earnings potential and growth outlook.
What detracted from performance?
Nike, Inc. | Nike shares declined during the period as investors weighed persistent sales softness, ongoing market share pressures and continued weakness in the China market. While management continued to implement turnaround initiatives, progress was slower than anticipated, leading us to exit the position during the period.
Fiserv, Inc. | Fiserv shares fell following weaker-than-expected third-quarter results, as the global fintech and payment company's revenue and earnings growth missed expectations and management reduced its full-year earnings and organic growth outlook. Although the company responded with organizational changes and the launch of its "One Fiserv" initiative, we exited our position during the period amid increased uncertainty and as the company no longer aligned with our investment thesis.
Fidelity National Information Services, Inc. | Fidelity National Information Services (FIS), a leading provider of technology solutions for financial institutions and merchants, faced several challenges during the period, including difficult earnings comparisons in its capital markets business, issues related to the Worldpay divestiture and margin pressure from a recent acquisition. Although we saw potential for meaningful free cash flow growth, inconsistent execution and more attractive opportunities elsewhere led us to exit the position.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Growth and Income Fund (Class C) —including sales charge	17.00%	10.10%	10.60%
Invesco Growth and Income Fund (Class C) —excluding sales charge	18.00%	10.10%	10.60%
Russell 1000® Value Index	29.72%	11.84%	11.76%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,378,022,297
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 15,252,611
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$4,378,022,297
Total number of portfolio holdings	79
Total advisory fees paid	$15,252,611
Portfolio turnover rate	28%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Amazon.com, Inc.	3.74%
Microsoft Corp.	3.69%
Alphabet, Inc., Class A	3.17%
Wells Fargo & Co.	3.17%
Philip Morris International, Inc.	2.68%
Bank of America Corp.	2.54%
NVIDIA Corp.	2.30%
Merck & Co., Inc.	2.23%
Johnson Controls International PLC	2.21%
ConocoPhillips	2.16%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Amazon.com, Inc.	3.74%
Microsoft Corp.	3.69%
Alphabet, Inc., Class A	3.17%
Wells Fargo & Co.	3.17%
Philip Morris International, Inc.	2.68%
Bank of America Corp.	2.54%
NVIDIA Corp.	2.30%
Merck & Co., Inc.	2.23%
Johnson Controls International PLC	2.21%
ConocoPhillips	2.16%
* Excluding money market fund holdings, if any.

C000084381 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Growth and Income Fund
Class Name	Class R
Trading Symbol	ACGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Growth and Income Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Growth and Income Fund (Class R)	$111	1.02%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, US equity markets generated positive returns. Equities were supported by continued investment in artificial intelligence (AI), generally resilient economic growth, solid corporate earnings and a stable labor market. However, market volatility increased as the period progressed, as investors became more discerning about the long-term return potential of large-scale AI-related capital spending. Persistent inflation, elevated interest rates, trade-related uncertainty, geopolitical tensions in the Middle East and the prospect of higher energy prices also weighed on investor sentiment.
• For the fiscal year ended August 31, 2026, Class R shares of the Fund returned 18.55%. For the same time period, the Russell 1000® Value Index (the “Benchmark”) returned 29.72%. The Fund underperformed the Benchmark primarily due to stock selection in the information technology sector. Stock selection in communication services also detracted from the Fund's relative return. The Fund's cash position, while approximately 2% on average, also tempered relative results. Stock selection in industrials and consumer staples were the largest contributors to the Fund's relative return. Stock selection and an underweight in the consumer discretionary sector also aided relative returns.
What contributed to performance?
Coherent Corp. | Coherent, a leading provider of optoelectronic components and devices for communications, electronics and industrial applications, delivered strong revenue and earnings growth during the period. Results were driven by robust demand for optical networking products supporting AI-related data center expansion and communications infrastructure investment.
Lam Research Corp. | Lam Research benefited from continued strength in AI-driven semiconductor spending, which supported demand for advanced manufacturing, memory and packaging technologies. Solid operating results and an improving outlook reflected ongoing investment in next-generation chip production capabilities.
Alphabet, Inc. | Alphabet shares advanced during the period as strong cloud computing growth, accelerating adoption of AI-enabled products and services and resilient advertising trends reinforced confidence in the company's long-term earnings potential and growth outlook.
What detracted from performance?
Nike, Inc. | Nike shares declined during the period as investors weighed persistent sales softness, ongoing market share pressures and continued weakness in the China market. While management continued to implement turnaround initiatives, progress was slower than anticipated, leading us to exit the position during the period.
Fiserv, Inc. | Fiserv shares fell following weaker-than-expected third-quarter results, as the global fintech and payment company's revenue and earnings growth missed expectations and management reduced its full-year earnings and organic growth outlook. Although the company responded with organizational changes and the launch of its "One Fiserv" initiative, we exited our position during the period amid increased uncertainty and as the company no longer aligned with our investment thesis.
Fidelity National Information Services, Inc. | Fidelity National Information Services (FIS), a leading provider of technology solutions for financial institutions and merchants, faced several challenges during the period, including difficult earnings comparisons in its capital markets business, issues related to the Worldpay divestiture and margin pressure from a recent acquisition. Although we saw potential for meaningful free cash flow growth, inconsistent execution and more attractive opportunities elsewhere led us to exit the position.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Growth and Income Fund (Class R)	18.55%	10.62%	10.97%
Russell 1000® Value Index	29.72%	11.84%	11.76%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,378,022,297
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 15,252,611
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$4,378,022,297
Total number of portfolio holdings	79
Total advisory fees paid	$15,252,611
Portfolio turnover rate	28%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Amazon.com, Inc.	3.74%
Microsoft Corp.	3.69%
Alphabet, Inc., Class A	3.17%
Wells Fargo & Co.	3.17%
Philip Morris International, Inc.	2.68%
Bank of America Corp.	2.54%
NVIDIA Corp.	2.30%
Merck & Co., Inc.	2.23%
Johnson Controls International PLC	2.21%
ConocoPhillips	2.16%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Amazon.com, Inc.	3.74%
Microsoft Corp.	3.69%
Alphabet, Inc., Class A	3.17%
Wells Fargo & Co.	3.17%
Philip Morris International, Inc.	2.68%
Bank of America Corp.	2.54%
NVIDIA Corp.	2.30%
Merck & Co., Inc.	2.23%
Johnson Controls International PLC	2.21%
ConocoPhillips	2.16%
* Excluding money market fund holdings, if any.

C000084379 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Growth and Income Fund
Class Name	Class Y
Trading Symbol	ACGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Growth and Income Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Growth and Income Fund (Class Y)	$57	0.52%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, US equity markets generated positive returns. Equities were supported by continued investment in artificial intelligence (AI), generally resilient economic growth, solid corporate earnings and a stable labor market. However, market volatility increased as the period progressed, as investors became more discerning about the long-term return potential of large-scale AI-related capital spending. Persistent inflation, elevated interest rates, trade-related uncertainty, geopolitical tensions in the Middle East and the prospect of higher energy prices also weighed on investor sentiment.
• For the fiscal year ended August 31, 2026, Class Y shares of the Fund returned 19.14%. For the same time period, the Russell 1000® Value Index (the “Benchmark”) returned 29.72%. The Fund underperformed the Benchmark primarily due to stock selection in the information technology sector. Stock selection in communication services also detracted from the Fund's relative return. The Fund's cash position, while approximately 2% on average, also tempered relative results. Stock selection in industrials and consumer staples were the largest contributors to the Fund's relative return. Stock selection and an underweight in the consumer discretionary sector also aided relative returns.
What contributed to performance?
Coherent Corp. | Coherent, a leading provider of optoelectronic components and devices for communications, electronics and industrial applications, delivered strong revenue and earnings growth during the period. Results were driven by robust demand for optical networking products supporting AI-related data center expansion and communications infrastructure investment.
Lam Research Corp. | Lam Research benefited from continued strength in AI-driven semiconductor spending, which supported demand for advanced manufacturing, memory and packaging technologies. Solid operating results and an improving outlook reflected ongoing investment in next-generation chip production capabilities.
Alphabet, Inc. | Alphabet shares advanced during the period as strong cloud computing growth, accelerating adoption of AI-enabled products and services and resilient advertising trends reinforced confidence in the company's long-term earnings potential and growth outlook.
What detracted from performance?
Nike, Inc. | Nike shares declined during the period as investors weighed persistent sales softness, ongoing market share pressures and continued weakness in the China market. While management continued to implement turnaround initiatives, progress was slower than anticipated, leading us to exit the position during the period.
Fiserv, Inc. | Fiserv shares fell following weaker-than-expected third-quarter results, as the global fintech and payment company's revenue and earnings growth missed expectations and management reduced its full-year earnings and organic growth outlook. Although the company responded with organizational changes and the launch of its "One Fiserv" initiative, we exited our position during the period amid increased uncertainty and as the company no longer aligned with our investment thesis.
Fidelity National Information Services, Inc. | Fidelity National Information Services (FIS), a leading provider of technology solutions for financial institutions and merchants, faced several challenges during the period, including difficult earnings comparisons in its capital markets business, issues related to the Worldpay divestiture and margin pressure from a recent acquisition. Although we saw potential for meaningful free cash flow growth, inconsistent execution and more attractive opportunities elsewhere led us to exit the position.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Growth and Income Fund (Class Y)	19.14%	11.18%	11.52%
Russell 1000® Value Index	29.72%	11.84%	11.76%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,378,022,297
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 15,252,611
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$4,378,022,297
Total number of portfolio holdings	79
Total advisory fees paid	$15,252,611
Portfolio turnover rate	28%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Amazon.com, Inc.	3.74%
Microsoft Corp.	3.69%
Alphabet, Inc., Class A	3.17%
Wells Fargo & Co.	3.17%
Philip Morris International, Inc.	2.68%
Bank of America Corp.	2.54%
NVIDIA Corp.	2.30%
Merck & Co., Inc.	2.23%
Johnson Controls International PLC	2.21%
ConocoPhillips	2.16%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Amazon.com, Inc.	3.74%
Microsoft Corp.	3.69%
Alphabet, Inc., Class A	3.17%
Wells Fargo & Co.	3.17%
Philip Morris International, Inc.	2.68%
Bank of America Corp.	2.54%
NVIDIA Corp.	2.30%
Merck & Co., Inc.	2.23%
Johnson Controls International PLC	2.21%
ConocoPhillips	2.16%
* Excluding money market fund holdings, if any.

C000084380 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Growth and Income Fund
Class Name	Class R5
Trading Symbol	ACGQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Growth and Income Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Growth and Income Fund (Class R5)	$54	0.49%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, US equity markets generated positive returns. Equities were supported by continued investment in artificial intelligence (AI), generally resilient economic growth, solid corporate earnings and a stable labor market. However, market volatility increased as the period progressed, as investors became more discerning about the long-term return potential of large-scale AI-related capital spending. Persistent inflation, elevated interest rates, trade-related uncertainty, geopolitical tensions in the Middle East and the prospect of higher energy prices also weighed on investor sentiment.
• For the fiscal year ended August 31, 2026, Class R5 shares of the Fund returned 19.18%. For the same time period, the Russell 1000® Value Index (the “Benchmark”) returned 29.72%. The Fund underperformed the Benchmark primarily due to stock selection in the information technology sector. Stock selection in communication services also detracted from the Fund's relative return. The Fund's cash position, while approximately 2% on average, also tempered relative results. Stock selection in industrials and consumer staples were the largest contributors to the Fund's relative return. Stock selection and an underweight in the consumer discretionary sector also aided relative returns.
What contributed to performance?
Coherent Corp. | Coherent, a leading provider of optoelectronic components and devices for communications, electronics and industrial applications, delivered strong revenue and earnings growth during the period. Results were driven by robust demand for optical networking products supporting AI-related data center expansion and communications infrastructure investment.
Lam Research Corp. | Lam Research benefited from continued strength in AI-driven semiconductor spending, which supported demand for advanced manufacturing, memory and packaging technologies. Solid operating results and an improving outlook reflected ongoing investment in next-generation chip production capabilities.
Alphabet, Inc. | Alphabet shares advanced during the period as strong cloud computing growth, accelerating adoption of AI-enabled products and services and resilient advertising trends reinforced confidence in the company's long-term earnings potential and growth outlook.
What detracted from performance?
Nike, Inc. | Nike shares declined during the period as investors weighed persistent sales softness, ongoing market share pressures and continued weakness in the China market. While management continued to implement turnaround initiatives, progress was slower than anticipated, leading us to exit the position during the period.
Fiserv, Inc. | Fiserv shares fell following weaker-than-expected third-quarter results, as the global fintech and payment company's revenue and earnings growth missed expectations and management reduced its full-year earnings and organic growth outlook. Although the company responded with organizational changes and the launch of its "One Fiserv" initiative, we exited our position during the period amid increased uncertainty and as the company no longer aligned with our investment thesis.
Fidelity National Information Services, Inc. | Fidelity National Information Services (FIS), a leading provider of technology solutions for financial institutions and merchants, faced several challenges during the period, including difficult earnings comparisons in its capital markets business, issues related to the Worldpay divestiture and margin pressure from a recent acquisition. Although we saw potential for meaningful free cash flow growth, inconsistent execution and more attractive opportunities elsewhere led us to exit the position.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Growth and Income Fund (Class R5)	19.18%	11.22%	11.59%
Russell 1000® Value Index	29.72%	11.84%	11.76%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,378,022,297
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 15,252,611
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$4,378,022,297
Total number of portfolio holdings	79
Total advisory fees paid	$15,252,611
Portfolio turnover rate	28%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Amazon.com, Inc.	3.74%
Microsoft Corp.	3.69%
Alphabet, Inc., Class A	3.17%
Wells Fargo & Co.	3.17%
Philip Morris International, Inc.	2.68%
Bank of America Corp.	2.54%
NVIDIA Corp.	2.30%
Merck & Co., Inc.	2.23%
Johnson Controls International PLC	2.21%
ConocoPhillips	2.16%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Amazon.com, Inc.	3.74%
Microsoft Corp.	3.69%
Alphabet, Inc., Class A	3.17%
Wells Fargo & Co.	3.17%
Philip Morris International, Inc.	2.68%
Bank of America Corp.	2.54%
NVIDIA Corp.	2.30%
Merck & Co., Inc.	2.23%
Johnson Controls International PLC	2.21%
ConocoPhillips	2.16%
* Excluding money market fund holdings, if any.

C000120779 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Growth and Income Fund
Class Name	Class R6
Trading Symbol	GIFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Growth and Income Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Growth and Income Fund (Class R6)	$46	0.42%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, US equity markets generated positive returns. Equities were supported by continued investment in artificial intelligence (AI), generally resilient economic growth, solid corporate earnings and a stable labor market. However, market volatility increased as the period progressed, as investors became more discerning about the long-term return potential of large-scale AI-related capital spending. Persistent inflation, elevated interest rates, trade-related uncertainty, geopolitical tensions in the Middle East and the prospect of higher energy prices also weighed on investor sentiment.
• For the fiscal year ended August 31, 2026, Class R6 shares of the Fund returned 19.25%. For the same time period, the Russell 1000® Value Index (the “Benchmark”) returned 29.72%. The Fund underperformed the Benchmark primarily due to stock selection in the information technology sector. Stock selection in communication services also detracted from the Fund's relative return. The Fund's cash position, while approximately 2% on average, also tempered relative results. Stock selection in industrials and consumer staples were the largest contributors to the Fund's relative return. Stock selection and an underweight in the consumer discretionary sector also aided relative returns.
What contributed to performance?
Coherent Corp. | Coherent, a leading provider of optoelectronic components and devices for communications, electronics and industrial applications, delivered strong revenue and earnings growth during the period. Results were driven by robust demand for optical networking products supporting AI-related data center expansion and communications infrastructure investment.
Lam Research Corp. | Lam Research benefited from continued strength in AI-driven semiconductor spending, which supported demand for advanced manufacturing, memory and packaging technologies. Solid operating results and an improving outlook reflected ongoing investment in next-generation chip production capabilities.
Alphabet, Inc. | Alphabet shares advanced during the period as strong cloud computing growth, accelerating adoption of AI-enabled products and services and resilient advertising trends reinforced confidence in the company's long-term earnings potential and growth outlook.
What detracted from performance?
Nike, Inc. | Nike shares declined during the period as investors weighed persistent sales softness, ongoing market share pressures and continued weakness in the China market. While management continued to implement turnaround initiatives, progress was slower than anticipated, leading us to exit the position during the period.
Fiserv, Inc. | Fiserv shares fell following weaker-than-expected third-quarter results, as the global fintech and payment company's revenue and earnings growth missed expectations and management reduced its full-year earnings and organic growth outlook. Although the company responded with organizational changes and the launch of its "One Fiserv" initiative, we exited our position during the period amid increased uncertainty and as the company no longer aligned with our investment thesis.
Fidelity National Information Services, Inc. | Fidelity National Information Services (FIS), a leading provider of technology solutions for financial institutions and merchants, faced several challenges during the period, including difficult earnings comparisons in its capital markets business, issues related to the Worldpay divestiture and margin pressure from a recent acquisition. Although we saw potential for meaningful free cash flow growth, inconsistent execution and more attractive opportunities elsewhere led us to exit the position.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Growth and Income Fund (Class R6)	19.25%	11.30%	11.68%
Russell 1000® Value Index	29.72%	11.84%	11.76%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,378,022,297
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 15,252,611
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$4,378,022,297
Total number of portfolio holdings	79
Total advisory fees paid	$15,252,611
Portfolio turnover rate	28%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Amazon.com, Inc.	3.74%
Microsoft Corp.	3.69%
Alphabet, Inc., Class A	3.17%
Wells Fargo & Co.	3.17%
Philip Morris International, Inc.	2.68%
Bank of America Corp.	2.54%
NVIDIA Corp.	2.30%
Merck & Co., Inc.	2.23%
Johnson Controls International PLC	2.21%
ConocoPhillips	2.16%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Amazon.com, Inc.	3.74%
Microsoft Corp.	3.69%
Alphabet, Inc., Class A	3.17%
Wells Fargo & Co.	3.17%
Philip Morris International, Inc.	2.68%
Bank of America Corp.	2.54%
NVIDIA Corp.	2.30%
Merck & Co., Inc.	2.23%
Johnson Controls International PLC	2.21%
ConocoPhillips	2.16%
* Excluding money market fund holdings, if any.

C000120780 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equally-Weighted S&P 500 Fund
Class Name	Class R6
Trading Symbol	VADFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Equally-Weighted S&P 500 Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Equally-Weighted S&P 500 Fund (Class R6)	$20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund underperformed the S&P 500® Index due to its relative underweight in the information technology sector.
• The Fund seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Index (the "Index").
• For the fiscal year ended August 31, 2026, Class R6 shares of the Fund returned 18.27%, which differed from the return of the Index, 18.50%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the health care sector.
Positions | Sandisk Corp., an information technology company, and Micron Technology, Inc., an information technology company.
What detracted from performance?
Sector Allocations | Consumer discretionary sector, followed by the communication services sector.
Positions | The Trade Desk Inc., a communication services company, and AppLovin Corp., a communication services company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Equally-Weighted S&P 500 Fund (Class R6)	18.27%	8.82%	12.04%
S&P 500® Equal Weight Index	18.50%	9.01%	12.22%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 7,452,483,817
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 7,313,600
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$7,452,483,817
Total number of portfolio holdings	509
Total advisory fees paid	$7,313,600
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Moderna, Inc.	0.57%
Veeva Systems, Inc., Class A	0.33%
Zebra Technologies Corp., Class A	0.30%
Charles River Laboratories International, Inc.	0.29%
DoorDash, Inc., Class A	0.29%
Salesforce, Inc.	0.28%
Palo Alto Networks, Inc.	0.27%
Global Payments, Inc.	0.27%
Workday, Inc., Class A	0.27%
Expedia Group, Inc.	0.27%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Moderna, Inc.	0.57%
Veeva Systems, Inc., Class A	0.33%
Zebra Technologies Corp., Class A	0.30%
Charles River Laboratories International, Inc.	0.29%
DoorDash, Inc., Class A	0.29%
Salesforce, Inc.	0.28%
Palo Alto Networks, Inc.	0.27%
Global Payments, Inc.	0.27%
Workday, Inc., Class A	0.27%
Expedia Group, Inc.	0.27%
* Excluding money market fund holdings, if any.

C000084405 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equally-Weighted S&P 500 Fund
Class Name	Class Y
Trading Symbol	VADDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Equally-Weighted S&P 500 Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Equally-Weighted S&P 500 Fund (Class Y)	$29	0.27%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund underperformed the S&P 500® Index due to its relative underweight in the information technology sector.
• The Fund seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Index (the "Index").
• For the fiscal year ended August 31, 2026, Class Y shares of the Fund returned 18.17%, which differed from the return of the Index, 18.50%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the health care sector.
Positions | Sandisk Corp., an information technology company, and Micron Technology, Inc., an information technology company.
What detracted from performance?
Sector Allocations | Consumer discretionary sector, followed by the communication services sector.
Positions | The Trade Desk Inc., a communication services company, and AppLovin Corp., a communication services company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Equally-Weighted S&P 500 Fund (Class Y)	18.17%	8.71%	11.92%
S&P 500® Equal Weight Index	18.50%	9.01%	12.22%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 7,452,483,817
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 7,313,600
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$7,452,483,817
Total number of portfolio holdings	509
Total advisory fees paid	$7,313,600
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Moderna, Inc.	0.57%
Veeva Systems, Inc., Class A	0.33%
Zebra Technologies Corp., Class A	0.30%
Charles River Laboratories International, Inc.	0.29%
DoorDash, Inc., Class A	0.29%
Salesforce, Inc.	0.28%
Palo Alto Networks, Inc.	0.27%
Global Payments, Inc.	0.27%
Workday, Inc., Class A	0.27%
Expedia Group, Inc.	0.27%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Moderna, Inc.	0.57%
Veeva Systems, Inc., Class A	0.33%
Zebra Technologies Corp., Class A	0.30%
Charles River Laboratories International, Inc.	0.29%
DoorDash, Inc., Class A	0.29%
Salesforce, Inc.	0.28%
Palo Alto Networks, Inc.	0.27%
Global Payments, Inc.	0.27%
Workday, Inc., Class A	0.27%
Expedia Group, Inc.	0.27%
* Excluding money market fund holdings, if any.

C000084407 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equally-Weighted S&P 500 Fund
Class Name	Class R
Trading Symbol	VADRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Equally-Weighted S&P 500 Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Equally-Weighted S&P 500 Fund (Class R)	$84	0.77%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund underperformed the S&P 500® Index due to its relative underweight in the information technology sector.
• The Fund seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Index (the "Index").
• For the fiscal year ended August 31, 2026, Class R shares of the Fund returned 17.58%, which differed from the return of the Index, 18.50%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the health care sector.
Positions | Sandisk Corp., an information technology company, and Micron Technology, Inc., an information technology company.
What detracted from performance?
Sector Allocations | Consumer discretionary sector, followed by the communication services sector.
Positions | The Trade Desk Inc., a communication services company, and AppLovin Corp., a communication services company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Equally-Weighted S&P 500 Fund (Class R)	17.58%	8.17%	11.36%
S&P 500® Equal Weight Index	18.50%	9.01%	12.22%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 7,452,483,817
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 7,313,600
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$7,452,483,817
Total number of portfolio holdings	509
Total advisory fees paid	$7,313,600
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Moderna, Inc.	0.57%
Veeva Systems, Inc., Class A	0.33%
Zebra Technologies Corp., Class A	0.30%
Charles River Laboratories International, Inc.	0.29%
DoorDash, Inc., Class A	0.29%
Salesforce, Inc.	0.28%
Palo Alto Networks, Inc.	0.27%
Global Payments, Inc.	0.27%
Workday, Inc., Class A	0.27%
Expedia Group, Inc.	0.27%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Moderna, Inc.	0.57%
Veeva Systems, Inc., Class A	0.33%
Zebra Technologies Corp., Class A	0.30%
Charles River Laboratories International, Inc.	0.29%
DoorDash, Inc., Class A	0.29%
Salesforce, Inc.	0.28%
Palo Alto Networks, Inc.	0.27%
Global Payments, Inc.	0.27%
Workday, Inc., Class A	0.27%
Expedia Group, Inc.	0.27%
* Excluding money market fund holdings, if any.

C000084404 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equally-Weighted S&P 500 Fund
Class Name	Class C
Trading Symbol	VADCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Equally-Weighted S&P 500 Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Equally-Weighted S&P 500 Fund (Class C)	$133	1.23%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund underperformed the S&P 500® Index due to its relative underweight in the information technology sector.
• The Fund seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Index (the "Index").
• For the fiscal year ended August 31, 2026, Class C shares of the Fund, excluding sales charge, returned 17.02%, which differed from the return of the Index, 18.50%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the health care sector.
Positions | Sandisk Corp., an information technology company, and Micron Technology, Inc., an information technology company.
What detracted from performance?
Sector Allocations | Consumer discretionary sector, followed by the communication services sector.
Positions | The Trade Desk Inc., a communication services company, and AppLovin Corp., a communication services company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Equally-Weighted S&P 500 Fund (Class C) —including sales charge	16.06%	7.64%	10.99%
Invesco Equally-Weighted S&P 500 Fund (Class C) —excluding sales charge	17.02%	7.64%	10.99%
S&P 500® Equal Weight Index	18.50%	9.01%	12.22%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 7,452,483,817
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 7,313,600
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$7,452,483,817
Total number of portfolio holdings	509
Total advisory fees paid	$7,313,600
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Moderna, Inc.	0.57%
Veeva Systems, Inc., Class A	0.33%
Zebra Technologies Corp., Class A	0.30%
Charles River Laboratories International, Inc.	0.29%
DoorDash, Inc., Class A	0.29%
Salesforce, Inc.	0.28%
Palo Alto Networks, Inc.	0.27%
Global Payments, Inc.	0.27%
Workday, Inc., Class A	0.27%
Expedia Group, Inc.	0.27%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Moderna, Inc.	0.57%
Veeva Systems, Inc., Class A	0.33%
Zebra Technologies Corp., Class A	0.30%
Charles River Laboratories International, Inc.	0.29%
DoorDash, Inc., Class A	0.29%
Salesforce, Inc.	0.28%
Palo Alto Networks, Inc.	0.27%
Global Payments, Inc.	0.27%
Workday, Inc., Class A	0.27%
Expedia Group, Inc.	0.27%
* Excluding money market fund holdings, if any.

C000084406 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equally-Weighted S&P 500 Fund
Class Name	Class A
Trading Symbol	VADAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Equally-Weighted S&P 500 Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Equally-Weighted S&P 500 Fund (Class A)	$57	0.52%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund underperformed the S&P 500® Index due to its relative underweight in the information technology sector.
• The Fund seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Index (the "Index").
• For the fiscal year ended August 31, 2026, Class A shares of the Fund, excluding sales charge, returned 17.86%, which differed from the return of the Index, 18.50%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the health care sector.
Positions | Sandisk Corp., an information technology company, and Micron Technology, Inc., an information technology company.
What detracted from performance?
Sector Allocations | Consumer discretionary sector, followed by the communication services sector.
Positions | The Trade Desk Inc., a communication services company, and AppLovin Corp., a communication services company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Equally-Weighted S&P 500 Fund (Class A) —including sales charge	11.41%	7.22%	11.01%
Invesco Equally-Weighted S&P 500 Fund (Class A) —excluding sales charge	17.86%	8.44%	11.64%
S&P 500® Equal Weight Index	18.50%	9.01%	12.22%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 7,452,483,817
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 7,313,600
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$7,452,483,817
Total number of portfolio holdings	509
Total advisory fees paid	$7,313,600
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Moderna, Inc.	0.57%
Veeva Systems, Inc., Class A	0.33%
Zebra Technologies Corp., Class A	0.30%
Charles River Laboratories International, Inc.	0.29%
DoorDash, Inc., Class A	0.29%
Salesforce, Inc.	0.28%
Palo Alto Networks, Inc.	0.27%
Global Payments, Inc.	0.27%
Workday, Inc., Class A	0.27%
Expedia Group, Inc.	0.27%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Moderna, Inc.	0.57%
Veeva Systems, Inc., Class A	0.33%
Zebra Technologies Corp., Class A	0.30%
Charles River Laboratories International, Inc.	0.29%
DoorDash, Inc., Class A	0.29%
Salesforce, Inc.	0.28%
Palo Alto Networks, Inc.	0.27%
Global Payments, Inc.	0.27%
Workday, Inc., Class A	0.27%
Expedia Group, Inc.	0.27%
* Excluding money market fund holdings, if any.

C000084420 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 Index Fund
Class Name	Class A
Trading Symbol	SPIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500 Index Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 Index Fund (Class A)	$57	0.52%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. Because the Fund holds primarily US large-cap equities, it benefited from this broader market environment.
• The Fund seeks to track the investment results (before fees and expenses) of the S&P 500® Index (the "Index").
• For the fiscal year ended August 31, 2026, Class A shares of the Fund, excluding sales charge, returned 19.77%, which differed from the return of the Index, 20.38%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the health care sector.
Positions | Apple, Inc., an information technology company, and NVIDIA Corp., an information technology company.
What detracted from performance?
Sector Allocations | No sectors detracted from the Fund's performance.
Positions | Meta Platforms, Inc., a communication services company and Netflix, Inc., a communication services company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500 Index Fund (Class A) —including sales charge	13.18%	10.92%	14.10%
Invesco S&P 500 Index Fund (Class A) —excluding sales charge	19.77%	12.18%	14.75%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,875,835,052
Holdings Count | Holding	510
Advisory Fees Paid, Amount	$ 4,637,906
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$4,875,835,052
Total number of portfolio holdings	510
Total advisory fees paid	$4,637,906
Portfolio turnover rate	3%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.84%
Apple, Inc.	6.83%
Microsoft Corp.	5.53%
Amazon.com, Inc.	3.73%
Alphabet, Inc., Class A	2.92%
Broadcom, Inc.	2.57%
Alphabet, Inc., Class C	2.32%
Meta Platforms, Inc., Class A	1.85%
Micron Technology, Inc.	1.59%
Tesla, Inc.	1.52%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.84%
Apple, Inc.	6.83%
Microsoft Corp.	5.53%
Amazon.com, Inc.	3.73%
Alphabet, Inc., Class A	2.92%
Broadcom, Inc.	2.57%
Alphabet, Inc., Class C	2.32%
Meta Platforms, Inc., Class A	1.85%
Micron Technology, Inc.	1.59%
Tesla, Inc.	1.52%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund revised its principal investment strategies and risks and corresponding fundamental investment policy to reflect that the Fund intends to be diversified in approximately the same proportion as the Index is diversified. The Fund may become "non-diversified," as defined in the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

Material Fund Change Strategies [Text Block]	The Fund revised its principal investment strategies and risks and corresponding fundamental investment policy to reflect that the Fund intends to be diversified in approximately the same proportion as the Index is diversified.
Material Fund Change Risks Change [Text Block]
The Fund revised its principal investment strategies and risks and corresponding fundamental investment policy to reflect that the Fund intends to be diversified in approximately the same proportion as the Index is diversified. The Fund may become "non-diversified," as defined in the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000084422 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 Index Fund
Class Name	Class C
Trading Symbol	SPICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500 Index Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 Index Fund (Class C)	$135	1.23%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. Because the Fund holds primarily US large-cap equities, it benefited from this broader market environment.
• The Fund seeks to track the investment results (before fees and expenses) of the S&P 500® Index (the "Index").
• For the fiscal year ended August 31, 2026, Class C shares of the Fund, excluding sales charge, returned 18.90%, which differed from the return of the Index, 20.38%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the health care sector.
Positions | Apple, Inc., an information technology company, and NVIDIA Corp., an information technology company.
What detracted from performance?
Sector Allocations | No sectors detracted from the Fund's performance.
Positions | Meta Platforms, Inc., a communication services company and Netflix, Inc., a communication services company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500 Index Fund (Class C) —including sales charge	17.90%	11.35%	14.08%
Invesco S&P 500 Index Fund (Class C) —excluding sales charge	18.90%	11.35%	14.08%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,875,835,052
Holdings Count | Holding	510
Advisory Fees Paid, Amount	$ 4,637,906
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$4,875,835,052
Total number of portfolio holdings	510
Total advisory fees paid	$4,637,906
Portfolio turnover rate	3%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.84%
Apple, Inc.	6.83%
Microsoft Corp.	5.53%
Amazon.com, Inc.	3.73%
Alphabet, Inc., Class A	2.92%
Broadcom, Inc.	2.57%
Alphabet, Inc., Class C	2.32%
Meta Platforms, Inc., Class A	1.85%
Micron Technology, Inc.	1.59%
Tesla, Inc.	1.52%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.84%
Apple, Inc.	6.83%
Microsoft Corp.	5.53%
Amazon.com, Inc.	3.73%
Alphabet, Inc., Class A	2.92%
Broadcom, Inc.	2.57%
Alphabet, Inc., Class C	2.32%
Meta Platforms, Inc., Class A	1.85%
Micron Technology, Inc.	1.59%
Tesla, Inc.	1.52%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund revised its principal investment strategies and risks and corresponding fundamental investment policy to reflect that the Fund intends to be diversified in approximately the same proportion as the Index is diversified. The Fund may become "non-diversified," as defined in the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

Material Fund Change Strategies [Text Block]	The Fund revised its principal investment strategies and risks and corresponding fundamental investment policy to reflect that the Fund intends to be diversified in approximately the same proportion as the Index is diversified.
Material Fund Change Risks Change [Text Block]
The Fund revised its principal investment strategies and risks and corresponding fundamental investment policy to reflect that the Fund intends to be diversified in approximately the same proportion as the Index is diversified. The Fund may become "non-diversified," as defined in the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000265797 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 Index Fund
Class Name	Class R
Trading Symbol	SPIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500 Index Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 Index Fund (Class R)	$83	0.77%
▼	For the period September 30, 2025 (commencement of operations) to August 31, 2026. Expenses for a full reporting period would be higher.
*	Annualized.

Expenses Paid, Amount	$ 83	[20]
Expense Ratio, Percent	0.77%	[21]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. Because the Fund holds primarily US large-cap equities, it benefited from this broader market environment.
• The Fund seeks to track the investment results (before fees and expenses) of the S&P 500® Index (the "Index").
• For the fiscal year ended August 31, 2026, Class R shares of the Fund returned 19.52%, which differed from the return of the Index, 20.38%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the health care sector.
Positions | Apple, Inc., an information technology company, and NVIDIA Corp., an information technology company.
What detracted from performance?
Sector Allocations | No sectors detracted from the Fund's performance.
Positions | Meta Platforms, Inc., a communication services company and Netflix, Inc., a communication services company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500 Index Fund (Class R)	19.52%	11.92%	14.47%
S&P 500® Index	20.38%	12.79%	15.37%

Performance Inception Date	Sep. 30, 2025
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,875,835,052
Holdings Count | Holding	510
Advisory Fees Paid, Amount	$ 4,637,906
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$4,875,835,052
Total number of portfolio holdings	510
Total advisory fees paid	$4,637,906
Portfolio turnover rate	3%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.84%
Apple, Inc.	6.83%
Microsoft Corp.	5.53%
Amazon.com, Inc.	3.73%
Alphabet, Inc., Class A	2.92%
Broadcom, Inc.	2.57%
Alphabet, Inc., Class C	2.32%
Meta Platforms, Inc., Class A	1.85%
Micron Technology, Inc.	1.59%
Tesla, Inc.	1.52%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.84%
Apple, Inc.	6.83%
Microsoft Corp.	5.53%
Amazon.com, Inc.	3.73%
Alphabet, Inc., Class A	2.92%
Broadcom, Inc.	2.57%
Alphabet, Inc., Class C	2.32%
Meta Platforms, Inc., Class A	1.85%
Micron Technology, Inc.	1.59%
Tesla, Inc.	1.52%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund revised its principal investment strategies and risks and corresponding fundamental investment policy to reflect that the Fund intends to be diversified in approximately the same proportion as the Index is diversified. The Fund may become "non-diversified," as defined in the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

Material Fund Change Strategies [Text Block]	The Fund revised its principal investment strategies and risks and corresponding fundamental investment policy to reflect that the Fund intends to be diversified in approximately the same proportion as the Index is diversified.
Material Fund Change Risks Change [Text Block]
The Fund revised its principal investment strategies and risks and corresponding fundamental investment policy to reflect that the Fund intends to be diversified in approximately the same proportion as the Index is diversified. The Fund may become "non-diversified," as defined in the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000084423 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 Index Fund
Class Name	Class Y
Trading Symbol	SPIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500 Index Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 Index Fund (Class Y)	$30	0.27%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. Because the Fund holds primarily US large-cap equities, it benefited from this broader market environment.
• The Fund seeks to track the investment results (before fees and expenses) of the S&P 500® Index (the "Index").
• For the fiscal year ended August 31, 2026, Class Y shares of the Fund returned 20.06%, which differed from the return of the Index, 20.38%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the health care sector.
Positions | Apple, Inc., an information technology company, and NVIDIA Corp., an information technology company.
What detracted from performance?
Sector Allocations | No sectors detracted from the Fund's performance.
Positions | Meta Platforms, Inc., a communication services company and Netflix, Inc., a communication services company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500 Index Fund (Class Y)	20.06%	12.46%	15.04%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,875,835,052
Holdings Count | Holding	510
Advisory Fees Paid, Amount	$ 4,637,906
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$4,875,835,052
Total number of portfolio holdings	510
Total advisory fees paid	$4,637,906
Portfolio turnover rate	3%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.84%
Apple, Inc.	6.83%
Microsoft Corp.	5.53%
Amazon.com, Inc.	3.73%
Alphabet, Inc., Class A	2.92%
Broadcom, Inc.	2.57%
Alphabet, Inc., Class C	2.32%
Meta Platforms, Inc., Class A	1.85%
Micron Technology, Inc.	1.59%
Tesla, Inc.	1.52%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.84%
Apple, Inc.	6.83%
Microsoft Corp.	5.53%
Amazon.com, Inc.	3.73%
Alphabet, Inc., Class A	2.92%
Broadcom, Inc.	2.57%
Alphabet, Inc., Class C	2.32%
Meta Platforms, Inc., Class A	1.85%
Micron Technology, Inc.	1.59%
Tesla, Inc.	1.52%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund revised its principal investment strategies and risks and corresponding fundamental investment policy to reflect that the Fund intends to be diversified in approximately the same proportion as the Index is diversified. The Fund may become "non-diversified," as defined in the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

Material Fund Change Strategies [Text Block]	The Fund revised its principal investment strategies and risks and corresponding fundamental investment policy to reflect that the Fund intends to be diversified in approximately the same proportion as the Index is diversified.
Material Fund Change Risks Change [Text Block]
The Fund revised its principal investment strategies and risks and corresponding fundamental investment policy to reflect that the Fund intends to be diversified in approximately the same proportion as the Index is diversified. The Fund may become "non-diversified," as defined in the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000188891 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 Index Fund
Class Name	Class R6
Trading Symbol	SPISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500 Index Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 Index Fund (Class R6)	$19	0.17%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. Because the Fund holds primarily US large-cap equities, it benefited from this broader market environment.
• The Fund seeks to track the investment results (before fees and expenses) of the S&P 500® Index (the "Index").
• For the fiscal year ended August 31, 2026, Class R6 shares of the Fund returned 20.17%, which differed from the return of the Index, 20.38%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the health care sector.
Positions | Apple, Inc., an information technology company, and NVIDIA Corp., an information technology company.
What detracted from performance?
Sector Allocations | No sectors detracted from the Fund's performance.
Positions | Meta Platforms, Inc., a communication services company and Netflix, Inc., a communication services company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500 Index Fund (Class R6)	20.17%	12.57%	15.10%
S&P 500® Index	20.38%	12.79%	15.37%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,875,835,052
Holdings Count | Holding	510
Advisory Fees Paid, Amount	$ 4,637,906
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$4,875,835,052
Total number of portfolio holdings	510
Total advisory fees paid	$4,637,906
Portfolio turnover rate	3%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.84%
Apple, Inc.	6.83%
Microsoft Corp.	5.53%
Amazon.com, Inc.	3.73%
Alphabet, Inc., Class A	2.92%
Broadcom, Inc.	2.57%
Alphabet, Inc., Class C	2.32%
Meta Platforms, Inc., Class A	1.85%
Micron Technology, Inc.	1.59%
Tesla, Inc.	1.52%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.84%
Apple, Inc.	6.83%
Microsoft Corp.	5.53%
Amazon.com, Inc.	3.73%
Alphabet, Inc., Class A	2.92%
Broadcom, Inc.	2.57%
Alphabet, Inc., Class C	2.32%
Meta Platforms, Inc., Class A	1.85%
Micron Technology, Inc.	1.59%
Tesla, Inc.	1.52%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund revised its principal investment strategies and risks and corresponding fundamental investment policy to reflect that the Fund intends to be diversified in approximately the same proportion as the Index is diversified. The Fund may become "non-diversified," as defined in the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

Material Fund Change Strategies [Text Block]	The Fund revised its principal investment strategies and risks and corresponding fundamental investment policy to reflect that the Fund intends to be diversified in approximately the same proportion as the Index is diversified.
Material Fund Change Risks Change [Text Block]
The Fund revised its principal investment strategies and risks and corresponding fundamental investment policy to reflect that the Fund intends to be diversified in approximately the same proportion as the Index is diversified. The Fund may become "non-diversified," as defined in the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000120781 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco American Franchise Fund
Class Name	Class R6
Trading Symbol	VAFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco American Franchise Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco American Franchise Fund (Class R6)	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, US large-cap growth equities generated positive returns, supported by continued investment in artificial intelligence (AI), strong corporate earnings growth and generally resilient economic activity. However, market performance was influenced by evolving expectations for monetary policy and inflation, which saw significant spikes in volatility during the US/Israel conflict in Iran. Overall, investors continued to focus on the earnings potential of companies viewed as beneficiaries of AI adoption and other long-term secular growth trends.
• For the fiscal year ended August 31, 2026, Class R6 shares of the Fund returned 7.69%. For the same time period, the Russell 1000® Growth Index (the “Benchmark”) returned 10.82%. The Fund underperformed the Benchmark due to a combination of portfolio allocation and stock selection. Key relative detractors included stock selection in the communication services, health care, financials and consumer discretionary sectors. Underweight exposures in the health care and information technology (IT) sectors, as well as overweight exposures in the industrials and financials sectors, also detracted. These results were partially offset by stock selection in the IT and industrials sectors, as well as overweight exposures in the energy, communication services and materials sectors.
What contributed to performance?
NVIDIA Corp. | NVIDIA is a market leader of semiconductor graphics processing units (GPUs) with sustainable demand to support the emerging AI industry. NVIDIA has approximately 90% market share with proprietary software that expands the capabilities of their GPUs. NVIDIA stock saw strong performance as AI-driven demand for their Blackwell GPUs, their most capable GPU to date, doubled revenues, grew profits and sealed cloud partnerships.
Alphabet Inc. Class A | Alphabet provides web-based search, advertisements, maps, software applications, mobile operating systems, consumer content, enterprise solutions, commerce and hardware products. Alphabet announced plans to sell tensor processing units (TPUs) to Meta (also a Fund holding) for its large-scale AI workloads, expanding Alphabet’s total addressable market and diversifying Meta’s reliance away from NVIDIA GPUs. The stock outperformed during the period as investors responded favorably to the company's continued leadership in search and digital advertising, accelerating growth in its cloud computing business and progress incorporating AI capabilities across its products and services.
Lam Research Corp. | Lam Research manufactures equipment used to produce advanced semiconductors. The stock was added to the portfolio during the reporting period and the shares benefited from enthusiasm around AI-driven chip demand, particularly increased spending on memory and leading-edge semiconductor manufacturing.
What detracted from performance?
Meta Platforms Inc. Class A | Meta operates a family of social media and digital communication platforms. The stock weakened in response to rising AI and metaverse investment costs, regulatory threats and slower advertising momentum, which pressured profits despite continued user engagement.
Netflix, Inc. | Netflix, a global streaming platform, and Paramount (not a Fund holding) were in a high stakes bidding war during the period, primarily for Warner Bros. Discovery (not a Fund holding). During this period, it was believed that antitrust review could take up to 18 months, which meant Netflix's stock price could react more to this uncertainty rather than the fundamental aspects of its business, such as growth in subscriptions, revenues and earnings. The investment team sold the position to focus on better risk/reward opportunities.
Microsoft Corp. | Microsoft shares were volatile during the first half of 2026, as investors weighed strong Azure cloud growth and expanding AI adoption against heavy spending on AI infrastructure. The investment team trimmed the holding to focus on better risk/return opportunities.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco American Franchise Fund (Class R6)	7.69%	8.79%	15.53%
Russell 1000® Growth Index	10.82%	11.88%	17.95%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 17,461,828,571
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 97,772,978
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$17,461,828,571
Total number of portfolio holdings	52
Total advisory fees paid	$97,772,978
Portfolio turnover rate	73%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.78%
Amazon.com, Inc.	6.61%
Alphabet, Inc., Class A	6.46%
Microsoft Corp.	6.35%
Apple, Inc.	4.13%
Lam Research Corp.	3.97%
Eli Lilly and Co.	3.05%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.04%
Advanced Micro Devices, Inc.	2.97%
Palo Alto Networks, Inc.	2.39%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.78%
Amazon.com, Inc.	6.61%
Alphabet, Inc., Class A	6.46%
Microsoft Corp.	6.35%
Apple, Inc.	4.13%
Lam Research Corp.	3.97%
Eli Lilly and Co.	3.05%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.04%
Advanced Micro Devices, Inc.	2.97%
Palo Alto Networks, Inc.	2.39%
* Excluding money market fund holdings, if any.

C000095845 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco American Franchise Fund
Class Name	Class R5
Trading Symbol	VAFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco American Franchise Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco American Franchise Fund (Class R5)	$71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, US large-cap growth equities generated positive returns, supported by continued investment in artificial intelligence (AI), strong corporate earnings growth and generally resilient economic activity. However, market performance was influenced by evolving expectations for monetary policy and inflation, which saw significant spikes in volatility during the US/Israel conflict in Iran. Overall, investors continued to focus on the earnings potential of companies viewed as beneficiaries of AI adoption and other long-term secular growth trends.
• For the fiscal year ended August 31, 2026, Class R5 shares of the Fund returned 7.64%. For the same time period, the Russell 1000® Growth Index (the “Benchmark”) returned 10.82%. The Fund underperformed the Benchmark due to a combination of portfolio allocation and stock selection. Key relative detractors included stock selection in the communication services, health care, financials and consumer discretionary sectors. Underweight exposures in the health care and information technology (IT) sectors, as well as overweight exposures in the industrials and financials sectors, also detracted. These results were partially offset by stock selection in the IT and industrials sectors, as well as overweight exposures in the energy, communication services and materials sectors.
What contributed to performance?
NVIDIA Corp. | NVIDIA is a market leader of semiconductor graphics processing units (GPUs) with sustainable demand to support the emerging AI industry. NVIDIA has approximately 90% market share with proprietary software that expands the capabilities of their GPUs. NVIDIA stock saw strong performance as AI-driven demand for their Blackwell GPUs, their most capable GPU to date, doubled revenues, grew profits and sealed cloud partnerships.
Alphabet Inc. Class A | Alphabet provides web-based search, advertisements, maps, software applications, mobile operating systems, consumer content, enterprise solutions, commerce and hardware products. Alphabet announced plans to sell tensor processing units (TPUs) to Meta (also a Fund holding) for its large-scale AI workloads, expanding Alphabet’s total addressable market and diversifying Meta’s reliance away from NVIDIA GPUs. The stock outperformed during the period as investors responded favorably to the company's continued leadership in search and digital advertising, accelerating growth in its cloud computing business and progress incorporating AI capabilities across its products and services.
Lam Research Corp. | Lam Research manufactures equipment used to produce advanced semiconductors. The stock was added to the portfolio during the reporting period and the shares benefited from enthusiasm around AI-driven chip demand, particularly increased spending on memory and leading-edge semiconductor manufacturing.
What detracted from performance?
Meta Platforms Inc. Class A | Meta operates a family of social media and digital communication platforms. The stock weakened in response to rising AI and metaverse investment costs, regulatory threats and slower advertising momentum, which pressured profits despite continued user engagement.
Netflix, Inc. | Netflix, a global streaming platform, and Paramount (not a Fund holding) were in a high stakes bidding war during the period, primarily for Warner Bros. Discovery (not a Fund holding). During this period, it was believed that antitrust review could take up to 18 months, which meant Netflix's stock price could react more to this uncertainty rather than the fundamental aspects of its business, such as growth in subscriptions, revenues and earnings. The investment team sold the position to focus on better risk/reward opportunities.
Microsoft Corp. | Microsoft shares were volatile during the first half of 2026, as investors weighed strong Azure cloud growth and expanding AI adoption against heavy spending on AI infrastructure. The investment team trimmed the holding to focus on better risk/return opportunities.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco American Franchise Fund (Class R5)	7.64%	8.71%	15.44%
Russell 1000® Growth Index	10.82%	11.88%	17.95%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 17,461,828,571
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 97,772,978
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$17,461,828,571
Total number of portfolio holdings	52
Total advisory fees paid	$97,772,978
Portfolio turnover rate	73%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.78%
Amazon.com, Inc.	6.61%
Alphabet, Inc., Class A	6.46%
Microsoft Corp.	6.35%
Apple, Inc.	4.13%
Lam Research Corp.	3.97%
Eli Lilly and Co.	3.05%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.04%
Advanced Micro Devices, Inc.	2.97%
Palo Alto Networks, Inc.	2.39%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.78%
Amazon.com, Inc.	6.61%
Alphabet, Inc., Class A	6.46%
Microsoft Corp.	6.35%
Apple, Inc.	4.13%
Lam Research Corp.	3.97%
Eli Lilly and Co.	3.05%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.04%
Advanced Micro Devices, Inc.	2.97%
Palo Alto Networks, Inc.	2.39%
* Excluding money market fund holdings, if any.

C000084427 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco American Franchise Fund
Class Name	Class Y
Trading Symbol	VAFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco American Franchise Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco American Franchise Fund (Class Y)	$71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, US large-cap growth equities generated positive returns, supported by continued investment in artificial intelligence (AI), strong corporate earnings growth and generally resilient economic activity. However, market performance was influenced by evolving expectations for monetary policy and inflation, which saw significant spikes in volatility during the US/Israel conflict in Iran. Overall, investors continued to focus on the earnings potential of companies viewed as beneficiaries of AI adoption and other long-term secular growth trends.
• For the fiscal year ended August 31, 2026, Class Y shares of the Fund returned 7.63%. For the same time period, the Russell 1000® Growth Index (the “Benchmark”) returned 10.82%. The Fund underperformed the Benchmark due to a combination of portfolio allocation and stock selection. Key relative detractors included stock selection in the communication services, health care, financials and consumer discretionary sectors. Underweight exposures in the health care and information technology (IT) sectors, as well as overweight exposures in the industrials and financials sectors, also detracted. These results were partially offset by stock selection in the IT and industrials sectors, as well as overweight exposures in the energy, communication services and materials sectors.
What contributed to performance?
NVIDIA Corp. | NVIDIA is a market leader of semiconductor graphics processing units (GPUs) with sustainable demand to support the emerging AI industry. NVIDIA has approximately 90% market share with proprietary software that expands the capabilities of their GPUs. NVIDIA stock saw strong performance as AI-driven demand for their Blackwell GPUs, their most capable GPU to date, doubled revenues, grew profits and sealed cloud partnerships.
Alphabet Inc. Class A | Alphabet provides web-based search, advertisements, maps, software applications, mobile operating systems, consumer content, enterprise solutions, commerce and hardware products. Alphabet announced plans to sell tensor processing units (TPUs) to Meta (also a Fund holding) for its large-scale AI workloads, expanding Alphabet’s total addressable market and diversifying Meta’s reliance away from NVIDIA GPUs. The stock outperformed during the period as investors responded favorably to the company's continued leadership in search and digital advertising, accelerating growth in its cloud computing business and progress incorporating AI capabilities across its products and services.
Lam Research Corp. | Lam Research manufactures equipment used to produce advanced semiconductors. The stock was added to the portfolio during the reporting period and the shares benefited from enthusiasm around AI-driven chip demand, particularly increased spending on memory and leading-edge semiconductor manufacturing.
What detracted from performance?
Meta Platforms Inc. Class A | Meta operates a family of social media and digital communication platforms. The stock weakened in response to rising AI and metaverse investment costs, regulatory threats and slower advertising momentum, which pressured profits despite continued user engagement.
Netflix, Inc. | Netflix, a global streaming platform, and Paramount (not a Fund holding) were in a high stakes bidding war during the period, primarily for Warner Bros. Discovery (not a Fund holding). During this period, it was believed that antitrust review could take up to 18 months, which meant Netflix's stock price could react more to this uncertainty rather than the fundamental aspects of its business, such as growth in subscriptions, revenues and earnings. The investment team sold the position to focus on better risk/reward opportunities.
Microsoft Corp. | Microsoft shares were volatile during the first half of 2026, as investors weighed strong Azure cloud growth and expanding AI adoption against heavy spending on AI infrastructure. The investment team trimmed the holding to focus on better risk/return opportunities.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco American Franchise Fund (Class Y)	7.63%	8.70%	15.41%
Russell 1000® Growth Index	10.82%	11.88%	17.95%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 17,461,828,571
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 97,772,978
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$17,461,828,571
Total number of portfolio holdings	52
Total advisory fees paid	$97,772,978
Portfolio turnover rate	73%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.78%
Amazon.com, Inc.	6.61%
Alphabet, Inc., Class A	6.46%
Microsoft Corp.	6.35%
Apple, Inc.	4.13%
Lam Research Corp.	3.97%
Eli Lilly and Co.	3.05%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.04%
Advanced Micro Devices, Inc.	2.97%
Palo Alto Networks, Inc.	2.39%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.78%
Amazon.com, Inc.	6.61%
Alphabet, Inc., Class A	6.46%
Microsoft Corp.	6.35%
Apple, Inc.	4.13%
Lam Research Corp.	3.97%
Eli Lilly and Co.	3.05%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.04%
Advanced Micro Devices, Inc.	2.97%
Palo Alto Networks, Inc.	2.39%
* Excluding money market fund holdings, if any.

C000095844 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco American Franchise Fund
Class Name	Class R
Trading Symbol	VAFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco American Franchise Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco American Franchise Fund (Class R)	$122	1.18%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, US large-cap growth equities generated positive returns, supported by continued investment in artificial intelligence (AI), strong corporate earnings growth and generally resilient economic activity. However, market performance was influenced by evolving expectations for monetary policy and inflation, which saw significant spikes in volatility during the US/Israel conflict in Iran. Overall, investors continued to focus on the earnings potential of companies viewed as beneficiaries of AI adoption and other long-term secular growth trends.
• For the fiscal year ended August 31, 2026, Class R shares of the Fund returned 7.10%. For the same time period, the Russell 1000® Growth Index (the “Benchmark”) returned 10.82%. The Fund underperformed the Benchmark due to a combination of portfolio allocation and stock selection. Key relative detractors included stock selection in the communication services, health care, financials and consumer discretionary sectors. Underweight exposures in the health care and information technology (IT) sectors, as well as overweight exposures in the industrials and financials sectors, also detracted. These results were partially offset by stock selection in the IT and industrials sectors, as well as overweight exposures in the energy, communication services and materials sectors.
What contributed to performance?
NVIDIA Corp. | NVIDIA is a market leader of semiconductor graphics processing units (GPUs) with sustainable demand to support the emerging AI industry. NVIDIA has approximately 90% market share with proprietary software that expands the capabilities of their GPUs. NVIDIA stock saw strong performance as AI-driven demand for their Blackwell GPUs, their most capable GPU to date, doubled revenues, grew profits and sealed cloud partnerships.
Alphabet Inc. Class A | Alphabet provides web-based search, advertisements, maps, software applications, mobile operating systems, consumer content, enterprise solutions, commerce and hardware products. Alphabet announced plans to sell tensor processing units (TPUs) to Meta (also a Fund holding) for its large-scale AI workloads, expanding Alphabet’s total addressable market and diversifying Meta’s reliance away from NVIDIA GPUs. The stock outperformed during the period as investors responded favorably to the company's continued leadership in search and digital advertising, accelerating growth in its cloud computing business and progress incorporating AI capabilities across its products and services.
Lam Research Corp. | Lam Research manufactures equipment used to produce advanced semiconductors. The stock was added to the portfolio during the reporting period and the shares benefited from enthusiasm around AI-driven chip demand, particularly increased spending on memory and leading-edge semiconductor manufacturing.
What detracted from performance?
Meta Platforms Inc. Class A | Meta operates a family of social media and digital communication platforms. The stock weakened in response to rising AI and metaverse investment costs, regulatory threats and slower advertising momentum, which pressured profits despite continued user engagement.
Netflix, Inc. | Netflix, a global streaming platform, and Paramount (not a Fund holding) were in a high stakes bidding war during the period, primarily for Warner Bros. Discovery (not a Fund holding). During this period, it was believed that antitrust review could take up to 18 months, which meant Netflix's stock price could react more to this uncertainty rather than the fundamental aspects of its business, such as growth in subscriptions, revenues and earnings. The investment team sold the position to focus on better risk/reward opportunities.
Microsoft Corp. | Microsoft shares were volatile during the first half of 2026, as investors weighed strong Azure cloud growth and expanding AI adoption against heavy spending on AI infrastructure. The investment team trimmed the holding to focus on better risk/return opportunities.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco American Franchise Fund (Class R)	7.10%	8.16%	14.83%
Russell 1000® Growth Index	10.82%	11.88%	17.95%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 17,461,828,571
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 97,772,978
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$17,461,828,571
Total number of portfolio holdings	52
Total advisory fees paid	$97,772,978
Portfolio turnover rate	73%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.78%
Amazon.com, Inc.	6.61%
Alphabet, Inc., Class A	6.46%
Microsoft Corp.	6.35%
Apple, Inc.	4.13%
Lam Research Corp.	3.97%
Eli Lilly and Co.	3.05%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.04%
Advanced Micro Devices, Inc.	2.97%
Palo Alto Networks, Inc.	2.39%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.78%
Amazon.com, Inc.	6.61%
Alphabet, Inc., Class A	6.46%
Microsoft Corp.	6.35%
Apple, Inc.	4.13%
Lam Research Corp.	3.97%
Eli Lilly and Co.	3.05%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.04%
Advanced Micro Devices, Inc.	2.97%
Palo Alto Networks, Inc.	2.39%
* Excluding money market fund holdings, if any.

C000084426 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco American Franchise Fund
Class Name	Class C
Trading Symbol	VAFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco American Franchise Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco American Franchise Fund (Class C)	$174	1.68%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, US large-cap growth equities generated positive returns, supported by continued investment in artificial intelligence (AI), strong corporate earnings growth and generally resilient economic activity. However, market performance was influenced by evolving expectations for monetary policy and inflation, which saw significant spikes in volatility during the US/Israel conflict in Iran. Overall, investors continued to focus on the earnings potential of companies viewed as beneficiaries of AI adoption and other long-term secular growth trends.
• For the fiscal year ended August 31, 2026, Class C shares of the Fund, excluding sales charge, returned 6.56%. For the same time period, the Russell 1000® Growth Index (the “Benchmark”) returned 10.82%. The Fund underperformed the Benchmark due to a combination of portfolio allocation and stock selection. Key relative detractors included stock selection in the communication services, health care, financials and consumer discretionary sectors. Underweight exposures in the health care and information technology (IT) sectors, as well as overweight exposures in the industrials and financials sectors, also detracted. These results were partially offset by stock selection in the IT and industrials sectors, as well as overweight exposures in the energy, communication services and materials sectors.
What contributed to performance?
NVIDIA Corp. | NVIDIA is a market leader of semiconductor graphics processing units (GPUs) with sustainable demand to support the emerging AI industry. NVIDIA has approximately 90% market share with proprietary software that expands the capabilities of their GPUs. NVIDIA stock saw strong performance as AI-driven demand for their Blackwell GPUs, their most capable GPU to date, doubled revenues, grew profits and sealed cloud partnerships.
Alphabet Inc. Class A | Alphabet provides web-based search, advertisements, maps, software applications, mobile operating systems, consumer content, enterprise solutions, commerce and hardware products. Alphabet announced plans to sell tensor processing units (TPUs) to Meta (also a Fund holding) for its large-scale AI workloads, expanding Alphabet’s total addressable market and diversifying Meta’s reliance away from NVIDIA GPUs. The stock outperformed during the period as investors responded favorably to the company's continued leadership in search and digital advertising, accelerating growth in its cloud computing business and progress incorporating AI capabilities across its products and services.
Lam Research Corp. | Lam Research manufactures equipment used to produce advanced semiconductors. The stock was added to the portfolio during the reporting period and the shares benefited from enthusiasm around AI-driven chip demand, particularly increased spending on memory and leading-edge semiconductor manufacturing.
What detracted from performance?
Meta Platforms Inc. Class A | Meta operates a family of social media and digital communication platforms. The stock weakened in response to rising AI and metaverse investment costs, regulatory threats and slower advertising momentum, which pressured profits despite continued user engagement.
Netflix, Inc. | Netflix, a global streaming platform, and Paramount (not a Fund holding) were in a high stakes bidding war during the period, primarily for Warner Bros. Discovery (not a Fund holding). During this period, it was believed that antitrust review could take up to 18 months, which meant Netflix's stock price could react more to this uncertainty rather than the fundamental aspects of its business, such as growth in subscriptions, revenues and earnings. The investment team sold the position to focus on better risk/reward opportunities.
Microsoft Corp. | Microsoft shares were volatile during the first half of 2026, as investors weighed strong Azure cloud growth and expanding AI adoption against heavy spending on AI infrastructure. The investment team trimmed the holding to focus on better risk/return opportunities.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco American Franchise Fund (Class C) —including sales charge	5.62%	7.61%	14.43%
Invesco American Franchise Fund (Class C) —excluding sales charge	6.56%	7.61%	14.43%
Russell 1000® Growth Index	10.82%	11.88%	17.95%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 17,461,828,571
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 97,772,978
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$17,461,828,571
Total number of portfolio holdings	52
Total advisory fees paid	$97,772,978
Portfolio turnover rate	73%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.78%
Amazon.com, Inc.	6.61%
Alphabet, Inc., Class A	6.46%
Microsoft Corp.	6.35%
Apple, Inc.	4.13%
Lam Research Corp.	3.97%
Eli Lilly and Co.	3.05%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.04%
Advanced Micro Devices, Inc.	2.97%
Palo Alto Networks, Inc.	2.39%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.78%
Amazon.com, Inc.	6.61%
Alphabet, Inc., Class A	6.46%
Microsoft Corp.	6.35%
Apple, Inc.	4.13%
Lam Research Corp.	3.97%
Eli Lilly and Co.	3.05%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.04%
Advanced Micro Devices, Inc.	2.97%
Palo Alto Networks, Inc.	2.39%
* Excluding money market fund holdings, if any.

C000084424 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco American Franchise Fund
Class Name	Class A
Trading Symbol	VAFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco American Franchise Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco American Franchise Fund (Class A)	$96	0.93%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, US large-cap growth equities generated positive returns, supported by continued investment in artificial intelligence (AI), strong corporate earnings growth and generally resilient economic activity. However, market performance was influenced by evolving expectations for monetary policy and inflation, which saw significant spikes in volatility during the US/Israel conflict in Iran. Overall, investors continued to focus on the earnings potential of companies viewed as beneficiaries of AI adoption and other long-term secular growth trends.
• For the fiscal year ended August 31, 2026, Class A shares of the Fund, excluding sales charge, returned 7.35%. For the same time period, the Russell 1000® Growth Index (the “Benchmark”) returned 10.82%. The Fund underperformed the Benchmark due to a combination of portfolio allocation and stock selection. Key relative detractors included stock selection in the communication services, health care, financials and consumer discretionary sectors. Underweight exposures in the health care and information technology (IT) sectors, as well as overweight exposures in the industrials and financials sectors, also detracted. These results were partially offset by stock selection in the IT and industrials sectors, as well as overweight exposures in the energy, communication services and materials sectors.
What contributed to performance?
NVIDIA Corp. | NVIDIA is a market leader of semiconductor graphics processing units (GPUs) with sustainable demand to support the emerging AI industry. NVIDIA has approximately 90% market share with proprietary software that expands the capabilities of their GPUs. NVIDIA stock saw strong performance as AI-driven demand for their Blackwell GPUs, their most capable GPU to date, doubled revenues, grew profits and sealed cloud partnerships.
Alphabet Inc. Class A | Alphabet provides web-based search, advertisements, maps, software applications, mobile operating systems, consumer content, enterprise solutions, commerce and hardware products. Alphabet announced plans to sell tensor processing units (TPUs) to Meta (also a Fund holding) for its large-scale AI workloads, expanding Alphabet’s total addressable market and diversifying Meta’s reliance away from NVIDIA GPUs. The stock outperformed during the period as investors responded favorably to the company's continued leadership in search and digital advertising, accelerating growth in its cloud computing business and progress incorporating AI capabilities across its products and services.
Lam Research Corp. | Lam Research manufactures equipment used to produce advanced semiconductors. The stock was added to the portfolio during the reporting period and the shares benefited from enthusiasm around AI-driven chip demand, particularly increased spending on memory and leading-edge semiconductor manufacturing.
What detracted from performance?
Meta Platforms Inc. Class A | Meta operates a family of social media and digital communication platforms. The stock weakened in response to rising AI and metaverse investment costs, regulatory threats and slower advertising momentum, which pressured profits despite continued user engagement.
Netflix, Inc. | Netflix, a global streaming platform, and Paramount (not a Fund holding) were in a high stakes bidding war during the period, primarily for Warner Bros. Discovery (not a Fund holding). During this period, it was believed that antitrust review could take up to 18 months, which meant Netflix's stock price could react more to this uncertainty rather than the fundamental aspects of its business, such as growth in subscriptions, revenues and earnings. The investment team sold the position to focus on better risk/reward opportunities.
Microsoft Corp. | Microsoft shares were volatile during the first half of 2026, as investors weighed strong Azure cloud growth and expanding AI adoption against heavy spending on AI infrastructure. The investment team trimmed the holding to focus on better risk/return opportunities.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco American Franchise Fund (Class A) —including sales charge	1.41%	7.21%	14.46%
Invesco American Franchise Fund (Class A) —excluding sales charge	7.35%	8.43%	15.11%
Russell 1000® Growth Index	10.82%	11.88%	17.95%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 17,461,828,571
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 97,772,978
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$17,461,828,571
Total number of portfolio holdings	52
Total advisory fees paid	$97,772,978
Portfolio turnover rate	73%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.78%
Amazon.com, Inc.	6.61%
Alphabet, Inc., Class A	6.46%
Microsoft Corp.	6.35%
Apple, Inc.	4.13%
Lam Research Corp.	3.97%
Eli Lilly and Co.	3.05%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.04%
Advanced Micro Devices, Inc.	2.97%
Palo Alto Networks, Inc.	2.39%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.78%
Amazon.com, Inc.	6.61%
Alphabet, Inc., Class A	6.46%
Microsoft Corp.	6.35%
Apple, Inc.	4.13%
Lam Research Corp.	3.97%
Eli Lilly and Co.	3.05%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.04%
Advanced Micro Devices, Inc.	2.97%
Palo Alto Networks, Inc.	2.39%
* Excluding money market fund holdings, if any.

C000160735 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration High Yield Municipal Fund
Class Name	Class A
Trading Symbol	ISHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Duration High Yield Municipal Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Duration High Yield Municipal Fund (Class A)	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, despite heightened market volatility, the municipal bond market saw positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended August 31, 2026, Class A shares of the Fund, excluding sales charge, returned 5.07%. For the same time period, the Custom Invesco Short Duration High Yield Municipal Index (the “Benchmark”) returned 4.83%.
What contributed to relative performance?
• During the fiscal year, security selection among bonds in the industrial development revenue/pollution control revenue (IDR / PCR) and the tax-supported sector contributed to the Fund’s performance relative to the Benchmark. Security selection among AA-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in California contributed to relative performance.
What detracted from relative performance?
• Sector allocation among bonds in the healthcare sector detracted from the Fund’s performance relative to the Benchmark during the fiscal year. Underweight exposure among non-rated bonds also detracted from relative performance.‡
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. Non-Rated or NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select 'Understanding Credit Ratings' under Rating Resources 'About Ratings' on the homepage; https://ratings.moodys.io/ratings and select 'Understanding Ratings' on the homepage; www.fitchratings.com and select 'Ratings Definitions Criteria' under 'Resources' on the homepage. Then select 'Rating Definitions' under 'Resources' on the 'Contents' menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Duration High Yield Municipal Fund (Class A) —including sales charge	2.41%	0.74%	2.11%
Invesco Short Duration High Yield Municipal Fund (Class A) —excluding sales charge	5.07%	1.24%	2.37%
Custom Invesco Short Duration High Yield Municipal Index	4.83%	1.54%	2.85%
S&P Municipal Bond High Yield Index	6.64%	1.36%	3.62%
S&P Municipal Bond Index	4.16%	0.79%	2.01%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,571,415,806
Holdings Count | Holding	760
Advisory Fees Paid, Amount	$ 5,880,984
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,571,415,806
Total number of portfolio holdings	760
Total advisory fees paid	$5,880,984
Portfolio turnover rate	28%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2023 D, VRD RB, 3.00%, 05/15/2053	1.27%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.03%
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	0.92%
Indiana (State of) Finance Authority, Series 2025, Ref. RB, 5.00%, 11/15/2043	0.86%
Mission Economic Development Corp. (Natgasoline), Series 2018, Ref. RB, 4.63%, 10/01/2026	0.73%
Connecticut (State of) (Transportation Infrastructure), Series 2025, Ref. RB, 5.00%, 07/01/2045	0.67%
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children's Medical Center), Series 2025, RB, 5.25%, 12/01/2049	0.65%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.64%
PEFA Inc. (Gas), Series 2019, RB, 5.00%, 09/01/2026	0.64%
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024, Ref. VRD RB, 3.00%, 11/15/2054	0.64%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2023 D, VRD RB, 3.00%, 05/15/2053	1.27%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.03%
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	0.92%
Indiana (State of) Finance Authority, Series 2025, Ref. RB, 5.00%, 11/15/2043	0.86%
Mission Economic Development Corp. (Natgasoline), Series 2018, Ref. RB, 4.63%, 10/01/2026	0.73%
Connecticut (State of) (Transportation Infrastructure), Series 2025, Ref. RB, 5.00%, 07/01/2045	0.67%
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children's Medical Center), Series 2025, RB, 5.25%, 12/01/2049	0.65%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.64%
PEFA Inc. (Gas), Series 2019, RB, 5.00%, 09/01/2026	0.64%
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024, Ref. VRD RB, 3.00%, 11/15/2054	0.64%

C000160736 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration High Yield Municipal Fund
Class Name	Class C
Trading Symbol	ISHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Duration High Yield Municipal Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Duration High Yield Municipal Fund (Class C)	$163	1.60%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, despite heightened market volatility, the municipal bond market saw positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended August 31, 2026, Class C shares of the Fund, excluding sales charge, returned 4.18%. For the same time period, the Custom Invesco Short Duration High Yield Municipal Index (the “Benchmark”) returned 4.83%.
What contributed to relative performance?
• During the fiscal year, security selection among bonds in the industrial development revenue/pollution control revenue (IDR / PCR) and the tax-supported sector contributed to the Fund’s performance relative to the Benchmark. Security selection among AA-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in California contributed to relative performance.
What detracted from relative performance?
• Sector allocation among bonds in the healthcare sector detracted from the Fund’s performance relative to the Benchmark during the fiscal year. Underweight exposure among non-rated bonds also detracted from relative performance.‡
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. Non-Rated or NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select 'Understanding Credit Ratings' under Rating Resources 'About Ratings' on the homepage; https://ratings.moodys.io/ratings and select 'Understanding Ratings' on the homepage; www.fitchratings.com and select 'Ratings Definitions Criteria' under 'Resources' on the homepage. Then select 'Rating Definitions' under 'Resources' on the 'Contents' menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Duration High Yield Municipal Fund (Class C) —including sales charge	3.18%	0.48%	1.76%
Invesco Short Duration High Yield Municipal Fund (Class C) —excluding sales charge	4.18%	0.48%	1.76%
Custom Invesco Short Duration High Yield Municipal Index	4.83%	1.54%	2.85%
S&P Municipal Bond High Yield Index	6.64%	1.36%	3.62%
S&P Municipal Bond Index	4.16%	0.79%	2.01%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,571,415,806
Holdings Count | Holding	760
Advisory Fees Paid, Amount	$ 5,880,984
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,571,415,806
Total number of portfolio holdings	760
Total advisory fees paid	$5,880,984
Portfolio turnover rate	28%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2023 D, VRD RB, 3.00%, 05/15/2053	1.27%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.03%
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	0.92%
Indiana (State of) Finance Authority, Series 2025, Ref. RB, 5.00%, 11/15/2043	0.86%
Mission Economic Development Corp. (Natgasoline), Series 2018, Ref. RB, 4.63%, 10/01/2026	0.73%
Connecticut (State of) (Transportation Infrastructure), Series 2025, Ref. RB, 5.00%, 07/01/2045	0.67%
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children's Medical Center), Series 2025, RB, 5.25%, 12/01/2049	0.65%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.64%
PEFA Inc. (Gas), Series 2019, RB, 5.00%, 09/01/2026	0.64%
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024, Ref. VRD RB, 3.00%, 11/15/2054	0.64%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2023 D, VRD RB, 3.00%, 05/15/2053	1.27%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.03%
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	0.92%
Indiana (State of) Finance Authority, Series 2025, Ref. RB, 5.00%, 11/15/2043	0.86%
Mission Economic Development Corp. (Natgasoline), Series 2018, Ref. RB, 4.63%, 10/01/2026	0.73%
Connecticut (State of) (Transportation Infrastructure), Series 2025, Ref. RB, 5.00%, 07/01/2045	0.67%
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children's Medical Center), Series 2025, RB, 5.25%, 12/01/2049	0.65%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.64%
PEFA Inc. (Gas), Series 2019, RB, 5.00%, 09/01/2026	0.64%
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024, Ref. VRD RB, 3.00%, 11/15/2054	0.64%

C000160737 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration High Yield Municipal Fund
Class Name	Class Y
Trading Symbol	ISHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Duration High Yield Municipal Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Duration High Yield Municipal Fund (Class Y)	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, despite heightened market volatility, the municipal bond market saw positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended August 31, 2026, Class Y shares of the Fund returned 5.33%. For the same time period, the Custom Invesco Short Duration High Yield Municipal Index (the “Benchmark”) returned 4.83%.
What contributed to relative performance?
• During the fiscal year, security selection among bonds in the industrial development revenue/pollution control revenue (IDR / PCR) and the tax-supported sector contributed to the Fund’s performance relative to the Benchmark. Security selection among AA-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in California contributed to relative performance.
What detracted from relative performance?
• Sector allocation among bonds in the healthcare sector detracted from the Fund’s performance relative to the Benchmark during the fiscal year. Underweight exposure among non-rated bonds also detracted from relative performance.‡
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. Non-Rated or NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select 'Understanding Credit Ratings' under Rating Resources 'About Ratings' on the homepage; https://ratings.moodys.io/ratings and select 'Understanding Ratings' on the homepage; www.fitchratings.com and select 'Ratings Definitions Criteria' under 'Resources' on the homepage. Then select 'Rating Definitions' under 'Resources' on the 'Contents' menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Duration High Yield Municipal Fund (Class Y)	5.33%	1.49%	2.61%
Custom Invesco Short Duration High Yield Municipal Index	4.83%	1.54%	2.85%
S&P Municipal Bond High Yield Index	6.64%	1.36%	3.62%
S&P Municipal Bond Index	4.16%	0.79%	2.01%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,571,415,806
Holdings Count | Holding	760
Advisory Fees Paid, Amount	$ 5,880,984
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,571,415,806
Total number of portfolio holdings	760
Total advisory fees paid	$5,880,984
Portfolio turnover rate	28%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2023 D, VRD RB, 3.00%, 05/15/2053	1.27%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.03%
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	0.92%
Indiana (State of) Finance Authority, Series 2025, Ref. RB, 5.00%, 11/15/2043	0.86%
Mission Economic Development Corp. (Natgasoline), Series 2018, Ref. RB, 4.63%, 10/01/2026	0.73%
Connecticut (State of) (Transportation Infrastructure), Series 2025, Ref. RB, 5.00%, 07/01/2045	0.67%
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children's Medical Center), Series 2025, RB, 5.25%, 12/01/2049	0.65%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.64%
PEFA Inc. (Gas), Series 2019, RB, 5.00%, 09/01/2026	0.64%
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024, Ref. VRD RB, 3.00%, 11/15/2054	0.64%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2023 D, VRD RB, 3.00%, 05/15/2053	1.27%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.03%
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	0.92%
Indiana (State of) Finance Authority, Series 2025, Ref. RB, 5.00%, 11/15/2043	0.86%
Mission Economic Development Corp. (Natgasoline), Series 2018, Ref. RB, 4.63%, 10/01/2026	0.73%
Connecticut (State of) (Transportation Infrastructure), Series 2025, Ref. RB, 5.00%, 07/01/2045	0.67%
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children's Medical Center), Series 2025, RB, 5.25%, 12/01/2049	0.65%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.64%
PEFA Inc. (Gas), Series 2019, RB, 5.00%, 09/01/2026	0.64%
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024, Ref. VRD RB, 3.00%, 11/15/2054	0.64%

C000160738 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration High Yield Municipal Fund
Class Name	Class R5
Trading Symbol	ISHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Duration High Yield Municipal Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Duration High Yield Municipal Fund (Class R5)	$55	0.54%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, despite heightened market volatility, the municipal bond market saw positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended August 31, 2026, Class R5 shares of the Fund returned 5.39%. For the same time period, the Custom Invesco Short Duration High Yield Municipal Index (the “Benchmark”) returned 4.83%.
What contributed to relative performance?
• During the fiscal year, security selection among bonds in the industrial development revenue/pollution control revenue (IDR / PCR) and the tax-supported sector contributed to the Fund’s performance relative to the Benchmark. Security selection among AA-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in California contributed to relative performance.
What detracted from relative performance?
• Sector allocation among bonds in the healthcare sector detracted from the Fund’s performance relative to the Benchmark during the fiscal year. Underweight exposure among non-rated bonds also detracted from relative performance.‡
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. Non-Rated or NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select 'Understanding Credit Ratings' under Rating Resources 'About Ratings' on the homepage; https://ratings.moodys.io/ratings and select 'Understanding Ratings' on the homepage; www.fitchratings.com and select 'Ratings Definitions Criteria' under 'Resources' on the homepage. Then select 'Rating Definitions' under 'Resources' on the 'Contents' menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Duration High Yield Municipal Fund (Class R5)	5.39%	1.64%	2.72%
Custom Invesco Short Duration High Yield Municipal Index	4.83%	1.54%	2.85%
S&P Municipal Bond High Yield Index	6.64%	1.36%	3.62%
S&P Municipal Bond Index	4.16%	0.79%	2.01%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,571,415,806
Holdings Count | Holding	760
Advisory Fees Paid, Amount	$ 5,880,984
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,571,415,806
Total number of portfolio holdings	760
Total advisory fees paid	$5,880,984
Portfolio turnover rate	28%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2023 D, VRD RB, 3.00%, 05/15/2053	1.27%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.03%
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	0.92%
Indiana (State of) Finance Authority, Series 2025, Ref. RB, 5.00%, 11/15/2043	0.86%
Mission Economic Development Corp. (Natgasoline), Series 2018, Ref. RB, 4.63%, 10/01/2026	0.73%
Connecticut (State of) (Transportation Infrastructure), Series 2025, Ref. RB, 5.00%, 07/01/2045	0.67%
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children's Medical Center), Series 2025, RB, 5.25%, 12/01/2049	0.65%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.64%
PEFA Inc. (Gas), Series 2019, RB, 5.00%, 09/01/2026	0.64%
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024, Ref. VRD RB, 3.00%, 11/15/2054	0.64%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2023 D, VRD RB, 3.00%, 05/15/2053	1.27%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.03%
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	0.92%
Indiana (State of) Finance Authority, Series 2025, Ref. RB, 5.00%, 11/15/2043	0.86%
Mission Economic Development Corp. (Natgasoline), Series 2018, Ref. RB, 4.63%, 10/01/2026	0.73%
Connecticut (State of) (Transportation Infrastructure), Series 2025, Ref. RB, 5.00%, 07/01/2045	0.67%
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children's Medical Center), Series 2025, RB, 5.25%, 12/01/2049	0.65%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.64%
PEFA Inc. (Gas), Series 2019, RB, 5.00%, 09/01/2026	0.64%
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024, Ref. VRD RB, 3.00%, 11/15/2054	0.64%

C000188892 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration High Yield Municipal Fund
Class Name	Class R6
Trading Symbol	ISHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Duration High Yield Municipal Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Duration High Yield Municipal Fund (Class R6)	$55	0.54%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, despite heightened market volatility, the municipal bond market saw positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended August 31, 2026, Class R6 shares of the Fund returned 5.28%. For the same time period, the Custom Invesco Short Duration High Yield Municipal Index (the “Benchmark”) returned 4.83%.
What contributed to relative performance?
• During the fiscal year, security selection among bonds in the industrial development revenue/pollution control revenue (IDR / PCR) and the tax-supported sector contributed to the Fund’s performance relative to the Benchmark. Security selection among AA-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in California contributed to relative performance.
What detracted from relative performance?
• Sector allocation among bonds in the healthcare sector detracted from the Fund’s performance relative to the Benchmark during the fiscal year. Underweight exposure among non-rated bonds also detracted from relative performance.‡
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. Non-Rated or NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select 'Understanding Credit Ratings' under Rating Resources 'About Ratings' on the homepage; https://ratings.moodys.io/ratings and select 'Understanding Ratings' on the homepage; www.fitchratings.com and select 'Ratings Definitions Criteria' under 'Resources' on the homepage. Then select 'Rating Definitions' under 'Resources' on the 'Contents' menu.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Duration High Yield Municipal Fund (Class R6)	5.28%	1.55%	2.64%
Custom Invesco Short Duration High Yield Municipal Index	4.83%	1.54%	2.85%
S&P Municipal Bond High Yield Index	6.64%	1.36%	3.62%
S&P Municipal Bond Index	4.16%	0.79%	2.01%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,571,415,806
Holdings Count | Holding	760
Advisory Fees Paid, Amount	$ 5,880,984
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,571,415,806
Total number of portfolio holdings	760
Total advisory fees paid	$5,880,984
Portfolio turnover rate	28%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2023 D, VRD RB, 3.00%, 05/15/2053	1.27%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.03%
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	0.92%
Indiana (State of) Finance Authority, Series 2025, Ref. RB, 5.00%, 11/15/2043	0.86%
Mission Economic Development Corp. (Natgasoline), Series 2018, Ref. RB, 4.63%, 10/01/2026	0.73%
Connecticut (State of) (Transportation Infrastructure), Series 2025, Ref. RB, 5.00%, 07/01/2045	0.67%
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children's Medical Center), Series 2025, RB, 5.25%, 12/01/2049	0.65%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.64%
PEFA Inc. (Gas), Series 2019, RB, 5.00%, 09/01/2026	0.64%
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024, Ref. VRD RB, 3.00%, 11/15/2054	0.64%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2023 D, VRD RB, 3.00%, 05/15/2053	1.27%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.03%
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	0.92%
Indiana (State of) Finance Authority, Series 2025, Ref. RB, 5.00%, 11/15/2043	0.86%
Mission Economic Development Corp. (Natgasoline), Series 2018, Ref. RB, 4.63%, 10/01/2026	0.73%
Connecticut (State of) (Transportation Infrastructure), Series 2025, Ref. RB, 5.00%, 07/01/2045	0.67%
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children's Medical Center), Series 2025, RB, 5.25%, 12/01/2049	0.65%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.64%
PEFA Inc. (Gas), Series 2019, RB, 5.00%, 09/01/2026	0.64%
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024, Ref. VRD RB, 3.00%, 11/15/2054	0.64%

C000209155 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Municipal Fund
Class Name	Class R6
Trading Symbol	STMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Term Municipal Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Term Municipal Fund (Class R6)	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, despite heightened market volatility, the municipal bond market saw positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended August 31, 2026, Class R6 shares of the Fund returned 2.61%. For the same time period, the S&P Municipal Bond Short Index (the “Benchmark”) returned 2.15%.
What contributed to relative performance?
• During the fiscal year, security selection among state and local general obligation bonds contributed to the Fund's performance relative to the Benchmark. Security selection among higher coupon bonds (5.00%-5.49% specifically) also added to relative performance. On a state level, security selection among bonds domiciled in New Hampshire contributed to relative performance.
What detracted from relative performance?
• Security selection among tobacco settlement bonds detracted from the Fund's performance relative to the Benchmark during the fiscal year. Security selection among zero coupon bonds also detracted from relative performance. On a state level, bonds domiciled in Puerto Rico detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Term Municipal Fund (Class R6)	2.61%	2.15%	2.04%
S&P Municipal Bond Short Index	2.15%	1.76%	1.68%
S&P Municipal Bond Index	4.16%	0.79%	2.01%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,625,321,822
Holdings Count | Holding	639
Advisory Fees Paid, Amount	$ 6,263,768
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,625,321,822
Total number of portfolio holdings	639
Total advisory fees paid	$6,263,768
Portfolio turnover rate	42%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
PEFA Inc. (Gas), Series 2019, RB, 5.00%, 09/01/2026	1.21%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.17%
Dallas (City of), TX Area Rapid Transit, Series 2016 B, Ref. RB, 5.00%, 12/01/2033	1.05%
Kentucky (Commonwealth of) Public Energy Authority, Series 2025 A, Ref. RB, 5.25%, 12/01/2029	1.04%
Michigan (State of) Building Authority (Facilities Program), Series 2023 I-M, VRD RB, 1.86%, 04/15/2058	1.00%
New York (City of), NY, Series 2021-3, VRD GO Bonds, 2.20%, 04/01/2042	0.98%
Michigan (State of) Housing Development Authority, Series 2022 B, VRD RB, 1.67%, 04/01/2062	0.92%
Board of Regents of the University of Texas System, Series 2026 B-1, VRD RB, 1.72%, 08/01/2056	0.86%
Miami-Dade (County of), FL Expressway Authority, Series 2010 A, RB, 5.00%, 07/01/2040	0.85%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.81%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
PEFA Inc. (Gas), Series 2019, RB, 5.00%, 09/01/2026	1.21%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.17%
Dallas (City of), TX Area Rapid Transit, Series 2016 B, Ref. RB, 5.00%, 12/01/2033	1.05%
Kentucky (Commonwealth of) Public Energy Authority, Series 2025 A, Ref. RB, 5.25%, 12/01/2029	1.04%
Michigan (State of) Building Authority (Facilities Program), Series 2023 I-M, VRD RB, 1.86%, 04/15/2058	1.00%
New York (City of), NY, Series 2021-3, VRD GO Bonds, 2.20%, 04/01/2042	0.98%
Michigan (State of) Housing Development Authority, Series 2022 B, VRD RB, 1.67%, 04/01/2062	0.92%
Board of Regents of the University of Texas System, Series 2026 B-1, VRD RB, 1.72%, 08/01/2056	0.86%
Miami-Dade (County of), FL Expressway Authority, Series 2010 A, RB, 5.00%, 07/01/2040	0.85%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.81%

C000209154 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Municipal Fund
Class Name	Class Y
Trading Symbol	ORSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Term Municipal Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Term Municipal Fund (Class Y)	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, despite heightened market volatility, the municipal bond market saw positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended August 31, 2026, Class Y shares of the Fund returned 2.54%. For the same time period, the S&P Municipal Bond Short Index (the “Benchmark”) returned 2.15%.
What contributed to relative performance?
• During the fiscal year, security selection among state and local general obligation bonds contributed to the Fund's performance relative to the Benchmark. Security selection among higher coupon bonds (5.00%-5.49% specifically) also added to relative performance. On a state level, security selection among bonds domiciled in New Hampshire contributed to relative performance.
What detracted from relative performance?
• Security selection among tobacco settlement bonds detracted from the Fund's performance relative to the Benchmark during the fiscal year. Security selection among zero coupon bonds also detracted from relative performance. On a state level, bonds domiciled in Puerto Rico detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Term Municipal Fund (Class Y)	2.54%	2.08%	2.04%
S&P Municipal Bond Short Index	2.15%	1.76%	1.68%
S&P Municipal Bond Index	4.16%	0.79%	2.01%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,625,321,822
Holdings Count | Holding	639
Advisory Fees Paid, Amount	$ 6,263,768
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,625,321,822
Total number of portfolio holdings	639
Total advisory fees paid	$6,263,768
Portfolio turnover rate	42%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
PEFA Inc. (Gas), Series 2019, RB, 5.00%, 09/01/2026	1.21%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.17%
Dallas (City of), TX Area Rapid Transit, Series 2016 B, Ref. RB, 5.00%, 12/01/2033	1.05%
Kentucky (Commonwealth of) Public Energy Authority, Series 2025 A, Ref. RB, 5.25%, 12/01/2029	1.04%
Michigan (State of) Building Authority (Facilities Program), Series 2023 I-M, VRD RB, 1.86%, 04/15/2058	1.00%
New York (City of), NY, Series 2021-3, VRD GO Bonds, 2.20%, 04/01/2042	0.98%
Michigan (State of) Housing Development Authority, Series 2022 B, VRD RB, 1.67%, 04/01/2062	0.92%
Board of Regents of the University of Texas System, Series 2026 B-1, VRD RB, 1.72%, 08/01/2056	0.86%
Miami-Dade (County of), FL Expressway Authority, Series 2010 A, RB, 5.00%, 07/01/2040	0.85%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.81%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
PEFA Inc. (Gas), Series 2019, RB, 5.00%, 09/01/2026	1.21%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.17%
Dallas (City of), TX Area Rapid Transit, Series 2016 B, Ref. RB, 5.00%, 12/01/2033	1.05%
Kentucky (Commonwealth of) Public Energy Authority, Series 2025 A, Ref. RB, 5.25%, 12/01/2029	1.04%
Michigan (State of) Building Authority (Facilities Program), Series 2023 I-M, VRD RB, 1.86%, 04/15/2058	1.00%
New York (City of), NY, Series 2021-3, VRD GO Bonds, 2.20%, 04/01/2042	0.98%
Michigan (State of) Housing Development Authority, Series 2022 B, VRD RB, 1.67%, 04/01/2062	0.92%
Board of Regents of the University of Texas System, Series 2026 B-1, VRD RB, 1.72%, 08/01/2056	0.86%
Miami-Dade (County of), FL Expressway Authority, Series 2010 A, RB, 5.00%, 07/01/2040	0.85%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.81%

C000209156 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Municipal Fund
Class Name	Class A
Trading Symbol	ORSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Term Municipal Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Term Municipal Fund (Class A)	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, despite heightened market volatility, the municipal bond market saw positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended August 31, 2026, Class A shares of the Fund returned 2.28%. For the same time period, the S&P Municipal Bond Short Index (the “Benchmark”) returned 2.15%.
What contributed to relative performance?
• During the fiscal year, security selection among state and local general obligation bonds contributed to the Fund's performance relative to the Benchmark. Security selection among higher coupon bonds (5.00%-5.49% specifically) also added to relative performance. On a state level, security selection among bonds domiciled in New Hampshire contributed to relative performance.
What detracted from relative performance?
• Security selection among tobacco settlement bonds detracted from the Fund's performance relative to the Benchmark during the fiscal year. Security selection among zero coupon bonds also detracted from relative performance. On a state level, bonds domiciled in Puerto Rico detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Short Term Municipal Fund (Class A)	2.28%	1.88%	1.78%
S&P Municipal Bond Short Index	2.15%	1.76%	1.68%
S&P Municipal Bond Index	4.16%	0.79%	2.01%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,625,321,822
Holdings Count | Holding	639
Advisory Fees Paid, Amount	$ 6,263,768
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,625,321,822
Total number of portfolio holdings	639
Total advisory fees paid	$6,263,768
Portfolio turnover rate	42%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
PEFA Inc. (Gas), Series 2019, RB, 5.00%, 09/01/2026	1.21%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.17%
Dallas (City of), TX Area Rapid Transit, Series 2016 B, Ref. RB, 5.00%, 12/01/2033	1.05%
Kentucky (Commonwealth of) Public Energy Authority, Series 2025 A, Ref. RB, 5.25%, 12/01/2029	1.04%
Michigan (State of) Building Authority (Facilities Program), Series 2023 I-M, VRD RB, 1.86%, 04/15/2058	1.00%
New York (City of), NY, Series 2021-3, VRD GO Bonds, 2.20%, 04/01/2042	0.98%
Michigan (State of) Housing Development Authority, Series 2022 B, VRD RB, 1.67%, 04/01/2062	0.92%
Board of Regents of the University of Texas System, Series 2026 B-1, VRD RB, 1.72%, 08/01/2056	0.86%
Miami-Dade (County of), FL Expressway Authority, Series 2010 A, RB, 5.00%, 07/01/2040	0.85%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.81%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
PEFA Inc. (Gas), Series 2019, RB, 5.00%, 09/01/2026	1.21%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.17%
Dallas (City of), TX Area Rapid Transit, Series 2016 B, Ref. RB, 5.00%, 12/01/2033	1.05%
Kentucky (Commonwealth of) Public Energy Authority, Series 2025 A, Ref. RB, 5.25%, 12/01/2029	1.04%
Michigan (State of) Building Authority (Facilities Program), Series 2023 I-M, VRD RB, 1.86%, 04/15/2058	1.00%
New York (City of), NY, Series 2021-3, VRD GO Bonds, 2.20%, 04/01/2042	0.98%
Michigan (State of) Housing Development Authority, Series 2022 B, VRD RB, 1.67%, 04/01/2062	0.92%
Board of Regents of the University of Texas System, Series 2026 B-1, VRD RB, 1.72%, 08/01/2056	0.86%
Miami-Dade (County of), FL Expressway Authority, Series 2010 A, RB, 5.00%, 07/01/2040	0.85%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.81%

C000209161 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Senior Floating Rate Fund
Class Name	Class A
Trading Symbol	OOSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Senior Floating Rate Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Senior Floating Rate Fund (Class A)	$112	1.10%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.10%	[22]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, senior loans benefited from elevated income levels, generally resilient credit fundamentals, relatively low default activity, and favorable supply-demand dynamics within the leveraged loan market. The Fund holds the vast majority of its portfolio in senior loans and benefited from this broader market environment.
• For the fiscal year ended August 31, 2026, Class A shares of the Fund, excluding sales charge, returned 3.09%. For the same time period, the JP Morgan Leveraged Loan Index (the "Benchmark") returned 5.11%.
What contributed to relative performance?
• Relative to the Benchmark, on a credit rating basis, the Non-Rated (NR) credit ratings‡ category (those issues that do not have a rating for a number of reasons) acted as the largest contributor, while on a sector basis, the energy, metals and mining and telecommunications sectors acted as the largest contributors.
• Relative to the Benchmark, on an individual issuer basis, McDermott International, Ltd., Tribune Resources LLC, and ACNR Holdings, Inc. were the largest contributors.
What detracted from relative performance?
• Relative to the Benchmark, on a credit rating basis, individual credit selections within the B credit ratings‡ category acted as the largest detractor, while on a sector basis, the healthcare, chemicals and paper and packaging sectors acted as the largest detractors.
• Relative to the Benchmark, on an individual issuer basis, NewLife Forest Restoration LLC, MedAssets Software Intermediate Holdings, Inc. (no longer held at fiscal-year end) and Ascend Performance Materials Operations LLC were the largest detractors.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), such as Standard & Poor's, Fitch Ratings, or Moody's Ratings, of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. "Non-Rated (NR)" indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Senior Floating Rate Fund (Class A) —including sales charge	-0.44%	4.80%	3.61%
Invesco Senior Floating Rate Fund (Class A) —excluding sales charge	3.09%	5.50%	3.96%
JP Morgan Leveraged Loan Index	5.11%	6.57%	5.69%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,444,133,895
Holdings Count | Holding	531
Advisory Fees Paid, Amount	$ 16,126,519
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$2,444,133,895
Total number of portfolio holdings	531
Total advisory fees paid	$16,126,519
Portfolio turnover rate	40%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.80%
Monitronics International, Inc.	1.03%
Crown Finance US, Inc., First Lien Term Loan, 8.15%, 12/02/2031	0.85%
Monitronics International, Inc., DIP Term Loan A, 11.49%, 06/30/2028	0.82%
McDermott International, Ltd.	0.77%
Empire Today LLC	0.74%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan B, 5.98%, 04/20/2028	0.73%
Cerba (Chrome Bidco), Term Loan B, 6.25%, 06/30/2028	0.71%
SFR-Numericable (YPSO, Altice France), Term Loan B-12, 8.82%, 10/30/2028	0.69%
GI Revelation Acquisition LLC, Term Loan B-4, 7.19%, 05/12/2028	0.67%
* Excluding money market fund holdings, if any.
Credit quality ratings breakdown**
(% of total investments)
BBB-	1.0%
BB+	2.4%
BB	5.1%
BB-	6.8%
B+	14.0%
B	30.1%
B-	13.0%
CCC+	5.5%
CCC	2.6%
CCC-	1.3%
NR	8.7%
Equity	9.5%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.80%
Monitronics International, Inc.	1.03%
Crown Finance US, Inc., First Lien Term Loan, 8.15%, 12/02/2031	0.85%
Monitronics International, Inc., DIP Term Loan A, 11.49%, 06/30/2028	0.82%
McDermott International, Ltd.	0.77%
Empire Today LLC	0.74%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan B, 5.98%, 04/20/2028	0.73%
Cerba (Chrome Bidco), Term Loan B, 6.25%, 06/30/2028	0.71%
SFR-Numericable (YPSO, Altice France), Term Loan B-12, 8.82%, 10/30/2028	0.69%
GI Revelation Acquisition LLC, Term Loan B-4, 7.19%, 05/12/2028	0.67%
* Excluding money market fund holdings, if any.

C000209162 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Senior Floating Rate Fund
Class Name	Class C
Trading Symbol	OOSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Senior Floating Rate Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Senior Floating Rate Fund (Class C)	$187	1.85%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.85%	[23]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, senior loans benefited from elevated income levels, generally resilient credit fundamentals, relatively low default activity, and favorable supply-demand dynamics within the leveraged loan market. The Fund holds the vast majority of its portfolio in senior loans and benefited from this broader market environment.
• For the fiscal year ended August 31, 2026, Class C shares of the Fund, excluding sales charge, returned 2.16%. For the same time period, the JP Morgan Leveraged Loan Index (the "Benchmark") returned 5.11%.
What contributed to relative performance?
• Relative to the Benchmark, on a credit rating basis, the Non-Rated (NR) credit ratings‡ category (those issues that do not have a rating for a number of reasons) acted as the largest contributor, while on a sector basis, the energy, metals and mining and telecommunications sectors acted as the largest contributors.
• Relative to the Benchmark, on an individual issuer basis, McDermott International, Ltd., Tribune Resources LLC, and ACNR Holdings, Inc. were the largest contributors.
What detracted from relative performance?
• Relative to the Benchmark, on a credit rating basis, individual credit selections within the B credit ratings‡ category acted as the largest detractor, while on a sector basis, the healthcare, chemicals and paper and packaging sectors acted as the largest detractors.
• Relative to the Benchmark, on an individual issuer basis, NewLife Forest Restoration LLC, MedAssets Software Intermediate Holdings, Inc. (no longer held at fiscal-year end) and Ascend Performance Materials Operations LLC were the largest detractors.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), such as Standard & Poor's, Fitch Ratings, or Moody's Ratings, of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. "Non-Rated (NR)" indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Senior Floating Rate Fund (Class C) —including sales charge	1.21%	4.69%	3.33%
Invesco Senior Floating Rate Fund (Class C) —excluding sales charge	2.16%	4.69%	3.33%
JP Morgan Leveraged Loan Index	5.11%	6.57%	5.69%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,444,133,895
Holdings Count | Holding	531
Advisory Fees Paid, Amount	$ 16,126,519
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$2,444,133,895
Total number of portfolio holdings	531
Total advisory fees paid	$16,126,519
Portfolio turnover rate	40%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.80%
Monitronics International, Inc.	1.03%
Crown Finance US, Inc., First Lien Term Loan, 8.15%, 12/02/2031	0.85%
Monitronics International, Inc., DIP Term Loan A, 11.49%, 06/30/2028	0.82%
McDermott International, Ltd.	0.77%
Empire Today LLC	0.74%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan B, 5.98%, 04/20/2028	0.73%
Cerba (Chrome Bidco), Term Loan B, 6.25%, 06/30/2028	0.71%
SFR-Numericable (YPSO, Altice France), Term Loan B-12, 8.82%, 10/30/2028	0.69%
GI Revelation Acquisition LLC, Term Loan B-4, 7.19%, 05/12/2028	0.67%
* Excluding money market fund holdings, if any.
Credit quality ratings breakdown**
(% of total investments)
BBB-	1.0%
BB+	2.4%
BB	5.1%
BB-	6.8%
B+	14.0%
B	30.1%
B-	13.0%
CCC+	5.5%
CCC	2.6%
CCC-	1.3%
NR	8.7%
Equity	9.5%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.80%
Monitronics International, Inc.	1.03%
Crown Finance US, Inc., First Lien Term Loan, 8.15%, 12/02/2031	0.85%
Monitronics International, Inc., DIP Term Loan A, 11.49%, 06/30/2028	0.82%
McDermott International, Ltd.	0.77%
Empire Today LLC	0.74%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan B, 5.98%, 04/20/2028	0.73%
Cerba (Chrome Bidco), Term Loan B, 6.25%, 06/30/2028	0.71%
SFR-Numericable (YPSO, Altice France), Term Loan B-12, 8.82%, 10/30/2028	0.69%
GI Revelation Acquisition LLC, Term Loan B-4, 7.19%, 05/12/2028	0.67%
* Excluding money market fund holdings, if any.

C000209160 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Senior Floating Rate Fund
Class Name	Class R
Trading Symbol	OOSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Senior Floating Rate Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Senior Floating Rate Fund (Class R)	$137	1.35%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.35%	[24]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, senior loans benefited from elevated income levels, generally resilient credit fundamentals, relatively low default activity, and favorable supply-demand dynamics within the leveraged loan market. The Fund holds the vast majority of its portfolio in senior loans and benefited from this broader market environment.
• For the fiscal year ended August 31, 2026, Class R shares of the Fund returned 2.83%. For the same time period, the JP Morgan Leveraged Loan Index (the "Benchmark") returned 5.11%.
What contributed to relative performance?
• Relative to the Benchmark, on a credit rating basis, the Non-Rated (NR) credit ratings‡ category (those issues that do not have a rating for a number of reasons) acted as the largest contributor, while on a sector basis, the energy, metals and mining and telecommunications sectors acted as the largest contributors.
• Relative to the Benchmark, on an individual issuer basis, McDermott International, Ltd., Tribune Resources LLC, and ACNR Holdings, Inc. were the largest contributors.
What detracted from relative performance?
• Relative to the Benchmark, on a credit rating basis, individual credit selections within the B credit ratings‡ category acted as the largest detractor, while on a sector basis, the healthcare, chemicals and paper and packaging sectors acted as the largest detractors.
• Relative to the Benchmark, on an individual issuer basis, NewLife Forest Restoration LLC, MedAssets Software Intermediate Holdings, Inc. (no longer held at fiscal-year end) and Ascend Performance Materials Operations LLC were the largest detractors.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), such as Standard & Poor's, Fitch Ratings, or Moody's Ratings, of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. "Non-Rated (NR)" indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Senior Floating Rate Fund (Class R)	2.83%	5.27%	3.71%
JP Morgan Leveraged Loan Index	5.11%	6.57%	5.69%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,444,133,895
Holdings Count | Holding	531
Advisory Fees Paid, Amount	$ 16,126,519
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$2,444,133,895
Total number of portfolio holdings	531
Total advisory fees paid	$16,126,519
Portfolio turnover rate	40%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.80%
Monitronics International, Inc.	1.03%
Crown Finance US, Inc., First Lien Term Loan, 8.15%, 12/02/2031	0.85%
Monitronics International, Inc., DIP Term Loan A, 11.49%, 06/30/2028	0.82%
McDermott International, Ltd.	0.77%
Empire Today LLC	0.74%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan B, 5.98%, 04/20/2028	0.73%
Cerba (Chrome Bidco), Term Loan B, 6.25%, 06/30/2028	0.71%
SFR-Numericable (YPSO, Altice France), Term Loan B-12, 8.82%, 10/30/2028	0.69%
GI Revelation Acquisition LLC, Term Loan B-4, 7.19%, 05/12/2028	0.67%
* Excluding money market fund holdings, if any.
Credit quality ratings breakdown**
(% of total investments)
BBB-	1.0%
BB+	2.4%
BB	5.1%
BB-	6.8%
B+	14.0%
B	30.1%
B-	13.0%
CCC+	5.5%
CCC	2.6%
CCC-	1.3%
NR	8.7%
Equity	9.5%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.80%
Monitronics International, Inc.	1.03%
Crown Finance US, Inc., First Lien Term Loan, 8.15%, 12/02/2031	0.85%
Monitronics International, Inc., DIP Term Loan A, 11.49%, 06/30/2028	0.82%
McDermott International, Ltd.	0.77%
Empire Today LLC	0.74%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan B, 5.98%, 04/20/2028	0.73%
Cerba (Chrome Bidco), Term Loan B, 6.25%, 06/30/2028	0.71%
SFR-Numericable (YPSO, Altice France), Term Loan B-12, 8.82%, 10/30/2028	0.69%
GI Revelation Acquisition LLC, Term Loan B-4, 7.19%, 05/12/2028	0.67%
* Excluding money market fund holdings, if any.

C000209159 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Senior Floating Rate Fund
Class Name	Class Y
Trading Symbol	OOSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Senior Floating Rate Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Senior Floating Rate Fund (Class Y)	$86	0.85%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%	[25]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, senior loans benefited from elevated income levels, generally resilient credit fundamentals, relatively low default activity, and favorable supply-demand dynamics within the leveraged loan market. The Fund holds the vast majority of its portfolio in senior loans and benefited from this broader market environment.
• For the fiscal year ended August 31, 2026, Class Y shares of the Fund returned 3.34%. For the same time period, the JP Morgan Leveraged Loan Index (the "Benchmark") returned 5.11%.
What contributed to relative performance?
• Relative to the Benchmark, on a credit rating basis, the Non-Rated (NR) credit ratings‡ category (those issues that do not have a rating for a number of reasons) acted as the largest contributor, while on a sector basis, the energy, metals and mining and telecommunications sectors acted as the largest contributors.
• Relative to the Benchmark, on an individual issuer basis, McDermott International, Ltd., Tribune Resources LLC, and ACNR Holdings, Inc. were the largest contributors.
What detracted from relative performance?
• Relative to the Benchmark, on a credit rating basis, individual credit selections within the B credit ratings‡ category acted as the largest detractor, while on a sector basis, the healthcare, chemicals and paper and packaging sectors acted as the largest detractors.
• Relative to the Benchmark, on an individual issuer basis, NewLife Forest Restoration LLC, MedAssets Software Intermediate Holdings, Inc. (no longer held at fiscal-year end) and Ascend Performance Materials Operations LLC were the largest detractors.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), such as Standard & Poor's, Fitch Ratings, or Moody's Ratings, of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. "Non-Rated (NR)" indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Senior Floating Rate Fund (Class Y)	3.34%	5.79%	4.23%
JP Morgan Leveraged Loan Index	5.11%	6.57%	5.69%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,444,133,895
Holdings Count | Holding	531
Advisory Fees Paid, Amount	$ 16,126,519
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$2,444,133,895
Total number of portfolio holdings	531
Total advisory fees paid	$16,126,519
Portfolio turnover rate	40%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.80%
Monitronics International, Inc.	1.03%
Crown Finance US, Inc., First Lien Term Loan, 8.15%, 12/02/2031	0.85%
Monitronics International, Inc., DIP Term Loan A, 11.49%, 06/30/2028	0.82%
McDermott International, Ltd.	0.77%
Empire Today LLC	0.74%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan B, 5.98%, 04/20/2028	0.73%
Cerba (Chrome Bidco), Term Loan B, 6.25%, 06/30/2028	0.71%
SFR-Numericable (YPSO, Altice France), Term Loan B-12, 8.82%, 10/30/2028	0.69%
GI Revelation Acquisition LLC, Term Loan B-4, 7.19%, 05/12/2028	0.67%
* Excluding money market fund holdings, if any.
Credit quality ratings breakdown**
(% of total investments)
BBB-	1.0%
BB+	2.4%
BB	5.1%
BB-	6.8%
B+	14.0%
B	30.1%
B-	13.0%
CCC+	5.5%
CCC	2.6%
CCC-	1.3%
NR	8.7%
Equity	9.5%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.80%
Monitronics International, Inc.	1.03%
Crown Finance US, Inc., First Lien Term Loan, 8.15%, 12/02/2031	0.85%
Monitronics International, Inc., DIP Term Loan A, 11.49%, 06/30/2028	0.82%
McDermott International, Ltd.	0.77%
Empire Today LLC	0.74%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan B, 5.98%, 04/20/2028	0.73%
Cerba (Chrome Bidco), Term Loan B, 6.25%, 06/30/2028	0.71%
SFR-Numericable (YPSO, Altice France), Term Loan B-12, 8.82%, 10/30/2028	0.69%
GI Revelation Acquisition LLC, Term Loan B-4, 7.19%, 05/12/2028	0.67%
* Excluding money market fund holdings, if any.

C000209158 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Senior Floating Rate Fund
Class Name	Class R5
Trading Symbol	SFRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Senior Floating Rate Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Senior Floating Rate Fund (Class R5)	$78	0.77%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.77%	[26]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, senior loans benefited from elevated income levels, generally resilient credit fundamentals, relatively low default activity, and favorable supply-demand dynamics within the leveraged loan market. The Fund holds the vast majority of its portfolio in senior loans and benefited from this broader market environment.
• For the fiscal year ended August 31, 2026, Class R5 shares of the Fund returned 3.44%. For the same time period, the JP Morgan Leveraged Loan Index (the "Benchmark") returned 5.11%.
What contributed to relative performance?
• Relative to the Benchmark, on a credit rating basis, the Non-Rated (NR) credit ratings‡ category (those issues that do not have a rating for a number of reasons) acted as the largest contributor, while on a sector basis, the energy, metals and mining and telecommunications sectors acted as the largest contributors.
• Relative to the Benchmark, on an individual issuer basis, McDermott International, Ltd., Tribune Resources LLC, and ACNR Holdings, Inc. were the largest contributors.
What detracted from relative performance?
• Relative to the Benchmark, on a credit rating basis, individual credit selections within the B credit ratings‡ category acted as the largest detractor, while on a sector basis, the healthcare, chemicals and paper and packaging sectors acted as the largest detractors.
• Relative to the Benchmark, on an individual issuer basis, NewLife Forest Restoration LLC, MedAssets Software Intermediate Holdings, Inc. (no longer held at fiscal-year end) and Ascend Performance Materials Operations LLC were the largest detractors.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), such as Standard & Poor's, Fitch Ratings, or Moody's Ratings, of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. "Non-Rated (NR)" indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Senior Floating Rate Fund (Class R5)	3.44%	5.84%	4.19%
JP Morgan Leveraged Loan Index	5.11%	6.57%	5.69%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,444,133,895
Holdings Count | Holding	531
Advisory Fees Paid, Amount	$ 16,126,519
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$2,444,133,895
Total number of portfolio holdings	531
Total advisory fees paid	$16,126,519
Portfolio turnover rate	40%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.80%
Monitronics International, Inc.	1.03%
Crown Finance US, Inc., First Lien Term Loan, 8.15%, 12/02/2031	0.85%
Monitronics International, Inc., DIP Term Loan A, 11.49%, 06/30/2028	0.82%
McDermott International, Ltd.	0.77%
Empire Today LLC	0.74%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan B, 5.98%, 04/20/2028	0.73%
Cerba (Chrome Bidco), Term Loan B, 6.25%, 06/30/2028	0.71%
SFR-Numericable (YPSO, Altice France), Term Loan B-12, 8.82%, 10/30/2028	0.69%
GI Revelation Acquisition LLC, Term Loan B-4, 7.19%, 05/12/2028	0.67%
* Excluding money market fund holdings, if any.
Credit quality ratings breakdown**
(% of total investments)
BBB-	1.0%
BB+	2.4%
BB	5.1%
BB-	6.8%
B+	14.0%
B	30.1%
B-	13.0%
CCC+	5.5%
CCC	2.6%
CCC-	1.3%
NR	8.7%
Equity	9.5%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.80%
Monitronics International, Inc.	1.03%
Crown Finance US, Inc., First Lien Term Loan, 8.15%, 12/02/2031	0.85%
Monitronics International, Inc., DIP Term Loan A, 11.49%, 06/30/2028	0.82%
McDermott International, Ltd.	0.77%
Empire Today LLC	0.74%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan B, 5.98%, 04/20/2028	0.73%
Cerba (Chrome Bidco), Term Loan B, 6.25%, 06/30/2028	0.71%
SFR-Numericable (YPSO, Altice France), Term Loan B-12, 8.82%, 10/30/2028	0.69%
GI Revelation Acquisition LLC, Term Loan B-4, 7.19%, 05/12/2028	0.67%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective January 1, 2026, the expense limitation for Class R5 shares changed from 0.78% to 0.73% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2026.

Material Fund Change Expenses [Text Block]
Effective January 1, 2026, the expense limitation for Class R5 shares changed from 0.78% to 0.73% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209157 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Senior Floating Rate Fund
Class Name	Class R6
Trading Symbol	OOSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Senior Floating Rate Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Senior Floating Rate Fund (Class R6)	$77	0.76%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, senior loans benefited from elevated income levels, generally resilient credit fundamentals, relatively low default activity, and favorable supply-demand dynamics within the leveraged loan market. The Fund holds the vast majority of its portfolio in senior loans and benefited from this broader market environment.
• For the fiscal year ended August 31, 2026, Class R6 shares of the Fund returned 3.44%. For the same time period, the JP Morgan Leveraged Loan Index (the "Benchmark") returned 5.11%.
What contributed to relative performance?
• Relative to the Benchmark, on a credit rating basis, the Non-Rated (NR) credit ratings‡ category (those issues that do not have a rating for a number of reasons) acted as the largest contributor, while on a sector basis, the energy, metals and mining and telecommunications sectors acted as the largest contributors.
• Relative to the Benchmark, on an individual issuer basis, McDermott International, Ltd., Tribune Resources LLC, and ACNR Holdings, Inc. were the largest contributors.
What detracted from relative performance?
• Relative to the Benchmark, on a credit rating basis, individual credit selections within the B credit ratings‡ category acted as the largest detractor, while on a sector basis, the healthcare, chemicals and paper and packaging sectors acted as the largest detractors.
• Relative to the Benchmark, on an individual issuer basis, NewLife Forest Restoration LLC, MedAssets Software Intermediate Holdings, Inc. (no longer held at fiscal-year end) and Ascend Performance Materials Operations LLC were the largest detractors.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), such as Standard & Poor's, Fitch Ratings, or Moody's Ratings, of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. "Non-Rated (NR)" indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit spglobal.com, fitchratings.com and ratings.moodys.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Senior Floating Rate Fund (Class R6)	3.44%	5.88%	4.33%
JP Morgan Leveraged Loan Index	5.11%	6.57%	5.69%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,444,133,895
Holdings Count | Holding	531
Advisory Fees Paid, Amount	$ 16,126,519
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$2,444,133,895
Total number of portfolio holdings	531
Total advisory fees paid	$16,126,519
Portfolio turnover rate	40%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.80%
Monitronics International, Inc.	1.03%
Crown Finance US, Inc., First Lien Term Loan, 8.15%, 12/02/2031	0.85%
Monitronics International, Inc., DIP Term Loan A, 11.49%, 06/30/2028	0.82%
McDermott International, Ltd.	0.77%
Empire Today LLC	0.74%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan B, 5.98%, 04/20/2028	0.73%
Cerba (Chrome Bidco), Term Loan B, 6.25%, 06/30/2028	0.71%
SFR-Numericable (YPSO, Altice France), Term Loan B-12, 8.82%, 10/30/2028	0.69%
GI Revelation Acquisition LLC, Term Loan B-4, 7.19%, 05/12/2028	0.67%
* Excluding money market fund holdings, if any.
Credit quality ratings breakdown**
(% of total investments)
BBB-	1.0%
BB+	2.4%
BB	5.1%
BB-	6.8%
B+	14.0%
B	30.1%
B-	13.0%
CCC+	5.5%
CCC	2.6%
CCC-	1.3%
NR	8.7%
Equity	9.5%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

Credit Quality Explanation [Text Block]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.80%
Monitronics International, Inc.	1.03%
Crown Finance US, Inc., First Lien Term Loan, 8.15%, 12/02/2031	0.85%
Monitronics International, Inc., DIP Term Loan A, 11.49%, 06/30/2028	0.82%
McDermott International, Ltd.	0.77%
Empire Today LLC	0.74%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan B, 5.98%, 04/20/2028	0.73%
Cerba (Chrome Bidco), Term Loan B, 6.25%, 06/30/2028	0.71%
SFR-Numericable (YPSO, Altice France), Term Loan B-12, 8.82%, 10/30/2028	0.69%
GI Revelation Acquisition LLC, Term Loan B-4, 7.19%, 05/12/2028	0.67%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective January 1, 2026, the expense limitation for Class R6 shares changed from 0.78% to 0.69% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2026.

Material Fund Change Expenses [Text Block]
Effective January 1, 2026, the expense limitation for Class R6 shares changed from 0.78% to 0.69% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209173 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Large Cap Fund
Class Name	Class R6
Trading Symbol	OPTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Discovery Large Cap Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Large Cap Fund (Class R6)	$65	0.62%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, US large-cap growth equities generated positive returns, supported by continued investment in artificial intelligence (AI), strong corporate earnings growth and generally resilient economic activity. However, market performance was influenced by evolving expectations for monetary policy and inflation, which saw significant spikes in volatility during the US/Israel conflict in Iran. Overall, investors continued to focus on the earnings potential of companies viewed as beneficiaries of AI adoption and other long-term secular growth trends.
• For the fiscal year ended August 31, 2026, Class R6 shares of the Fund returned 9.86%. For the same time period, the Russell 1000® Growth Index (the “Benchmark”) returned 10.82%. The Fund underperformed its Benchmark mainly as a result of stock selection in the communication services and health care sectors. Strong stock selection in the information technology and industrials sectors partially offset these results.
What contributed to performance?
NVIDIA Corp. | NVIDIA is a market leader of semiconductor graphics processing units (GPUs) with sustainable demand to support the emerging AI industry. NVIDIA has approximately 90% market share with proprietary software that expands the capabilities of their GPUs. NVIDIA stock saw strong performance as AI-driven demand for their Blackwell GPUs, their most capable GPU to date, doubled revenues, grew profits and sealed cloud partnerships.
Alphabet, Inc. Class A | Alphabet provides web-based search, advertisements, maps, software applications, mobile operating systems, consumer content, enterprise solutions, commerce and hardware products. Alphabet announced plans to sell tensor processing units (TPUs) to Meta (also a Fund holding) for its large-scale AI workloads, expanding Alphabet’s total addressable market and diversifying Meta’s reliance away from NVIDIA GPUs. The stock outperformed during the period as investors responded favorably to the company's continued leadership in search and digital advertising, accelerating growth in its cloud computing business and progress incorporating AI capabilities across its products and services.
Lam Research Corp. | Lam Research manufactures equipment used to produce advanced semiconductors. The stock was added to the portfolio during the reporting period and the shares benefited from enthusiasm around AI-driven chip demand, particularly increased spending on memory and leading-edge semiconductor manufacturing.
What detracted from performance?
Meta Platforms, Inc. Class A | Meta operates a family of social media and digital communication platforms. The stock weakened in response to rising AI and metaverse investment costs, regulatory threats and slower advertising momentum, which pressured profits despite continued user engagement.
Microsoft Corp. | Microsoft shares were volatile during the first half of 2026, as investors weighed strong Azure cloud growth and expanding AI adoption against heavy spending on AI infrastructure. The investment team trimmed the holding in favor of better risk/return opportunities.
Netflix, Inc. | Netflix, a global streaming platform, and Paramount (not a Fund holding) were in a high stakes bidding war, primarily for Warner Bros. Discovery (not a Fund holding). At the time, it was believed that antitrust review could take up to 18 months, which meant Netflix would be in limbo during that time. The investment team sold the position to focus on better risk/reward opportunities.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Large Cap Fund (Class R6)	9.86%	8.96%	15.32%
Russell 1000® Growth Index	10.82%	11.88%	17.95%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 5,976,189,319
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 34,442,702
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$5,976,189,319
Total number of portfolio holdings	60
Total advisory fees paid	$34,442,702
Portfolio turnover rate	79%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.85%
Amazon.com, Inc.	6.55%
Microsoft Corp.	6.35%
Alphabet, Inc., Class C	6.29%
Apple, Inc.	4.10%
Lam Research Corp.	3.77%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.03%
Advanced Micro Devices, Inc.	3.00%
Eli Lilly and Co.	2.57%
Quanta Services, Inc.	2.46%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.85%
Amazon.com, Inc.	6.55%
Microsoft Corp.	6.35%
Alphabet, Inc., Class C	6.29%
Apple, Inc.	4.10%
Lam Research Corp.	3.77%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.03%
Advanced Micro Devices, Inc.	3.00%
Eli Lilly and Co.	2.57%
Quanta Services, Inc.	2.46%
* Excluding money market fund holdings, if any.

C000209172 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Large Cap Fund
Class Name	Class R5
Trading Symbol	CPTUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Discovery Large Cap Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Large Cap Fund (Class R5)	$65	0.62%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, US large-cap growth equities generated positive returns, supported by continued investment in artificial intelligence (AI), strong corporate earnings growth and generally resilient economic activity. However, market performance was influenced by evolving expectations for monetary policy and inflation, which saw significant spikes in volatility during the US/Israel conflict in Iran. Overall, investors continued to focus on the earnings potential of companies viewed as beneficiaries of AI adoption and other long-term secular growth trends.
• For the fiscal year ended August 31, 2026, Class R5 shares of the Fund returned 9.85%. For the same time period, the Russell 1000® Growth Index (the “Benchmark”) returned 10.82%. The Fund underperformed its Benchmark mainly as a result of stock selection in the communication services and health care sectors. Strong stock selection in the information technology and industrials sectors partially offset these results.
What contributed to performance?
NVIDIA Corp. | NVIDIA is a market leader of semiconductor graphics processing units (GPUs) with sustainable demand to support the emerging AI industry. NVIDIA has approximately 90% market share with proprietary software that expands the capabilities of their GPUs. NVIDIA stock saw strong performance as AI-driven demand for their Blackwell GPUs, their most capable GPU to date, doubled revenues, grew profits and sealed cloud partnerships.
Alphabet, Inc. Class A | Alphabet provides web-based search, advertisements, maps, software applications, mobile operating systems, consumer content, enterprise solutions, commerce and hardware products. Alphabet announced plans to sell tensor processing units (TPUs) to Meta (also a Fund holding) for its large-scale AI workloads, expanding Alphabet’s total addressable market and diversifying Meta’s reliance away from NVIDIA GPUs. The stock outperformed during the period as investors responded favorably to the company's continued leadership in search and digital advertising, accelerating growth in its cloud computing business and progress incorporating AI capabilities across its products and services.
Lam Research Corp. | Lam Research manufactures equipment used to produce advanced semiconductors. The stock was added to the portfolio during the reporting period and the shares benefited from enthusiasm around AI-driven chip demand, particularly increased spending on memory and leading-edge semiconductor manufacturing.
What detracted from performance?
Meta Platforms, Inc. Class A | Meta operates a family of social media and digital communication platforms. The stock weakened in response to rising AI and metaverse investment costs, regulatory threats and slower advertising momentum, which pressured profits despite continued user engagement.
Microsoft Corp. | Microsoft shares were volatile during the first half of 2026, as investors weighed strong Azure cloud growth and expanding AI adoption against heavy spending on AI infrastructure. The investment team trimmed the holding in favor of better risk/return opportunities.
Netflix, Inc. | Netflix, a global streaming platform, and Paramount (not a Fund holding) were in a high stakes bidding war, primarily for Warner Bros. Discovery (not a Fund holding). At the time, it was believed that antitrust review could take up to 18 months, which meant Netflix would be in limbo during that time. The investment team sold the position to focus on better risk/reward opportunities.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Large Cap Fund (Class R5)	9.85%	8.90%	15.12%
Russell 1000® Growth Index	10.82%	11.88%	17.95%
S&P 500® Index	20.38%	12.79%	15.37%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 5,976,189,319
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 34,442,702
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$5,976,189,319
Total number of portfolio holdings	60
Total advisory fees paid	$34,442,702
Portfolio turnover rate	79%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.85%
Amazon.com, Inc.	6.55%
Microsoft Corp.	6.35%
Alphabet, Inc., Class C	6.29%
Apple, Inc.	4.10%
Lam Research Corp.	3.77%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.03%
Advanced Micro Devices, Inc.	3.00%
Eli Lilly and Co.	2.57%
Quanta Services, Inc.	2.46%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.85%
Amazon.com, Inc.	6.55%
Microsoft Corp.	6.35%
Alphabet, Inc., Class C	6.29%
Apple, Inc.	4.10%
Lam Research Corp.	3.77%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.03%
Advanced Micro Devices, Inc.	3.00%
Eli Lilly and Co.	2.57%
Quanta Services, Inc.	2.46%
* Excluding money market fund holdings, if any.

C000209171 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Large Cap Fund
Class Name	Class Y
Trading Symbol	OTCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Discovery Large Cap Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Large Cap Fund (Class Y)	$71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, US large-cap growth equities generated positive returns, supported by continued investment in artificial intelligence (AI), strong corporate earnings growth and generally resilient economic activity. However, market performance was influenced by evolving expectations for monetary policy and inflation, which saw significant spikes in volatility during the US/Israel conflict in Iran. Overall, investors continued to focus on the earnings potential of companies viewed as beneficiaries of AI adoption and other long-term secular growth trends.
• For the fiscal year ended August 31, 2026, Class Y shares of the Fund returned 9.78%. For the same time period, the Russell 1000® Growth Index (the “Benchmark”) returned 10.82%. The Fund underperformed its Benchmark mainly as a result of stock selection in the communication services and health care sectors. Strong stock selection in the information technology and industrials sectors partially offset these results.
What contributed to performance?
NVIDIA Corp. | NVIDIA is a market leader of semiconductor graphics processing units (GPUs) with sustainable demand to support the emerging AI industry. NVIDIA has approximately 90% market share with proprietary software that expands the capabilities of their GPUs. NVIDIA stock saw strong performance as AI-driven demand for their Blackwell GPUs, their most capable GPU to date, doubled revenues, grew profits and sealed cloud partnerships.
Alphabet, Inc. Class A | Alphabet provides web-based search, advertisements, maps, software applications, mobile operating systems, consumer content, enterprise solutions, commerce and hardware products. Alphabet announced plans to sell tensor processing units (TPUs) to Meta (also a Fund holding) for its large-scale AI workloads, expanding Alphabet’s total addressable market and diversifying Meta’s reliance away from NVIDIA GPUs. The stock outperformed during the period as investors responded favorably to the company's continued leadership in search and digital advertising, accelerating growth in its cloud computing business and progress incorporating AI capabilities across its products and services.
Lam Research Corp. | Lam Research manufactures equipment used to produce advanced semiconductors. The stock was added to the portfolio during the reporting period and the shares benefited from enthusiasm around AI-driven chip demand, particularly increased spending on memory and leading-edge semiconductor manufacturing.
What detracted from performance?
Meta Platforms, Inc. Class A | Meta operates a family of social media and digital communication platforms. The stock weakened in response to rising AI and metaverse investment costs, regulatory threats and slower advertising momentum, which pressured profits despite continued user engagement.
Microsoft Corp. | Microsoft shares were volatile during the first half of 2026, as investors weighed strong Azure cloud growth and expanding AI adoption against heavy spending on AI infrastructure. The investment team trimmed the holding in favor of better risk/return opportunities.
Netflix, Inc. | Netflix, a global streaming platform, and Paramount (not a Fund holding) were in a high stakes bidding war, primarily for Warner Bros. Discovery (not a Fund holding). At the time, it was believed that antitrust review could take up to 18 months, which meant Netflix would be in limbo during that time. The investment team sold the position to focus on better risk/reward opportunities.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Large Cap Fund (Class Y)	9.78%	8.88%	15.15%
Russell 1000® Growth Index	10.82%	11.88%	17.95%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 5,976,189,319
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 34,442,702
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$5,976,189,319
Total number of portfolio holdings	60
Total advisory fees paid	$34,442,702
Portfolio turnover rate	79%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.85%
Amazon.com, Inc.	6.55%
Microsoft Corp.	6.35%
Alphabet, Inc., Class C	6.29%
Apple, Inc.	4.10%
Lam Research Corp.	3.77%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.03%
Advanced Micro Devices, Inc.	3.00%
Eli Lilly and Co.	2.57%
Quanta Services, Inc.	2.46%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.85%
Amazon.com, Inc.	6.55%
Microsoft Corp.	6.35%
Alphabet, Inc., Class C	6.29%
Apple, Inc.	4.10%
Lam Research Corp.	3.77%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.03%
Advanced Micro Devices, Inc.	3.00%
Eli Lilly and Co.	2.57%
Quanta Services, Inc.	2.46%
* Excluding money market fund holdings, if any.

C000209170 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Large Cap Fund
Class Name	Class R
Trading Symbol	OTCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Discovery Large Cap Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Large Cap Fund (Class R)	$123	1.18%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, US large-cap growth equities generated positive returns, supported by continued investment in artificial intelligence (AI), strong corporate earnings growth and generally resilient economic activity. However, market performance was influenced by evolving expectations for monetary policy and inflation, which saw significant spikes in volatility during the US/Israel conflict in Iran. Overall, investors continued to focus on the earnings potential of companies viewed as beneficiaries of AI adoption and other long-term secular growth trends.
• For the fiscal year ended August 31, 2026, Class R shares of the Fund returned 9.23%. For the same time period, the Russell 1000® Growth Index (the “Benchmark”) returned 10.82%. The Fund underperformed its Benchmark mainly as a result of stock selection in the communication services and health care sectors. Strong stock selection in the information technology and industrials sectors partially offset these results.
What contributed to performance?
NVIDIA Corp. | NVIDIA is a market leader of semiconductor graphics processing units (GPUs) with sustainable demand to support the emerging AI industry. NVIDIA has approximately 90% market share with proprietary software that expands the capabilities of their GPUs. NVIDIA stock saw strong performance as AI-driven demand for their Blackwell GPUs, their most capable GPU to date, doubled revenues, grew profits and sealed cloud partnerships.
Alphabet, Inc. Class A | Alphabet provides web-based search, advertisements, maps, software applications, mobile operating systems, consumer content, enterprise solutions, commerce and hardware products. Alphabet announced plans to sell tensor processing units (TPUs) to Meta (also a Fund holding) for its large-scale AI workloads, expanding Alphabet’s total addressable market and diversifying Meta’s reliance away from NVIDIA GPUs. The stock outperformed during the period as investors responded favorably to the company's continued leadership in search and digital advertising, accelerating growth in its cloud computing business and progress incorporating AI capabilities across its products and services.
Lam Research Corp. | Lam Research manufactures equipment used to produce advanced semiconductors. The stock was added to the portfolio during the reporting period and the shares benefited from enthusiasm around AI-driven chip demand, particularly increased spending on memory and leading-edge semiconductor manufacturing.
What detracted from performance?
Meta Platforms, Inc. Class A | Meta operates a family of social media and digital communication platforms. The stock weakened in response to rising AI and metaverse investment costs, regulatory threats and slower advertising momentum, which pressured profits despite continued user engagement.
Microsoft Corp. | Microsoft shares were volatile during the first half of 2026, as investors weighed strong Azure cloud growth and expanding AI adoption against heavy spending on AI infrastructure. The investment team trimmed the holding in favor of better risk/return opportunities.
Netflix, Inc. | Netflix, a global streaming platform, and Paramount (not a Fund holding) were in a high stakes bidding war, primarily for Warner Bros. Discovery (not a Fund holding). At the time, it was believed that antitrust review could take up to 18 months, which meant Netflix would be in limbo during that time. The investment team sold the position to focus on better risk/reward opportunities.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Large Cap Fund (Class R)	9.23%	8.34%	14.58%
Russell 1000® Growth Index	10.82%	11.88%	17.95%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 5,976,189,319
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 34,442,702
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$5,976,189,319
Total number of portfolio holdings	60
Total advisory fees paid	$34,442,702
Portfolio turnover rate	79%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.85%
Amazon.com, Inc.	6.55%
Microsoft Corp.	6.35%
Alphabet, Inc., Class C	6.29%
Apple, Inc.	4.10%
Lam Research Corp.	3.77%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.03%
Advanced Micro Devices, Inc.	3.00%
Eli Lilly and Co.	2.57%
Quanta Services, Inc.	2.46%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.85%
Amazon.com, Inc.	6.55%
Microsoft Corp.	6.35%
Alphabet, Inc., Class C	6.29%
Apple, Inc.	4.10%
Lam Research Corp.	3.77%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.03%
Advanced Micro Devices, Inc.	3.00%
Eli Lilly and Co.	2.57%
Quanta Services, Inc.	2.46%
* Excluding money market fund holdings, if any.

C000209174 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Large Cap Fund
Class Name	Class C
Trading Symbol	OTFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Discovery Large Cap Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Large Cap Fund (Class C)	$175	1.68%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, US large-cap growth equities generated positive returns, supported by continued investment in artificial intelligence (AI), strong corporate earnings growth and generally resilient economic activity. However, market performance was influenced by evolving expectations for monetary policy and inflation, which saw significant spikes in volatility during the US/Israel conflict in Iran. Overall, investors continued to focus on the earnings potential of companies viewed as beneficiaries of AI adoption and other long-term secular growth trends.
• For the fiscal year ended August 31, 2026, Class C shares of the Fund, excluding sales charge, returned 8.70%. For the same time period, the Russell 1000® Growth Index (the “Benchmark”) returned 10.82%. The Fund underperformed its Benchmark mainly as a result of stock selection in the communication services and health care sectors. Strong stock selection in the information technology and industrials sectors partially offset these results.
What contributed to performance?
NVIDIA Corp. | NVIDIA is a market leader of semiconductor graphics processing units (GPUs) with sustainable demand to support the emerging AI industry. NVIDIA has approximately 90% market share with proprietary software that expands the capabilities of their GPUs. NVIDIA stock saw strong performance as AI-driven demand for their Blackwell GPUs, their most capable GPU to date, doubled revenues, grew profits and sealed cloud partnerships.
Alphabet, Inc. Class A | Alphabet provides web-based search, advertisements, maps, software applications, mobile operating systems, consumer content, enterprise solutions, commerce and hardware products. Alphabet announced plans to sell tensor processing units (TPUs) to Meta (also a Fund holding) for its large-scale AI workloads, expanding Alphabet’s total addressable market and diversifying Meta’s reliance away from NVIDIA GPUs. The stock outperformed during the period as investors responded favorably to the company's continued leadership in search and digital advertising, accelerating growth in its cloud computing business and progress incorporating AI capabilities across its products and services.
Lam Research Corp. | Lam Research manufactures equipment used to produce advanced semiconductors. The stock was added to the portfolio during the reporting period and the shares benefited from enthusiasm around AI-driven chip demand, particularly increased spending on memory and leading-edge semiconductor manufacturing.
What detracted from performance?
Meta Platforms, Inc. Class A | Meta operates a family of social media and digital communication platforms. The stock weakened in response to rising AI and metaverse investment costs, regulatory threats and slower advertising momentum, which pressured profits despite continued user engagement.
Microsoft Corp. | Microsoft shares were volatile during the first half of 2026, as investors weighed strong Azure cloud growth and expanding AI adoption against heavy spending on AI infrastructure. The investment team trimmed the holding in favor of better risk/return opportunities.
Netflix, Inc. | Netflix, a global streaming platform, and Paramount (not a Fund holding) were in a high stakes bidding war, primarily for Warner Bros. Discovery (not a Fund holding). At the time, it was believed that antitrust review could take up to 18 months, which meant Netflix would be in limbo during that time. The investment team sold the position to focus on better risk/reward opportunities.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Large Cap Fund (Class C) —including sales charge	7.86%	7.79%	14.18%
Invesco Discovery Large Cap Fund (Class C) —excluding sales charge	8.70%	7.79%	14.18%
Russell 1000® Growth Index	10.82%	11.88%	17.95%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 5,976,189,319
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 34,442,702
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$5,976,189,319
Total number of portfolio holdings	60
Total advisory fees paid	$34,442,702
Portfolio turnover rate	79%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.85%
Amazon.com, Inc.	6.55%
Microsoft Corp.	6.35%
Alphabet, Inc., Class C	6.29%
Apple, Inc.	4.10%
Lam Research Corp.	3.77%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.03%
Advanced Micro Devices, Inc.	3.00%
Eli Lilly and Co.	2.57%
Quanta Services, Inc.	2.46%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.85%
Amazon.com, Inc.	6.55%
Microsoft Corp.	6.35%
Alphabet, Inc., Class C	6.29%
Apple, Inc.	4.10%
Lam Research Corp.	3.77%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.03%
Advanced Micro Devices, Inc.	3.00%
Eli Lilly and Co.	2.57%
Quanta Services, Inc.	2.46%
* Excluding money market fund holdings, if any.

C000209169 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Large Cap Fund
Class Name	Class A
Trading Symbol	OPTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Discovery Large Cap Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Large Cap Fund (Class A)	$95	0.91%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, US large-cap growth equities generated positive returns, supported by continued investment in artificial intelligence (AI), strong corporate earnings growth and generally resilient economic activity. However, market performance was influenced by evolving expectations for monetary policy and inflation, which saw significant spikes in volatility during the US/Israel conflict in Iran. Overall, investors continued to focus on the earnings potential of companies viewed as beneficiaries of AI adoption and other long-term secular growth trends.
• For the fiscal year ended August 31, 2026, Class A shares of the Fund, excluding sales charge, returned 9.54%. For the same time period, the Russell 1000® Growth Index (the “Benchmark”) returned 10.82%. The Fund underperformed its Benchmark mainly as a result of stock selection in the communication services and health care sectors. Strong stock selection in the information technology and industrials sectors partially offset these results.
What contributed to performance?
NVIDIA Corp. | NVIDIA is a market leader of semiconductor graphics processing units (GPUs) with sustainable demand to support the emerging AI industry. NVIDIA has approximately 90% market share with proprietary software that expands the capabilities of their GPUs. NVIDIA stock saw strong performance as AI-driven demand for their Blackwell GPUs, their most capable GPU to date, doubled revenues, grew profits and sealed cloud partnerships.
Alphabet, Inc. Class A | Alphabet provides web-based search, advertisements, maps, software applications, mobile operating systems, consumer content, enterprise solutions, commerce and hardware products. Alphabet announced plans to sell tensor processing units (TPUs) to Meta (also a Fund holding) for its large-scale AI workloads, expanding Alphabet’s total addressable market and diversifying Meta’s reliance away from NVIDIA GPUs. The stock outperformed during the period as investors responded favorably to the company's continued leadership in search and digital advertising, accelerating growth in its cloud computing business and progress incorporating AI capabilities across its products and services.
Lam Research Corp. | Lam Research manufactures equipment used to produce advanced semiconductors. The stock was added to the portfolio during the reporting period and the shares benefited from enthusiasm around AI-driven chip demand, particularly increased spending on memory and leading-edge semiconductor manufacturing.
What detracted from performance?
Meta Platforms, Inc. Class A | Meta operates a family of social media and digital communication platforms. The stock weakened in response to rising AI and metaverse investment costs, regulatory threats and slower advertising momentum, which pressured profits despite continued user engagement.
Microsoft Corp. | Microsoft shares were volatile during the first half of 2026, as investors weighed strong Azure cloud growth and expanding AI adoption against heavy spending on AI infrastructure. The investment team trimmed the holding in favor of better risk/return opportunities.
Netflix, Inc. | Netflix, a global streaming platform, and Paramount (not a Fund holding) were in a high stakes bidding war, primarily for Warner Bros. Discovery (not a Fund holding). At the time, it was believed that antitrust review could take up to 18 months, which meant Netflix would be in limbo during that time. The investment team sold the position to focus on better risk/reward opportunities.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Large Cap Fund (Class A) —including sales charge	3.52%	7.41%	14.24%
Invesco Discovery Large Cap Fund (Class A) —excluding sales charge	9.54%	8.63%	14.89%
Russell 1000® Growth Index	10.82%	11.88%	17.95%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 5,976,189,319
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 34,442,702
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$5,976,189,319
Total number of portfolio holdings	60
Total advisory fees paid	$34,442,702
Portfolio turnover rate	79%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.85%
Amazon.com, Inc.	6.55%
Microsoft Corp.	6.35%
Alphabet, Inc., Class C	6.29%
Apple, Inc.	4.10%
Lam Research Corp.	3.77%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.03%
Advanced Micro Devices, Inc.	3.00%
Eli Lilly and Co.	2.57%
Quanta Services, Inc.	2.46%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.85%
Amazon.com, Inc.	6.55%
Microsoft Corp.	6.35%
Alphabet, Inc., Class C	6.29%
Apple, Inc.	4.10%
Lam Research Corp.	3.77%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.03%
Advanced Micro Devices, Inc.	3.00%
Eli Lilly and Co.	2.57%
Quanta Services, Inc.	2.46%
* Excluding money market fund holdings, if any.

C000209176 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Fund
Class Name	Class A
Trading Symbol	OPOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Discovery Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Fund (Class A)	$114	0.99%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, US small-cap growth equity markets were volatile but finished with strong gains, supported by improving earnings growth, broadening market participation beyond mega-cap technology stocks and expanding artificial intelligence (AI)-related investment across a wider range of industries.
• For the fiscal year ended August 31, 2026, Class A shares of the Fund, excluding sales charge, returned 30.90%. For the same time period, the Russell 2000® Growth Index (the “Benchmark”) returned 23.25%. The Fund outperformed the Benchmark mainly as a result of stock selection in the information technology and industrials sectors. Weaker stock selection in the consumer discretionary and health care sectors partially offset these results.
What contributed to performance?
Lumentum Holdings Inc. | Lumentum is a leading provider of lasers and advanced optical connectivity solutions used in hyperscale and AI-driven data center networks. The stock rallied sharply on a series of strong quarterly earnings reports, rising demand for high-speed optical connectivity, and general optimism surrounding AI infrastructure stocks. We sold the position during the fiscal year because its market cap increased beyond the Fund’s typical investment range.
Tower Semiconductor Ltd. | Tower Semiconductor is a specialty chip manufacturer that produces analog, radio frequency and optical semiconductor products used in communications, data center and high-performance computing applications. The stock rose after the company reported strong results in its optical chip business, announced plans to expand manufacturing capacity and raised its longer-term growth outlook. We sold the position during the fiscal year because its market cap increased beyond the Fund’s typical investment range.
What detracted from performance?
Stride, Inc. | Stride is a leading online provider of general education core subjects to K-12 students. The company also offers online career products and services focused on skill development for students in middle and high school in high demand/high growth areas such as IT, business and health care. Early in the period, the company experienced issues related to a platform rollout (core platform and feature usability) which led to higher-than-expected student withdrawals and caused the company to limit in-year enrollment. We exited our position during the fiscal year.
Commvault Systems, Inc. | Commvault provides cyber resilience solutions. During the period, the stock declined after quarterly results came in below expectations and the company announced the departure of its chief financial officer. We exited our position during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Fund (Class A) —including sales charge	23.70%	5.85%	14.34%
Invesco Discovery Fund (Class A) —excluding sales charge	30.90%	7.06%	14.99%
Russell 2000® Growth Index	23.25%	5.04%	10.66%
Russell 2000® Index	26.46%	6.85%	10.55%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 7,448,611,457
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 38,238,971
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$7,448,611,457
Total number of portfolio holdings	103
Total advisory fees paid	$38,238,971
Portfolio turnover rate	109%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Ligand Pharmaceuticals, Inc.	2.42%
BrightSpring Health Services, Inc.	2.33%
JFrog Ltd.	2.29%
Guardant Health, Inc.	2.08%
Repligen Corp.	1.99%
Halozyme Therapeutics, Inc.	1.98%
Sanmina Corp.	1.89%
Chord Energy Corp.	1.89%
Enova International, Inc.	1.84%
WisdomTree, Inc.	1.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Ligand Pharmaceuticals, Inc.	2.42%
BrightSpring Health Services, Inc.	2.33%
JFrog Ltd.	2.29%
Guardant Health, Inc.	2.08%
Repligen Corp.	1.99%
Halozyme Therapeutics, Inc.	1.98%
Sanmina Corp.	1.89%
Chord Energy Corp.	1.89%
Enova International, Inc.	1.84%
WisdomTree, Inc.	1.64%
* Excluding money market fund holdings, if any.

C000209180 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Fund
Class Name	Class C
Trading Symbol	ODICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Discovery Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Fund (Class C)	$201	1.75%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, US small-cap growth equity markets were volatile but finished with strong gains, supported by improving earnings growth, broadening market participation beyond mega-cap technology stocks and expanding artificial intelligence (AI)-related investment across a wider range of industries.
• For the fiscal year ended August 31, 2026, Class C shares of the Fund, excluding sales charge, returned 29.92%. For the same time period, the Russell 2000® Growth Index (the ”Benchmark”) returned 23.25%. The Fund outperformed the Benchmark mainly as a result of stock selection in the information technology and industrials sectors. Weaker stock selection in the consumer discretionary and health care sectors partially offset these results.
What contributed to performance?
Lumentum Holdings Inc. | Lumentum is a leading provider of lasers and advanced optical connectivity solutions used in hyperscale and AI-driven data center networks. The stock rallied sharply on a series of strong quarterly earnings reports, rising demand for high-speed optical connectivity, and general optimism surrounding AI infrastructure stocks. We sold the position during the fiscal year because its market cap increased beyond the Fund’s typical investment range.
Tower Semiconductor Ltd. | Tower Semiconductor is a specialty chip manufacturer that produces analog, radio frequency and optical semiconductor products used in communications, data center and high-performance computing applications. The stock rose after the company reported strong results in its optical chip business, announced plans to expand manufacturing capacity and raised its longer-term growth outlook. We sold the position during the fiscal year because its market cap increased beyond the Fund’s typical investment range.
What detracted from performance?
Stride, Inc. | Stride is a leading online provider of general education core subjects to K-12 students. The company also offers online career products and services focused on skill development for students in middle and high school in high demand/high growth areas such as IT, business and health care. Early in the period, the company experienced issues related to a platform rollout (core platform and feature usability) which led to higher-than-expected student withdrawals and caused the company to limit in-year enrollment. We exited our position during the fiscal year.
Commvault Systems, Inc. | Commvault provides cyber resilience solutions. During the period, the stock declined after quarterly results came in below expectations and the company announced the departure of its chief financial officer. We exited our position during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Fund (Class C) —including sales charge	28.97%	6.25%	14.30%
Invesco Discovery Fund (Class C) —excluding sales charge	29.92%	6.25%	14.30%
Russell 2000® Growth Index	23.25%	5.04%	10.66%
Russell 2000® Index	26.46%	6.85%	10.55%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 7,448,611,457
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 38,238,971
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$7,448,611,457
Total number of portfolio holdings	103
Total advisory fees paid	$38,238,971
Portfolio turnover rate	109%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Ligand Pharmaceuticals, Inc.	2.42%
BrightSpring Health Services, Inc.	2.33%
JFrog Ltd.	2.29%
Guardant Health, Inc.	2.08%
Repligen Corp.	1.99%
Halozyme Therapeutics, Inc.	1.98%
Sanmina Corp.	1.89%
Chord Energy Corp.	1.89%
Enova International, Inc.	1.84%
WisdomTree, Inc.	1.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Ligand Pharmaceuticals, Inc.	2.42%
BrightSpring Health Services, Inc.	2.33%
JFrog Ltd.	2.29%
Guardant Health, Inc.	2.08%
Repligen Corp.	1.99%
Halozyme Therapeutics, Inc.	1.98%
Sanmina Corp.	1.89%
Chord Energy Corp.	1.89%
Enova International, Inc.	1.84%
WisdomTree, Inc.	1.64%
* Excluding money market fund holdings, if any.

C000209178 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Fund
Class Name	Class R
Trading Symbol	ODINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Discovery Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Fund (Class R)	$144	1.25%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, US small-cap growth equity markets were volatile but finished with strong gains, supported by improving earnings growth, broadening market participation beyond mega-cap technology stocks and expanding artificial intelligence (AI)-related investment across a wider range of industries.
• For the fiscal year ended August 31, 2026, Class R shares of the Fund returned 30.55%. For the same time period, the Russell 2000® Growth Index (the ”Benchmark”) returned 23.25%. The Fund outperformed the Benchmark mainly as a result of stock selection in the information technology and industrials sectors. Weaker stock selection in the consumer discretionary and health care sectors partially offset these results.
What contributed to performance?
Lumentum Holdings Inc. | Lumentum is a leading provider of lasers and advanced optical connectivity solutions used in hyperscale and AI-driven data center networks. The stock rallied sharply on a series of strong quarterly earnings reports, rising demand for high-speed optical connectivity, and general optimism surrounding AI infrastructure stocks. We sold the position during the fiscal year because its market cap increased beyond the Fund’s typical investment range.
Tower Semiconductor Ltd. | Tower Semiconductor is a specialty chip manufacturer that produces analog, radio frequency and optical semiconductor products used in communications, data center and high-performance computing applications. The stock rose after the company reported strong results in its optical chip business, announced plans to expand manufacturing capacity and raised its longer-term growth outlook. We sold the position during the fiscal year because its market cap increased beyond the Fund’s typical investment range.
What detracted from performance?
Stride, Inc. | Stride is a leading online provider of general education core subjects to K-12 students. The company also offers online career products and services focused on skill development for students in middle and high school in high demand/high growth areas such as IT, business and health care. Early in the period, the company experienced issues related to a platform rollout (core platform and feature usability) which led to higher-than-expected student withdrawals and caused the company to limit in-year enrollment. We exited our position during the fiscal year.
Commvault Systems, Inc. | Commvault provides cyber resilience solutions. During the period, the stock declined after quarterly results came in below expectations and the company announced the departure of its chief financial officer. We exited our position during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Fund (Class R)	30.55%	6.78%	14.69%
Russell 2000® Growth Index	23.25%	5.04%	10.66%
Russell 2000® Index	26.46%	6.85%	10.55%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 7,448,611,457
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 38,238,971
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$7,448,611,457
Total number of portfolio holdings	103
Total advisory fees paid	$38,238,971
Portfolio turnover rate	109%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Ligand Pharmaceuticals, Inc.	2.42%
BrightSpring Health Services, Inc.	2.33%
JFrog Ltd.	2.29%
Guardant Health, Inc.	2.08%
Repligen Corp.	1.99%
Halozyme Therapeutics, Inc.	1.98%
Sanmina Corp.	1.89%
Chord Energy Corp.	1.89%
Enova International, Inc.	1.84%
WisdomTree, Inc.	1.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Ligand Pharmaceuticals, Inc.	2.42%
BrightSpring Health Services, Inc.	2.33%
JFrog Ltd.	2.29%
Guardant Health, Inc.	2.08%
Repligen Corp.	1.99%
Halozyme Therapeutics, Inc.	1.98%
Sanmina Corp.	1.89%
Chord Energy Corp.	1.89%
Enova International, Inc.	1.84%
WisdomTree, Inc.	1.64%
* Excluding money market fund holdings, if any.

C000209177 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Fund
Class Name	Class Y
Trading Symbol	ODIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Discovery Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Fund (Class Y)	$87	0.75%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, US small-cap growth equity markets were volatile but finished with strong gains, supported by improving earnings growth, broadening market participation beyond mega-cap technology stocks and expanding artificial intelligence (AI)-related investment across a wider range of industries.
• For the fiscal year ended August 31, 2026, Class Y shares of the Fund returned 31.22%. For the same time period, the Russell 2000® Growth Index (the ”Benchmark”) returned 23.25%. The Fund outperformed the Benchmark mainly as a result of stock selection in the information technology and industrials sectors. Weaker stock selection in the consumer discretionary and health care sectors partially offset these results.
What contributed to performance?
Lumentum Holdings Inc. | Lumentum is a leading provider of lasers and advanced optical connectivity solutions used in hyperscale and AI-driven data center networks. The stock rallied sharply on a series of strong quarterly earnings reports, rising demand for high-speed optical connectivity, and general optimism surrounding AI infrastructure stocks. We sold the position during the fiscal year because its market cap increased beyond the Fund’s typical investment range.
Tower Semiconductor Ltd. | Tower Semiconductor is a specialty chip manufacturer that produces analog, radio frequency and optical semiconductor products used in communications, data center and high-performance computing applications. The stock rose after the company reported strong results in its optical chip business, announced plans to expand manufacturing capacity and raised its longer-term growth outlook. We sold the position during the fiscal year because its market cap increased beyond the Fund’s typical investment range.
What detracted from performance?
Stride, Inc. | Stride is a leading online provider of general education core subjects to K-12 students. The company also offers online career products and services focused on skill development for students in middle and high school in high demand/high growth areas such as IT, business and health care. Early in the period, the company experienced issues related to a platform rollout (core platform and feature usability) which led to higher-than-expected student withdrawals and caused the company to limit in-year enrollment. We exited our position during the fiscal year.
Commvault Systems, Inc. | Commvault provides cyber resilience solutions. During the period, the stock declined after quarterly results came in below expectations and the company announced the departure of its chief financial officer. We exited our position during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Fund (Class Y)	31.22%	7.31%	15.26%
Russell 2000® Growth Index	23.25%	5.04%	10.66%
Russell 2000® Index	26.46%	6.85%	10.55%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 7,448,611,457
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 38,238,971
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$7,448,611,457
Total number of portfolio holdings	103
Total advisory fees paid	$38,238,971
Portfolio turnover rate	109%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Ligand Pharmaceuticals, Inc.	2.42%
BrightSpring Health Services, Inc.	2.33%
JFrog Ltd.	2.29%
Guardant Health, Inc.	2.08%
Repligen Corp.	1.99%
Halozyme Therapeutics, Inc.	1.98%
Sanmina Corp.	1.89%
Chord Energy Corp.	1.89%
Enova International, Inc.	1.84%
WisdomTree, Inc.	1.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Ligand Pharmaceuticals, Inc.	2.42%
BrightSpring Health Services, Inc.	2.33%
JFrog Ltd.	2.29%
Guardant Health, Inc.	2.08%
Repligen Corp.	1.99%
Halozyme Therapeutics, Inc.	1.98%
Sanmina Corp.	1.89%
Chord Energy Corp.	1.89%
Enova International, Inc.	1.84%
WisdomTree, Inc.	1.64%
* Excluding money market fund holdings, if any.

C000209175 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Fund
Class Name	Class R5
Trading Symbol	DIGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Discovery Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Fund (Class R5)	$81	0.70%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, US small-cap growth equity markets were volatile but finished with strong gains, supported by improving earnings growth, broadening market participation beyond mega-cap technology stocks and expanding artificial intelligence (AI)-related investment across a wider range of industries.
• For the fiscal year ended August 31, 2026, Class R5 shares of the Fund returned 31.26%. For the same time period, the Russell 2000® Growth Index (the ”Benchmark”) returned 23.25%. The Fund outperformed the Benchmark mainly as a result of stock selection in the information technology and industrials sectors. Weaker stock selection in the consumer discretionary and health care sectors partially offset these results.
What contributed to performance?
Lumentum Holdings Inc. | Lumentum is a leading provider of lasers and advanced optical connectivity solutions used in hyperscale and AI-driven data center networks. The stock rallied sharply on a series of strong quarterly earnings reports, rising demand for high-speed optical connectivity, and general optimism surrounding AI infrastructure stocks. We sold the position during the fiscal year because its market cap increased beyond the Fund’s typical investment range.
Tower Semiconductor Ltd. | Tower Semiconductor is a specialty chip manufacturer that produces analog, radio frequency and optical semiconductor products used in communications, data center and high-performance computing applications. The stock rose after the company reported strong results in its optical chip business, announced plans to expand manufacturing capacity and raised its longer-term growth outlook. We sold the position during the fiscal year because its market cap increased beyond the Fund’s typical investment range.
What detracted from performance?
Stride, Inc. | Stride is a leading online provider of general education core subjects to K-12 students. The company also offers online career products and services focused on skill development for students in middle and high school in high demand/high growth areas such as IT, business and health care. Early in the period, the company experienced issues related to a platform rollout (core platform and feature usability) which led to higher-than-expected student withdrawals and caused the company to limit in-year enrollment. We exited our position during the fiscal year.
Commvault Systems, Inc. | Commvault provides cyber resilience solutions. During the period, the stock declined after quarterly results came in below expectations and the company announced the departure of its chief financial officer. We exited our position during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Fund (Class R5)	31.26%	7.39%	15.26%
Russell 2000® Growth Index	23.25%	5.04%	10.66%
Russell 2000® Index	26.46%	6.85%	10.55%
S&P 500® Index	20.38%	12.79%	15.37%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 7,448,611,457
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 38,238,971
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$7,448,611,457
Total number of portfolio holdings	103
Total advisory fees paid	$38,238,971
Portfolio turnover rate	109%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Ligand Pharmaceuticals, Inc.	2.42%
BrightSpring Health Services, Inc.	2.33%
JFrog Ltd.	2.29%
Guardant Health, Inc.	2.08%
Repligen Corp.	1.99%
Halozyme Therapeutics, Inc.	1.98%
Sanmina Corp.	1.89%
Chord Energy Corp.	1.89%
Enova International, Inc.	1.84%
WisdomTree, Inc.	1.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Ligand Pharmaceuticals, Inc.	2.42%
BrightSpring Health Services, Inc.	2.33%
JFrog Ltd.	2.29%
Guardant Health, Inc.	2.08%
Repligen Corp.	1.99%
Halozyme Therapeutics, Inc.	1.98%
Sanmina Corp.	1.89%
Chord Energy Corp.	1.89%
Enova International, Inc.	1.84%
WisdomTree, Inc.	1.64%
* Excluding money market fund holdings, if any.

C000209179 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Fund
Class Name	Class R6
Trading Symbol	ODIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Discovery Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Fund (Class R6)	$73	0.63%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, US small-cap growth equity markets were volatile but finished with strong gains, supported by improving earnings growth, broadening market participation beyond mega-cap technology stocks and expanding artificial intelligence (AI)-related investment across a wider range of industries.
• For the fiscal year ended August 31, 2026, Class R6 shares of the Fund returned 31.38%. For the same time period, the Russell 2000® Growth Index (the ”Benchmark”) returned 23.25%. The Fund outperformed the Benchmark mainly as a result of stock selection in the information technology and industrials sectors. Weaker stock selection in the consumer discretionary and health care sectors partially offset these results.
What contributed to performance?
Lumentum Holdings Inc. | Lumentum is a leading provider of lasers and advanced optical connectivity solutions used in hyperscale and AI-driven data center networks. The stock rallied sharply on a series of strong quarterly earnings reports, rising demand for high-speed optical connectivity, and general optimism surrounding AI infrastructure stocks. We sold the position during the fiscal year because its market cap increased beyond the Fund’s typical investment range.
Tower Semiconductor Ltd. | Tower Semiconductor is a specialty chip manufacturer that produces analog, radio frequency and optical semiconductor products used in communications, data center and high-performance computing applications. The stock rose after the company reported strong results in its optical chip business, announced plans to expand manufacturing capacity and raised its longer-term growth outlook. We sold the position during the fiscal year because its market cap increased beyond the Fund’s typical investment range.
What detracted from performance?
Stride, Inc. | Stride is a leading online provider of general education core subjects to K-12 students. The company also offers online career products and services focused on skill development for students in middle and high school in high demand/high growth areas such as IT, business and health care. Early in the period, the company experienced issues related to a platform rollout (core platform and feature usability) which led to higher-than-expected student withdrawals and caused the company to limit in-year enrollment. We exited our position during the fiscal year.
Commvault Systems, Inc. | Commvault provides cyber resilience solutions. During the period, the stock declined after quarterly results came in below expectations and the company announced the departure of its chief financial officer. We exited our position during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Fund (Class R6)	31.38%	7.46%	15.44%
Russell 2000® Growth Index	23.25%	5.04%	10.66%
Russell 2000® Index	26.46%	6.85%	10.55%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 7,448,611,457
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 38,238,971
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$7,448,611,457
Total number of portfolio holdings	103
Total advisory fees paid	$38,238,971
Portfolio turnover rate	109%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Ligand Pharmaceuticals, Inc.	2.42%
BrightSpring Health Services, Inc.	2.33%
JFrog Ltd.	2.29%
Guardant Health, Inc.	2.08%
Repligen Corp.	1.99%
Halozyme Therapeutics, Inc.	1.98%
Sanmina Corp.	1.89%
Chord Energy Corp.	1.89%
Enova International, Inc.	1.84%
WisdomTree, Inc.	1.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Ligand Pharmaceuticals, Inc.	2.42%
BrightSpring Health Services, Inc.	2.33%
JFrog Ltd.	2.29%
Guardant Health, Inc.	2.08%
Repligen Corp.	1.99%
Halozyme Therapeutics, Inc.	1.98%
Sanmina Corp.	1.89%
Chord Energy Corp.	1.89%
Enova International, Inc.	1.84%
WisdomTree, Inc.	1.64%
* Excluding money market fund holdings, if any.

C000222272 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco NASDAQ 100 Index Fund
Class Name	Class R6
Trading Symbol	IVNQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco NASDAQ 100 Index Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco NASDAQ 100 Index Fund (Class R6)	$33	0.29%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.29%	[27]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the NASDAQ® Composite Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund outperformed the NASDAQ® Composite Index due to its security selection in the information technology sector.
• The Fund’s investment objective is to seek to track the investment results (before fees and expenses) of the Nasdaq-100 Index® (the "Index").
• For the fiscal year ended August 31, 2026, Class R6 shares of the Fund returned 26.19%, which differed from the return of the Index, 26.61%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the health care sector.
Positions | Micron Technology, Inc., an information technology company, and Advanced Micro Devices, Inc., an information technology company.
What detracted from performance?
Sector Allocations | Consumer discretionary sector, followed by the industrials sector.
Positions | Netflix, Inc., a consumer discretionary company, and Meta Platforms, Inc., an information technology company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (10/13/20)
Invesco NASDAQ 100 Index Fund (Class R6)	26.19%	14.28%	17.00%
Nasdaq-100 Index®	26.61%	14.46%	17.25%
NASDAQ® Composite Index	23.64%	12.38%	15.38%

Performance Inception Date	Oct. 13, 2020
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 338,867,656
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 349,596
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$338,867,656
Total number of portfolio holdings	107
Total advisory fees paid	$349,596
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.34%
Apple, Inc.	7.27%
Microsoft Corp.	5.89%
Micron Technology, Inc.	4.66%
Amazon.com, Inc.	4.37%
Advanced Micro Devices, Inc.	3.31%
Alphabet, Inc., Class A	3.09%
Tesla, Inc.	2.87%
Alphabet, Inc., Class C	2.86%
Broadcom, Inc.	2.74%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.34%
Apple, Inc.	7.27%
Microsoft Corp.	5.89%
Micron Technology, Inc.	4.66%
Amazon.com, Inc.	4.37%
Advanced Micro Devices, Inc.	3.31%
Alphabet, Inc., Class A	3.09%
Tesla, Inc.	2.87%
Alphabet, Inc., Class C	2.86%
Broadcom, Inc.	2.74%
* Excluding money market fund holdings, if any.

C000241066 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SMA Municipal Bond Fund
Class Name	Invesco SMA Municipal Bond Fund
Trading Symbol	SMBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SMA Municipal Bond Fund (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SMA Municipal Bond Fund	$0	0.00%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[28]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, despite heightened market volatility, the municipal bond market saw positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended August 31, 2026, the Fund returned 5.46%. For the same time period, the Custom Invesco Short Duration High Yield Municipal Index (the “Benchmark”) returned 4.83%.
What contributed to relative performance?
• During the fiscal year, an underweight exposure and security selection among local general obligation bonds contributed to the Fund's performance relative to the Benchmark. Security selection among higher coupon bonds (5.00% and greater) also added to relative performance. On a state level, bonds domiciled in Texas contributed to relative return.
What detracted from relative performance?
• During the fiscal year, an underweight exposure to the dedicated tax sector detracted from the Fund's performance relative to the Benchmark. An underweight exposure and security selection among intermediate duration bonds (10.00-14.99 years specifically) also detracted from relative performance. On a state level, bonds domiciled in Colorado detracted from relative return.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (2/21/23)
Invesco SMA Municipal Bond Fund	5.46%	4.65%
Custom Invesco Short Duration High Yield Municipal Index	4.83%	4.51%
S&P Municipal Bond High Yield Index	6.64%	5.37%
S&P Municipal Bond Index	4.16%	3.41%

Performance Inception Date	Feb. 21, 2023
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 66,842,957
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	119.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$66,842,957
Total number of portfolio holdings	114
Total advisory fees paid	$0
Portfolio turnover rate	119%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Montana Facility Finance Authority, Series 2026, VRD RB, 2.20%, 05/15/2066	5.98%
Idaho (State of) Health Facilities Authority (St. Luke's Health System), Series 2018 C, VRD Ref. RB, 2.95%, 03/01/2048	2.25%
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB, 5.00%, 02/15/2037	1.87%
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation), Series 2017, Ref. RB, 6.00%, 07/01/2047	1.81%
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community), Series 2026, Ref. RB, 5.00%, 06/01/2045	1.71%
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 B, Ref. RB, 5.00%, 07/01/2037	1.66%
New Hope Cultural Education Facilities Finance Corp. (Bella Vida Forefront Living), Series 2025 A, RB, 6.25%, 10/01/2045	1.60%
Kentucky (Commonwealth of) Public Energy Authority, Series 2023 A-1, Ref. RB, 5.25%, 02/01/2032	1.56%
Horace (City of), ND, Series 2024 C, Ref. GO Bonds, 4.75%, 05/01/2044	1.55%
Tobacco Settlement Financing Corp., Series 2018 A, Ref. RB, 5.00%, 06/01/2033	1.53%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Montana Facility Finance Authority, Series 2026, VRD RB, 2.20%, 05/15/2066	5.98%
Idaho (State of) Health Facilities Authority (St. Luke's Health System), Series 2018 C, VRD Ref. RB, 2.95%, 03/01/2048	2.25%
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB, 5.00%, 02/15/2037	1.87%
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation), Series 2017, Ref. RB, 6.00%, 07/01/2047	1.81%
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community), Series 2026, Ref. RB, 5.00%, 06/01/2045	1.71%
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 B, Ref. RB, 5.00%, 07/01/2037	1.66%
New Hope Cultural Education Facilities Finance Corp. (Bella Vida Forefront Living), Series 2025 A, RB, 6.25%, 10/01/2045	1.60%
Kentucky (Commonwealth of) Public Energy Authority, Series 2023 A-1, Ref. RB, 5.25%, 02/01/2032	1.56%
Horace (City of), ND, Series 2024 C, Ref. GO Bonds, 4.75%, 05/01/2044	1.55%
Tobacco Settlement Financing Corp., Series 2018 A, Ref. RB, 5.00%, 06/01/2033	1.53%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports

[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
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[19]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[20]	For the period September 30, 2025 (commencement of operations) to August 31, 2026. Expenses for a full reporting period would be higher.
[21]	Annualized.
[22]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
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[28]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.